UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

(Unaudited)

LARGE COMPANY GROWTH PORTFOLIO

LARGE COMPANY VALUE PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

SMALL COMPANY VALUE PORTFOLIO

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO

June 30, 2007

www.wilfunds.com

Wilshire Mutual Funds, Inc.

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Funds Shareholder,

We are pleased to present this Semi-Annual Report to all shareholders of the Wilshire Mutual Funds, Inc., (the “Fund”). This report covers the six month period ended June 30, 2007 (the “Period”), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Dow Jones Wilshire 5000 Index Portfolio.

MARKET ENVIRONMENT

The most recent GDP figures showed slowing economic activities for the Period. The latest GDP figure shows that the economy grew at an annualized rate of 0.7% for the first quarter 2007. Though year-over-year core CPI has moderated (2.2% in May), inflation concerns were stoked by May’s 0.7% increase in headline CPI. This marked only the third monthly increase above 0.6% since 1990. Oil prices flirted with the $70 level until finally breaking through to close June at $70.68. Job growth continued to moderate with an average of 133,000 jobs created through the first five months of 2007. The unemployment rate held steady at 4.5% in May. The housing market continued to slow with existing and new home sales for May off 10.3% and 15.8%, respectively, from a year earlier.

The U.S. equity markets posted solid returns over the Period, led by strength in the growth segment of the market across both large and small capitalizations. Growth stocks outperformed on the heel of better performance from the traditionally growth sectors such as Information Technology and Health Care. Both sectors posted positive returns over the Period and were among the best performing sectors within the market. Small cap growth stocks outperformed large cap growth stocks for the Period on the support of robust private equity and M&A activities.

Growth stocks outperformed value stocks partially due to their limited exposures to the financials sector, which was plagued by unabated worries of sub-prime lending and tightening in liquidity. Financial companies posted the worst performance as a group relative to other industry sectors. As the largest component within the value indices, their beleaguered performance contributed to the underperformance of value stocks. The Russell 2000 Value small cap index’s higher exposure to sub-prime mortgage originators contributed to its underperformance relative to the Russell 1000 Value large cap index over the Period. In contrast, cyclical sectors such as Industrials, Materials, and Energy continued to provide leadership and posted double digit returns over the Period.

International equities continued the trend of out-performance versus U.S. equities for the Period. Measured in U.S. dollar terms, the MSCI EAFE index returned 10.74% for the Period, outpacing the S&P 500 index by 3.76%. Emerging markets provided the best returns and outperformed both the U.S. and other developed markets. For the Period, the MSCI Emerging Market Index gained 17.55% in U.S. dollar terms.

FUND PERFORMANCE OVERVIEW*

Wilshire is pleased to discuss the results over the Period with our shareholders. All four style funds outperformed their respective benchmarks for the Period. The outperformance is attributable to our ability in generating positive security selection in each of the Funds. The Large Company Growth Portfolio, which is benchmarked to the Russell 1000 Growth Index, returned 9.17%, outperforming the benchmark by 1.04% for the Period. The Large Company Value Portfolio advanced 6.74%, outpacing the Russell 1000 Value Index by 0.50% for the Period. The Small Company Growth Portfolio returned 9.57%, which was 0.25% higher than its benchmark the Russell 2000 Growth Index’s 9.32% return. Last but not least, the Small Company Value Portfolio provided the best outperformance of the group. The Small Company Value Portfolio’s 8.42% return was more than twice of its benchmark Russell 2000 Value Index’s 3.81% return for the Period. Finally, the Dow Jones Wilshire 5000 Index Portfolio, which closely tracks the performance of the Dow Jones Wilshire 5000 Index, gained 6.99% for the Period.

Sincerely,

Lawrence E. Davanzo, President

*	The performance stated is for Investment Class Shares. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance quoted to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	9.17%
One Year Ended 06/30/07	16.13%
Five Years Ended 06/30/07	9.07%
Ten Years Ended 06/30/07	6.55%

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/07**	9.36%
One Year Ended 06/30/07	16.55%
Five Years Ended 06/30/07	9.44%
Ten Years Ended 06/30/07	6.87%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/07, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**	Not Annualized.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Growth Portfolio (the “Portfolio”) returned 9.17% while the Institutional Class Shares returned 9.36% for the six-month period ended June 30, 2007 (the “Period”). The Portfolio outperformed its benchmark, the Russell 1000 Growth Index, which returned 8.13% for the same Period. During the Period, the Portfolio made changes to its subadvisors. In January 2007, the Portfolio enhanced its offering of unique investment approaches by expanding the number of subadvisors in its portfolio. The Portfolio is currently managed by six large cap growth subadvisors, each with a unique and complementary investment approach. Wilshire believes the restructuring improves the Portfolio’s overall ability to deliver compelling risk-adjusted returns in the large cap growth segment of the market.

For the Period, large growth stocks outperformed large value stocks. The Russell 1000 Growth Index’s 8.13% return outpaced the 6.24% return for the Russell 1000 Value Index. The growth index’s performance was led by companies within Information Technology and Healthcare, two of the traditional growth sectors. Lagging sectors in the Period included Financials and Consumer Discretionary companies, whose performance was plagued by concerns of deteriorating sub-prime lending and the slowdown in consumer spending. In the growth stock spectrum, larger growth companies again underperformed smaller counterparts as the Russell 1000 Growth Index returned 8.13% versus the 9.32% return for the Russell 2000 Growth Index for the Period.

The Portfolio’s outperformance was mainly attributable to its positive security selection, which added value in seven of the ten industry sectors. The most robust security selection results were seen in the Financials, Materials, and Telecommunications sectors. Industry integration and growing global demand benefited companies such as Intercontinental Exchange, Owens Illinois, and American Movil, and propelled their stock prices by more than 30% over the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings are subject to change. The Russell 1000 Growth Index is an unmanaged index that measures the performance of the largest 1,000 companies with high price-to-book ratios and high forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

LARGE COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

LARGE COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	6.74%
One Year Ended 06/30/07	20.88%
Five Years Ended 06/30/07	11.58%
Ten Years Ended 06/30/07	8.54%

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	6.64%
One Year Ended 06/30/07	21.01%
Five Years Ended 06/30/07	11.86%
Ten Years Ended 06/30/07	8.80%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/07, there were no waivers or reimbursements. Without such waivers and reimbursements, historical total returns would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**	Not Annualized.

LARGE COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Large Company Value Portfolio (the “Portfolio”) rose 6.74% while Institutional Class Shares gained 6.64% over the six-month period ended June 30, 2007 (the “Period”). Both classes of the Portfolio outperformed the benchmark, the Russell 1000 Value Index, which returned 6.24% over the Period.

Value stocks trailed growth stocks for the first six months of the year, a stark reversal given their outperformance versus growth counterparts for the last seven consecutive years since 2000. Between value stocks, larger value companies outperformed smaller value companies over the Period. The Russell 1000 Value Index out-gained the Russell 2000 Value Index by 2.43% over the first six months of the year.

The Portfolio’s outperformance was primarily attributable to its strong security selection across multiple sectors throughout the Portfolio. Security selection contributed positively in seven of the ten industry sectors and was particularly strong in Financials, Industrials, and Consumer Discretionary sectors. Among the largest contributors to the Portfolio’s performance were key holdings such as Fannie Mae, Honeywell International, and Whirlpool.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings are subject to change. The Russell 1000 Value Index is an unmanaged index that measures the performance of the largest 1,000 companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	9.57%
One Year Ended 06/30/07	16.90%
Five Years Ended 06/30/07	12.35%
Ten Years Ended 06/30/07	7.04%

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	9.59%
One Year Ended 06/30/07	17.13%
Five Years Ended 06/30/07	12.58%
Ten Years Ended 06/30/07	7.26%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/07, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**	Not Annualized.

SMALL COMPANY GROWTH PORTFOLIO COMMENTARY - (CONTINUED)

The Small Company Growth Portfolio’s Investment Class Shares (the “Portfolio”) returned 9.57%, while Institutional Class Shares returned 9.59% for the six-month period ended June 30, 2007 (the “Period”). The small cap growth segment as measured by the Russell 2000 Growth Index advanced 9.32% for the Period. The Portfolio outperformed the Russell 2000 Growth Index by 0.25% for the Period. Representing one of the best performing segments in the market, small cap growth companies outperformed both large growth companies and their small value counterparts.

The Portfolio benefited from both excellent security selection and sound sector allocation decisions over the Period. Positively contributing to the Portfolio’s outperformance is its underweight position to the Financials sector, the worst performing sector in the index, and overweight position to the Industrials sector, the best performing sector over the Period. In addition, security selection also contributed to performance; several large holdings in the portfolio such as AK Steel, Correction Corp of America, and Strayer Education were among the largest contributors to the Portfolio’s outperformance.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings are subject to change. The Russell 2000 Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	8.42%
One Year Ended 06/30/07	16.92%
Five Years Ended 06/30/07	14.68%
Ten Years Ended 06/30/07	10.38%

INSTITUTIONAL CLASS SHARES

Average Annual Total Return *

Six Months Ended 06/30/07**	8.52%
One Year Ended 06/30/07	17.25%
Five Years Ended 06/30/07	15.01%
Ten Years Ended 06/30/07	10.65%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/07, fees totaling 0.60% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**	Not Annualized.

SMALL COMPANY VALUE PORTFOLIO COMMENTARY - (CONTINUED)

The Small Company Value Portfolio’s Investment Class Shares (the “Portfolio”) gained 8.42% while Institutional Class Shares gained 8.52% during the six-month period ended June 30, 2007 (the “Period”). The Portfolio significantly outperformed its benchmark index, the Russell 2000 Value Index, which returned 3.81% for the same period.

The Portfolio outperformed the index on the back of excellent stock selection and sound sector allocation decisions. The troubles in sub-prime lending and worrying signs of continued slowdown in the housing sector led to negative returns in the Financials sector, the largest sector within the small cap value benchmark. For the Period, the Financials sector was the worst performing sector within the benchmark. In contrast, companies within the Industrials, Materials, and Energy sectors provided leadership by posting double digit returns in the Period. The Portfolio’s underweight to the Financials sector and overweight to the Industrials and Materials sectors significantly contributed to performance. In addition, the Portfolio benefited from excellent security selection across the portfolio. Positive security selection was most notable within the Information Technology and Financials sectors. Several holdings, such as Commscope, General Cable, and Zoran Corp advanced more than 30% over the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. Portfolio holdings are subject to change. The Russell 2000 Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/07**	6.99%
One Year Ended 06/30/07	19.19%
Five Years Ended 06/30/07	10.78%
Inception (2/1/99) through 06/30/07	3.79%

INSTITUTIONAL CLASS SHARES
Average Annual Total Return *

Six Months Ended 06/30/07**	7.16%
One Year Ended 06/30/07	19.37%
Five Years Ended 06/30/07	11.09%
Inception (2/1/99) through 06/30/07	4.07%

QUALIFIED CLASS SHARES
Average Annual Total Return *

Six Months Ended 06/30/07**	6.91%
One Year Ended 06/30/07	18.82%
Five Years Ended 06/30/07	10.63%
Inception (5/10/00) through 06/30/07	3.00%

HORACE MANN CLASS SHARES
Average Annual Total Return *

Six Months Ended 06/30/07**	6.92%
One Year Ended 06/30/07	18.97%
Five Years Ended 06/30/07	10.70%
Inception (12/10/99) through 06/30/07	4.19%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

*	Assumes reinvestment of all dividends and distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six months ended 06/30/07, there were no waivers or reimbursements. Without such waivers and reimbursements, total returns since inception would have been lower. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
**	Not Annualized.

DOW JONES WILSHIRE 5000 INDEX PORTFOLIO COMMENTARY - (CONTINUED)

Investment Class Shares of the Dow Jones Wilshire 5000 Portfolio (the “Portfolio”) returned 6.99% while Institutional Class Shares gained 7.16% for the six-month period ended June 30, 2007 (the “Period”). The Portfolio’s benchmark index, the Dow Jones Wilshire 5000 Index gained 7.56% for the Period. The Portfolio slightly underperformed the benchmark due to transaction costs and fees.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Portfolio holdings are subject to change. The Dow Jones Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot invest directly in any index.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES For the Six Month Period Ended June 30, 2007 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the past six month period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

WILSHIRE MUTUAL FUNDS, INC. DISCLOSURE OF FUND EXPENSES - (Continued) For the Six Month Period Ended June 30, 2007 (Unaudited)

	Beginning Account Value 01/01/07	Ending Account Value 06/30/07	Expense Ratio (1)	Expenses Paid During Period 01/01/07 — 06/30/07(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,091.70	1.37%	$7.07
Institutional Class	$1,000.00	$1,093.60	0.98%	$5.06
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.90	1.37%	$6.82
Institutional Class	$1,000.00	$1,019.82	0.98%	$4.88
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,067.40	1.37%	$6.98
Institutional Class	$1,000.00	$1,066.40	1.05%	$5.35
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.90	1.37%	$6.82
Institutional Class	$1,000.00	$1,019.48	1.05%	$5.23
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,095.70	1.45%	$7.49
Institutional Class	$1,000.00	$1,095.90	1.31%	$6.77
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.51	1.45%	$7.21
Institutional Class	$1,000.00	$1,018.25	1.31%	$6.52
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,084.20	1.12%	$5.76
Institutional Class	$1,000.00	$1,085.20	0.83%	$4.27
Hypothetical 5% Return
Investment Class	$1,000.00	$1,019.13	1.12%	$5.58
Institutional Class	$1,000.00	$1,020.56	0.83%	$4.14
Dow Jones Wilshire 5000 Index Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,069.90	0.67%	$3.42
Institutional Class	$1,000.00	$1,071.60	0.37%	$1.89
Qualified Class	$1,000.00	$1,069.10	0.77%	$3.93
Horace Mann Class	$1,000.00	$1,069.20	0.72%	$3.67
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.35	0.67%	$3.34
Institutional Class	$1,000.00	$1,022.83	0.37%	$1.85
Qualified Class	$1,000.00	$1,020.86	0.77%	$3.84
Horace Mann Class	$1,000.00	$1,021.11	0.72%	$3.59

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 99.4%

Consumer Discretionary — 10.3%
14,169	Amazon.com, Inc.†(a)	$969,301
19,000	American Eagle Outfitters, Inc.	487,540
17,356	Apollo Group, Inc., Class A†	1,014,111
6,400	Best Buy Co., Inc.	298,688
6,515	Burger King Holdings, Inc.	171,605
21,653	Cablevision Systems Corp., Class A†(a)	783,622
35,545	Carmax, Inc.†	906,398
27,255	Carnival Corp.(a)	1,329,226
2,584	Citadel Broadcasting Corp.	16,666
18,930	Coach, Inc.†	897,093
3,800	CROCS, Inc.†	163,514
14,900	DreamWorks Animation SKG, Inc., Class A†	429,716
4,779	Expedia, Inc.†	139,977
6,800	Foot Locker, Inc.	148,240
40,210	GameStop Corp., Class A†	1,572,211
47,170	Garmin, Ltd.(a)	3,489,165
529	Getty Images, Inc.†	25,294
1,863	H&R Block, Inc.	43,538
1,898	Harman International Industries, Inc.	221,686
5,800	J.C. Penney Co., Inc.(a)	419,804
21,009	Jarden Corp.†(a)	903,597
19,100	Johnson Controls, Inc.	2,211,207
14,525	Kohl’s Corp.†	1,031,711
10,500	Las Vegas Sands Corp.†(a)	802,095
20,100	Liberty Global, Inc., Class A†	824,904
154,100	Lowe’s Cos., Inc.	4,729,329
27,545	McDonald’s Corp.	1,398,184
39,585	McGraw-Hill Cos., Inc. (The)	2,694,947
51,500	NET Servicos de Comunicacao SA ADR(a)	851,295
88,400	News Corp., Class A	1,874,964
19,100	Nike, Inc., Class B	1,113,339
900	NutriSystem, Inc.†	62,856
1,100	NVR, Inc.†	747,725
5,327	Office Depot, Inc.†	161,408
36,958	OfficeMax, Inc.	1,452,449
11,140	Polo Ralph Lauren Corp.	1,092,945
5,800	R.H. Donnelley Corp.†	439,524
5,679	Regal Entertainment Group, Class A	124,541
22,620	Saks, Inc.(a)	482,937
5,834	Scientific Games Corp., Class A†(a)	203,898
8,768	Sears Holdings Corp.†	1,486,176
19,250	Shaw Communications, Inc., Class B	809,270
29,900	Staples, Inc.(a)	709,527
186,305	Starbucks Corp.†	4,888,644
13,625	Starwood Hotels & Resorts Worldwide, Inc.	913,829
4,000	Target Corp.(a)	254,400
60	Tiffany & Co.	3,184
23,431	Time Warner, Inc.	492,988
9,400	TJX Cos., Inc.	258,500
19,800	TRW Automotive Holdings Corp.†	729,234
105,000	Urban Outfitters, Inc.†(a)	2,523,150
15,800	VF Corp.	1,446,964
8,010	Virgin Media, Inc.	195,204
65,540	Walt Disney Co. (The)	2,237,536
16,636	Warner Music Group Corp.	240,390
1,200	Yum! Brands, Inc.(a)	39,264

		53,959,510

Consumer Staples — 6.1%
7,195	Altria Group, Inc.	504,657
88,362	Avon Products, Inc.	3,247,304
5,200	Bare Essentials, Inc.†	177,580
5,096	Bunge, Ltd.(a)	430,612
17,800	Church & Dwight Co., Inc.	862,588

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
16,194	Coca-Cola Co. (The)	$847,108
25,455	Colgate-Palmolive Co.	1,650,757
19,840	Costco Wholesale Corp.	1,161,037
247,986	CVS Caremark Corp.	9,039,089
8,600	Diageo PLC ADR	716,466
19,040	Fomento Economico Mexicano SAB de CV ADR	748,653
31	Kellogg Co.	1,605
21,362	Kraft Foods, Inc., Class A	753,011
2,973	Molson Coors Brewing Co., Class B	274,884
69,040	PepsiCo, Inc.	4,477,244
37,440	Procter & Gamble Co.	2,290,953
23,692	Smithfield Foods, Inc.	729,477
26,630	Walgreen Co.	1,159,470
64,549	Wal-Mart Stores, Inc.	3,105,452

		32,177,947

Energy — 6.3%
1,502	Arch Coal, Inc.(a)	52,270
28,600	Cameron International Corp.†	2,044,042
15,000	ConocoPhillips	1,177,500
4,700	Continental Resources, Inc.†	75,200
65,990	Exxon Mobil Corp.	5,535,241
29,800	Foundation Coal Holdings, Inc.	1,211,072
25,675	Grant Prideco, Inc.†	1,382,085
18,173	Halliburton Co.(a)	626,967
14,800	Marathon Oil Corp.	887,408
50,300	Massey Energy Co.	1,340,495
77,200	National Oilwell Varco, Inc†	8,047,328
3,936	Southwestern Energy Co.†(a)	175,152
5,200	Tesoro Corp.(a)	297,180
4,100	Tetra Technologies, Inc.†	115,620
18,100	Tidewater, Inc.(a)	1,282,928
8,645	Transocean, Inc.†	916,197
9,300	Unit Corp.†	585,063
9,600	Valero Energy Corp.	709,056
107,776	Williams Cos., Inc.	3,407,877
53,430	XTO Energy, Inc.	3,211,143

		33,079,824

Financials — 10.8%
18,900	Aflac, Inc.(a)	971,460
88,925	American Express Co.	5,440,432
21,200	American Financial Group, Inc.	723,980
17,000	American International Group, Inc.	1,190,510
138,146	CB Richard Ellis Group, Inc., Class A†(a)	5,042,329
99,800	Charles Schwab Corp. (The)	2,047,896
14,463	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	7,728,448
7,722	Commerce Bancorp, Inc.	285,637
5,900	Deutsche Bank AG(a)	853,966
34,251	E*Trade Financial Corp.†(a)	756,605
22,179	Fannie Mae	1,448,954
10,510	Franklin Resources, Inc.	1,392,260
8,900	Freddie Mac	540,230
14,344	Goldman Sachs Group, Inc.(a)	3,109,062
12,379	Hartford Financial Services Group, Inc.	1,219,455
21,525	HDFC Bank, Ltd. ADR	1,813,696
7,715	IntercontinentalExchange, Inc.†	1,140,663
22,950	JPMorgan Chase & Co.	1,111,928
25,577	Lehman Brothers Holdings, Inc.(a)	1,905,998
15,495	Lincoln National Corp.(a)	1,099,370
42,900	Loews Corp.	2,187,042
28,965	Mellon Financial Corp.	1,274,460
65,485	Merrill Lynch & Co., Inc.	5,473,236
19,500	MetLife, Inc.	1,257,360
66	Moody’s Corp.(a)	4,105

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
22,370	Morgan Stanley	$1,876,396
11,131	NYSE Euronext	819,464
2,300	St Joe Co. (The)(a)	106,582
16,815	State Street Corp.	1,150,146
41,225	TD Ameritrade Holding Corp.†	824,500
19,563	Unum Group	510,790
17,300	W.R. Berkley Corp.	562,942
21,500	Wells Fargo & Co.(a)	756,155

		56,626,057

Health Care — 14.9%
68,930	Abbott Laboratories	3,691,201
19,184	Abraxis BioScience, Inc.†(a)	426,460
25,435	Aetna, Inc.	1,256,489
10,535	Alcon, Inc.	1,421,276
90,935	Allergan, Inc.	5,241,493
45,491	Amgen, Inc.†	2,515,198
6,177	Amylin Pharmaceuticals, Inc.†(a)	254,245
7,800	Bausch & Lomb, Inc.	541,632
33,500	Baxter International, Inc.	1,887,390
7,307	Brookdale Senior Living, Inc.(a)	332,980
13,202	Cardinal Health, Inc.	932,589
124,400	Celgene Corp.†(a)	7,131,852
8,302	Cigna Corp.	433,531
12,300	Coventry Health Care, Inc.†	709,095
26,600	Eli Lilly & Co.(a)	1,486,408
38,310	Express Scripts, Inc.†	1,915,883
47,488	Genentech, Inc.†	3,592,942
34,195	Genzyme Corp.†	2,202,158
255,260	Gilead Sciences, Inc.†	9,896,430
7,774	HLTH Corp.†	108,914
95,447	Johnson & Johnson	5,881,444
14,850	Kinetic Concepts, Inc.†	771,755
23,500	Medco Health Solutions, Inc.†	1,832,765
57,730	Medtronic, Inc.	2,993,877
1,900	PerkinElmer, Inc.	49,514
27	Pfizer, Inc.	690
64,890	Schering-Plough Corp.(a)	1,975,252
36,105	Stryker Corp.(a)	2,277,865
29,785	Teva Pharmaceutical Industries, Ltd. ADR	1,228,631
56,120	Thermo Fisher Scientific, Inc.†	2,902,526
36,798	UnitedHealth Group, Inc.	1,881,850
34,528	VCA Antech, Inc.†	1,301,360
13,065	Waters Corp.†	775,538
76,155	WellPoint, Inc.†	6,079,454
19,074	Wyeth	1,093,703
13,140	Zimmer Holdings, Inc.†	1,115,455

		78,139,845

Industrials — 13.1%
26,850	3M Co.(a)	2,330,311
27,198	AGCO Corp.(a)	1,180,665
12,700	Aircastle, Ltd.	505,587
21,209	American Standard Cos., Inc.	1,250,907
4,772	Avery Dennison Corp.	317,243
87,151	Boeing Co.	8,380,440
2,874	Brink’s Co. (The)	177,872
37,775	Caterpillar, Inc.	2,957,782
1,369	ChoicePoint, Inc.†	58,114
2,423	Continental Airlines, Inc., Class B†	82,067
3,136	Con-way, Inc.	157,553
27,100	Corrections Corp. of America	1,710,281
59,400	Covanta Holding Corp.†	1,464,210
11,650	Cummins, Inc.	1,179,096
27,500	Danaher Corp.	2,076,250
12,100	Deere & Co.	1,460,954
10,500	DRS Technologies, Inc.	601,335

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
30,780	FedEx Corp.	$3,415,657
11,200	General Dynamics Corp.	876,064
84,567	General Electric Co.	3,237,225
15,700	Goodrich Corp.	935,092
43,300	Honeywell International, Inc.(a)	2,436,924
5,600	Illinois Tool Works, Inc.(a)	303,464
6,700	ITT Corp.	457,476
16,300	L-3 Communications Holdings, Inc.(a)	1,587,457
7,900	Laidlaw International, Inc.	272,945
501	Owens Corning, Inc.†	16,849
22,823	Paccar, Inc.(a)	1,986,514
39,000	Pitney Bowes, Inc.	1,825,980
70,781	Precision Castparts Corp.	8,589,982
35,400	Quanta Services, Inc.†(a)	1,085,718
27,610	Raytheon Co.	1,487,903
7,145	Siemens AG ADR	1,022,164
2,300	Steelcase, Inc., Class A	42,550
69,290	Stericycle, Inc.†(a)	3,080,633
8,100	Terex Corp.†	658,530
33,958	Textron, Inc.	3,739,115
6,667	Timken Co.(a)	240,745
49,815	United Technologies Corp.	3,533,378
10,300	Waste Management, Inc.	402,215
18,642	WESCO International, Inc.†(a)	1,126,909

		68,252,156

Information Technology — 26.2%
128,625	Adobe Systems, Inc.†	5,164,294
82,315	Akamai Technologies, Inc.†(a)	4,003,802
9,070	Amdocs, Ltd.†	361,167
53,050	Amphenol Corp., Class A	1,891,233
98,835	Apple, Inc.†	12,061,823
100	Atmel Corp.†	556
22,120	Autodesk, Inc.†	1,041,410
8,600	AVX Corp.	143,964
2,400	Broadridge Financial Solutions, Inc.	45,888
3,395	Ciena Corp.†	122,661
392,432	Cisco Systems, Inc.†	10,929,231
34,367	Citrix Systems, Inc.†	1,157,137
29,570	Cognizant Technology Solutions Corp., Class A†	2,220,411
10,843	Computer Sciences Corp.†	641,364
71,853	Corning, Inc.†	1,835,844
54,278	Cypress Semiconductor Corp.†(a)	1,264,135
21,400	Dell, Inc.†(a)	610,970
258	Diebold, Inc.	13,468
37,379	eBay, Inc.†	1,202,856
119,463	Electronic Data Systems Corp.	3,312,709
356,470	EMC Corp.†	6,452,107
18,900	Factset Research Systems, Inc.	1,291,815
20,709	Google, Inc., Class A†(a)	10,838,678
10,294	Hewitt Associates, Inc., Class A†	329,408
77,545	Hewlett-Packard Co.	3,460,058
25,280	Infosys Technologies, Ltd. ADR	1,273,607
82,996	Integrated Device Technology, Inc.†	1,267,349
276,084	Intel Corp.	6,559,755
64,762	International Business Machines Corp.	6,816,200
1,186	International Rectifier Corp.†	44,190
11,500	Intersil Corp., Class A	361,790
87,096	JDS Uniphase Corp.†(a)	1,169,699
25,690	Juniper Networks, Inc.†(a)	646,617
37,355	LSI Corp.†(a)	280,536
3,516	Mastercard, Inc., Class A(a)	583,199

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
12,374	McAfee, Inc.†	$435,565
90,300	MEMC Electronic Materials, Inc.†	5,519,136
13,462	Mettler-Toledo International, Inc.†	1,285,756
24,885	Microchip Technology, Inc.	921,740
360,145	Microsoft Corp.	10,613,473
39,300	Motorola, Inc.(a)	695,610
22,400	NCR Corp.†	1,176,896
62,940	NVIDIA Corp.†(a)	2,600,051
217,740	Oracle Corp.†(a)	4,291,655
114,779	QUALCOMM, Inc.	4,980,261
14,846	Riverbed Technology, Inc.†	650,552
42	Salesforce.com, Inc.†	1,800
4,900	Seagate Technology	106,673
778,382	Sun Microsystems, Inc.†	4,094,289
41,541	Synopsys, Inc.†	1,097,929
21,259	Tech Data Corp.†	817,621
192	Teradyne, Inc.†	3,375
140,668	Texas Instruments, Inc.(a)	5,293,337
100	Unisys Corp.†	914
6,188	Varian Semiconductor Equipment Associates, Inc.†	247,891
11,421	VeriFone Holdings, Inc.†	402,590
25,452	VeriSign, Inc.†	807,592
3,700	WebMD Health Corp., Class A†	174,159
16,200	Western Union Co. (The)	337,446
47,660	Yahoo!, Inc.†	1,293,016
4,576	Zebra Technologies Corp., Class A†	177,274

		137,426,532

Materials — 5.9%
8,452	AK Steel Holding Corp.(a)	315,851
9,880	Allegheny Technologies, Inc.	1,036,214
4,700	Ashland, Inc.	300,565
12,696	Cabot Corp.	605,345
15,600	Celanese Corp., Class A	604,968
74,600	Crown Holdings, Inc.†	1,862,762
68,918	Dow Chemical Co. (The)	3,047,554
31,592	du Pont (E.I.) de Nemours & Co.(a)	1,606,137
18,787	FMC Corp.	1,679,370
8,603	Huntsman Corp.	209,139
10,364	International Flavors & Fragrances, Inc.	540,379
12,300	Martin Marietta Materials, Inc.	1,992,846
167,845	Monsanto Co.	11,336,251
222	Mosaic Co. (The)†	8,663
96,015	Owens-Illinois, Inc.†(a)	3,360,525
11,415	Praxair, Inc.	821,766
11,700	United States Steel Corp.	1,272,375
6,916	Weyerhaeuser Co.	545,880

		31,146,590

Telecommunication Services — 3.6%
96,275	America Movil SA de CV ADR, Series L(a)	5,962,311
17,955	American Tower Corp., Class A†	754,110
65,500	AT&T, Inc.(a)	2,718,250
16,000	China Mobile, Ltd. ADR	862,400
3,320	Leap Wireless International, Inc.†	280,540
29,612	Level 3 Communications, Inc.†(a)	173,230
51,600	Qwest Communications International, Inc.†	500,520
146,961	Sprint Nextel Corp.(a)	3,043,563
80,070	Verizon Communications, Inc.	3,296,482
11,000	Vimpel-Communications ADR	1,158,960

		18,750,366

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Utilities — 2.2%
60,320	AES Corp. (The)†	$1,319,801
31,700	Allegheny Energy, Inc.†	1,640,158
19,300	American Electric Power Co., Inc.	869,272
64,978	Consolidated Edison, Inc.	2,931,808
9,800	Energen Corp.	538,412
26,652	Exelon Corp.	1,934,935
6,749	FPL Group, Inc.	382,938
32,914	Integrys Energy Group, Inc.	1,669,727
8,895	ONEOK, Inc.	448,397
130	TXU Corp.(a)	8,749

		11,744,197

Total Common Stock (Cost $438,107,926)		521,303,024

EXCHANGE TRADED FUNDS — 0.1%

13,400	iShares Dow Jones US Medical Devices Index Fund (Cost $735,967)†	740,618

MONEY MARKET FUND — 18.6%

97,286,530	PNC Institutional Money Market Trust 5.29% (Cost $97,286,530)(b)	97,286,530

Total Investments — 118.1% (Cost $536,130,423)		619,330,172
Other Assets & Liabilities, Net — (18.1)%		(94,762,907)

NET ASSETS — 100.0%		$524,567,265

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 98.0%

Consumer Discretionary — 10.1%
2,100	Autoliv, Inc.(a)	$119,427
4,625	Autozone, Inc.†	631,868
1,200	Black & Decker Corp.	105,972
1,300	BorgWarner, Inc.	111,852
1,400	Cablevision Systems Corp., Class A†(a)	50,666
6,627	CBS Corp., Class B(a)	220,812
99	Citadel Broadcasting Corp.	639
3,800	Comcast Corp., Class A†	106,856
700	Dillard’s, Inc., Class A(a)	25,151
1,300	Dollar Tree Stores, Inc.†(a)	56,615
1,400	Family Dollar Stores, Inc.	48,048
5,700	Gap, Inc. (The)(a)	108,870
1,600	General Motors Corp.(a)	60,480
700	Getty Images, Inc.†	33,467
400	Harman International Industries, Inc.	46,720
27,275	Home Depot, Inc.	1,073,271
97	Idearc, Inc.	3,427
6,300	Interpublic Group of Cos., Inc.†	71,820
4,648	Johnson Controls, Inc.	538,099
2,600	Jones Apparel Group, Inc.	73,450
1,700	KB Home(a)	66,929
38	Liberty Global, Inc., Class A†	1,560
2,600	Limited Brands, Inc.(a)	71,370
3,900	Macy’s, Inc.	155,142
9,850	Magna International, Inc., Class A(a)	896,251
3,100	Mattel, Inc.	78,399
5,900	McDonald’s Corp.	299,484
2,000	Office Depot, Inc.†	60,600
2,814	OfficeMax, Inc.	110,590
2,300	Pulte Homes, Inc.	51,635
2,600	Saks, Inc.(a)	55,510
4,030	Sears Holdings Corp.†	683,085
38,057	Time Warner, Inc.	800,719
24,475	TJX Cos., Inc.	673,062
300	TRW Automotive Holdings Corp.†	11,049
1,400	VF Corp.	128,212
1,300	Viacom, Inc., Class B†	54,119
700	Walt Disney Co. (The)	23,898
6,475	Whirlpool Corp.	720,020

		8,429,144

Consumer Staples — 7.2%
5,724	Altria Group, Inc.	401,481
11,232	Anheuser-Busch Cos., Inc.	585,861
4,500	Archer-Daniels-Midland Co.	148,905
6,058	Avon Products, Inc.	222,631
3,300	Brown-Forman Corp., Class B(a)	241,164
275	Clorox Co.	17,078
1,700	Colgate-Palmolive Co.	110,245
3,000	ConAgra Foods, Inc.	80,580
2,600	General Mills, Inc.	151,892
100	HJ Heinz Co.	4,747
9,063	Kellogg Co.	469,373
6,225	Kimberly-Clark Corp.	416,390
20,085	Kraft Foods, Inc., Class A	707,996
7,400	Kroger Co. (The)	208,162
600	Loews Corp. - Carolina Group	46,362
1,875	Molson Coors Brewing Co., Class B	173,362
6,600	Procter & Gamble Co.	403,854
2,116	Reynolds American, Inc.	137,963
4,300	Safeway, Inc.(a)	146,329
7,200	Sara Lee Corp.	125,280
3,800	Smithfield Foods, Inc.	117,002
100	Tyson Foods, Inc., Class A	2,304
24,275	Wal-Mart Stores, Inc.	1,167,870

		6,086,831

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Energy — 8.9%
12,095	Arch Coal, Inc.	$420,906
10,375	BP PLC ADR	748,452
19,878	Chevron Corp.(a)	1,674,523
8,500	ConocoPhillips	667,250
34,749	Exxon Mobil Corp.	2,914,746
2,700	Foundation Coal Holdings, Inc.	109,728
600	Hess Corp.	35,376
4,600	Marathon Oil Corp.	275,816
4,800	Massey Energy Co.	127,920
650	Occidental Petroleum Corp.	37,622
900	Royal Dutch Shell PLC ADR	73,080
100	Spectra Energy Corp.	2,596
1,300	Total SA ADR	105,274
1,000	Unit Corp.†	62,910
700	Valero Energy Corp.	51,702
1,800	W&T Offshore, Inc.	50,382
1,200	Williams Cos., Inc.	37,944

		7,396,227

Financials — 34.3%
2,200	ACE, Ltd.	137,544
15,650	Allstate Corp. (The)	962,632
250	AMBAC Financial Group, Inc.	21,798
9,470	American International Group, Inc.	663,184
2,100	Annaly Capital Management, Inc.(a)	30,282
7,475	AON Corp.	318,510
2,100	Astoria Financial Corp.	52,584
54,971	Bank of America Corp.(a)	2,687,532
1,400	BB&T Corp.	56,952
3,600	Bear Stearns Cos., Inc. (The)(a)	504,000
1,040	Boston Properties, Inc.(a)	106,215
7,375	Capital One Financial Corp.	578,495
100	Charles Schwab Corp. (The)	2,052
200	Chicago Mercantile Exchange Holdings, Inc., Class A(a)	106,872
1,800	Chubb Corp.	97,452
60,175	Citigroup, Inc.	3,086,375
10,175	Comerica, Inc.	605,107
13,000	Countrywide Financial Corp.(a)	472,550
24,375	Fannie Mae	1,592,419
29,530	Fidelity National Financial, Inc., Class A(a)	699,861
4,601	Fifth Third Bancorp(a)	182,982
25,500	Freddie Mac	1,547,850
4,490	Genworth Financial, Inc., Class A	154,456
3,600	Hartford Financial Services Group, Inc.	354,636
29,396	JPMorgan Chase & Co.	1,424,236
4,100	KeyCorp	140,753
1,700	Lazard, Ltd., Class A	76,551
15,621	Lehman Brothers Holdings, Inc.(a)	1,164,077
14,100	Loews Corp.	718,818
2,035	MBIA, Inc.(a)	126,618
1,100	Merrill Lynch & Co., Inc.(a)	91,938
20,300	MetLife, Inc.	1,308,944
9,200	MGIC Investment Corp.(a)	523,112
13,375	Morgan Stanley	1,121,895
5,706	National City Corp.(a)	190,124
900	Nationwide Financial Services, Class A	56,898
600	NYSE Euronext	44,172
5,200	Old Republic International Corp.	110,552
1,600	PartnerRe, Ltd.	124,000
407	PMI Group, Inc. (The)	18,180
12,675	Progressive Corp. (The)	303,313
3,600	Prudential Financial, Inc.	350,028
1,800	RenaissanceRe Holdings, Ltd.	111,582

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
400	St Joe Co. (The)(a)	$18,536
4,200	State Street Corp.	287,280
2,100	SunTrust Banks, Inc.	180,054
13,325	Torchmark Corp.	892,775
4,700	Travelers Cos., Inc. (The)	251,450
4,800	U.S. Bancorp	158,160
3,000	UnionBanCal Corp.	179,100
25,758	Unum Group.	672,541
3,200	Wachovia Corp.(a)	164,000
2,100	Waddell & Reed Financial, Inc., Class A	54,621
26,596	Washington Mutual, Inc.(a)	1,134,053
6,500	Wells Fargo & Co.(a)	228,605
16,550	XL Capital, Ltd., Class A(a)	1,395,000
1,300	Zions Bancorp.	99,983

		28,744,289

Health Care — 8.3%
55	Abraxis BioScience, Inc.†(a)	1,223
8,900	AmerisourceBergen Corp.	440,283
13,175	Amgen, Inc.†	728,446
31,925	Bristol-Myers Squibb Co.	1,007,553
7,569	Genentech, Inc.†	572,670
15,650	Johnson & Johnson	964,353
4,000	Merck & Co., Inc.	199,200
106,887	Pfizer, Inc.	2,733,101
3,900	Schering-Plough Corp.	118,716
5,400	Tenet Healthcare Corp.†	35,154
1,900	Thermo Fisher Scientific, Inc.†	98,268

		6,898,967

Industrials — 8.1%
500	3M Co.(a)	43,395
12,158	AGCO Corp.(a)	527,779
81	Avis Budget Group, Inc.†	2,303
7,011	Boeing Co.	674,178
2,500	Caterpillar, Inc.	195,750
500	Cummins, Inc.	50,605
2,835	Dun & Bradstreet Corp.	291,948
1,700	Eaton Corp.	158,100
1,325	FedEx Corp.	147,035
22,356	General Electric Co.	855,788
1,600	Goodrich Corp.	95,296
11,725	Honeywell International, Inc.(a)	659,883
3,300	Jacobs Engineering Group, Inc.†	189,783
600	Joy Global, Inc.	34,998
32	Laidlaw International, Inc.	1,106
5,100	Northrop Grumman Corp.	397,137
7,898	Pitney Bowes, Inc.	369,784
2,000	Rockwell Automation, Inc.	138,880
1,900	SPX Corp.	166,839
5,666	Textron, Inc.	623,883
1,145	Timken Co.(a)	41,346
20,800	Tyco International, Ltd.	702,832
3,200	Union Pacific Corp.	368,480
43	YRC Worldwide, Inc.†(a)	1,583

		6,738,711

Information Technology — 7.1%
12,075	Affiliated Computer Services, Inc., Class A†	684,894
91,510	Alcatel-Lucent ADR	1,281,140
1,500	Arrow Electronics, Inc.†	57,645
18,950	CA, Inc.	489,479
2,245	Cisco Systems, Inc.†	62,523
24,383	Electronic Data Systems Corp.	676,141
8,200	Flextronics International, Ltd.†	88,560
16,962	Hewitt Associates, Inc., Class A†	542,784
400	International Business Machines Corp.	42,100

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
1,800	Lexmark International, Inc., Class A†	$88,758
28,225	Microsoft Corp.	831,791
3,100	Nokia Oyj ADR	87,141
42,300	Oracle Corp.†	833,733
13,300	Sanmina-SCI Corp.†	41,629
400	Seagate Technology	8,708
19,400	Solectron Corp.†	71,392
600	Tech Data Corp.†	23,076

		5,911,494

Materials — 4.1%
2,200	Arcelor Mittal, Class A(a)	137,280
3,200	Ashland, Inc.	204,640
600	Bemis Co., Inc.	19,908
1,090	Cabot Corp.	51,971
3,000	Crown Holdings, Inc.†	74,910
18,194	Dow Chemical Co. (The)	804,539
12,646	du Pont (E.I.) de Nemours & Co.(a)	642,923
3,626	FMC Corp.	324,128
10,330	Huntsman Corp.	251,122
1,700	Lubrizol Corp.	109,735
13,142	Owens-Illinois, Inc.†(a)	459,970
3,900	Smurfit-Stone Container Corp.†	51,909
2,400	Temple-Inland, Inc.	147,672
1,500	Weyerhaeuser Co.	118,395

		3,399,102

Telecommunication Services — 5.4%
2,784	Alltel Corp.	188,059
1,200	American Tower Corp., Class A†	50,400
22,467	AT&T, Inc.(a)	932,380
382	EMBARQ Corp.	24,208
5,900	Leap Wireless International, Inc.†	498,550
52,706	Sprint Nextel Corp.(a)	1,091,541
39,555	Verizon Communications, Inc.	1,628,479
3,700	Vodafone Group PLC ADR	124,431

		4,538,048

Utilities — 4.5%
2,300	Allegheny Energy, Inc.†	119,002
10,000	American Electric Power Co., Inc.	450,401
13,400	Consolidated Edison, Inc.	604,608
3,200	Dominion Resources, Inc.	276,192
100	Duke Energy Corp.	1,830
1,600	Entergy Corp.(a)	171,760
4,000	Exelon Corp.	290,400
4,277	FPL Group, Inc.	242,677
11,600	Integrys Energy Group, Inc.	588,468
1,700	NiSource, Inc.	35,207
84	ONEOK, Inc.	4,234
2,500	Pinnacle West Capital Corp.	99,625
6,700	Sempra Energy	396,841
9,975	Wisconsin Energy Corp.	441,194
223	Xcel Energy, Inc.	4,565

		3,727,004

Total Common Stock (Cost $65,872,690)		81,869,817

WARRANTS — 0.0%

581	Raytheon Co. expire 06/16/11 (Cost $9,266)†	10,714

MONEY MARKET FUND — 16.9%

14,161,059	PNC Institutional Money Market Trust 5.29% (Cost $14,161,059)(b)	14,161,059

Total Investments — 114.9% (Cost $80,043,015)	96,041,590
Other Assets & Liabilities, Net — (14.9)%	(12,471,314)

NET ASSETS — 100.0%	$83,570,276

ADR - American Depository Receipt.

(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 99.4%

Consumer Discretionary — 13.3%
1,620	1-800-FLOWERS.COM, Inc., Class A†	$15,277
1,225	Aaron Rents, Inc.	35,770
600	Aeropostale, Inc.†	25,008
300	Ambassadors Group, Inc.	10,659
160	Bebe Stores, Inc.	2,562
2,310	BJ’s Restaurants, Inc.†	45,599
1,300	Bon-Ton Stores, Inc. (The)	52,078
4,900	Cache, Inc.†(a)	65,023
1,210	Carter’s, Inc.†	31,387
1,265	Catalina Marketing Corp.	39,848
400	Charlotte Russe Holding, Inc.†	10,748
800	Childrens Place Retail Stores, Inc. (The)†	41,312
270	Coinstar, Inc.†	8,500
2,442	Coldwater Creek, Inc.†	56,728
200	Corinthian Colleges, Inc.†	3,258
1,200	CROCS, Inc.†(a)	51,636
5,200	Denny’s Corp.	23,140
4,675	DeVry, Inc.	159,044
2,290	Fred’s, Inc.	30,640
1,600	GameStop Corp., Class A†	62,560
1,000	Genesco, Inc.	52,310
300	GSI Commerce, Inc.†	6,813
3,330	Jackson Hewitt Tax Service, Inc.	93,606
400	Jarden Corp.†(a)	17,204
700	Kimball International, Inc., Class B	9,807
2,355	Life Time Fitness, Inc.†(a)	125,357
200	Lifetime Brands, Inc.(a)	4,090
1,200	Live Nation, Inc.†	26,856
100	Matthews International Corp., Class A	4,361
1,037	NetFlix, Inc.†(a)	20,107
2,080	New York & Co., Inc.	22,797
400	NutriSystem, Inc.†(a)	27,936
1,170	O’Reilly Automotive, Inc.†	42,764
763	Overstock.com, Inc.	13,940
500	Pre-Paid Legal Services, Inc.†	32,155
500	Priceline.com, Inc.†(a)	34,370
1,500	RCN Corp.	28,185
5,565	Retail Ventures, Inc.	89,763
1,530	Ruby Tuesday, Inc.	40,285
200	Scientific Games Corp., Class A†(a)	6,990
2,516	Sealy Corp.	41,564
915	Shuffle Master, Inc.†(a)	15,189
800	Sotheby’s(a)	36,816
690	Source Interlink Cos., Inc.	3,436
600	Spartan Motors, Inc.(a)	10,212
300	Stage Stores, Inc.	6,288
237	Stamps.com, Inc.†	3,266
2,300	Strayer Education, Inc.	302,933
7,900	Sun-Times Media Group, Inc., Class A	41,475
700	Texas Roadhouse, Inc., Class A†	8,953
200	Town Sports International Holdings, Inc.†	3,864
1,230	Tractor Supply Co.†(a)	64,022
300	Under Armour, Inc., Class A†	13,695
500	United Auto Group, Inc.	10,645
1,700	Visteon Corp.	13,770
1,227	Warnaco Group, Inc. (The)	48,270
5,600	Wet Seal, Inc. (The), Class A†(a)	33,656
1,700	Zale Corp.	40,477

		2,169,004

Consumer Staples — 3.5%
100	Alliance One International, Inc.†	1,005

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
1,200	Andersons, Inc. (The)(a)	$54,396
3,937	Central European Distribution Corp.†(a)	136,299
500	Corn Products International, Inc.	22,725
2,625	Elizabeth Arden, Inc.†	63,682
100	Green Mountain Coffee Roasters, Inc.†	7,874
600	Pantry, Inc. (The)†(a)	27,660
3,520	Performance Food Group Co.†	114,365
400	Pilgrim’s Pride Corp.	15,268
3,100	Playtex Products, Inc.†	45,911
2,470	SunOpta, Inc.†	27,541
710	Susser Holdings Corp.†	11,509
1,000	United Natural Foods, Inc.†	26,580
1,500	Wild Oats Markets, Inc.†	25,140

		579,955

Energy — 7.4%
3,033	Allis-Chalmers Energy, Inc.†	69,728
819	Alon USA Energy, Inc.	36,044
500	Arena Resources, Inc.†	29,055
2,700	ATP Oil & Gas Corp.(a)	131,328
850	Atwood Oceanics, Inc.†	58,327
100	Aventine Renewable Energy Holdings, Inc.†	1,697
600	Carrizo Oil & Gas, Inc.†	24,882
1,370	Clean Energy Fuels Corp.†	17,207
520	Core Laboratories NV†	52,879
2,200	Delek US Holdings, Inc.	58,630
2,780	Delta Petroleum Corp.†(a)	55,822
2,000	ENGlobal Corp.†(a)	24,300
1,230	GMX Resources, Inc.†	42,558
400	Lufkin Industries, Inc.	25,820
1,247	NATCO Group, Inc., Class A†	57,412
1,325	Niko Resources, Ltd.	122,311
3,390	Parallel Petroleum Corp.†	74,241
35,500	Rentech, Inc.†(a)	91,945
3,852	SulphCo, Inc.†(a)	13,906
690	Tidewater, Inc.(a)	48,907
440	Universal Compression Holdings, Inc.	31,887
1,523	Western Refining, Inc.	88,029
1,400	World Fuel Services Corp.	58,884

		1,215,799

Financials — 2.8%
300	Advance America Cash Advance Centers, Inc.	5,322
1,650	Alexandria Real Estate Equities, Inc.(a)	159,753
1,020	Boston Private Financial Holdings, Inc.(a)	27,407
300	CompuCredit Corp.	10,506
280	Dollar Financial Corp.†	7,980
161	FelCor Lodging Trust, Inc.	4,191
300	International Securities Exchange Holdings, Inc.	19,605
400	Investment Technology Group, Inc.†	17,332
300	Maguire Properties, Inc.	10,299
15,216	Move, Inc.†	68,168
510	National Financial Partners Corp.(a)	23,618
800	NYSE Euronext	58,896
400	Tejon Ranch Co.†(a)	17,680
620	Tower Group, Inc.	19,778

		450,535

Health Care — 13.9%
600	Abaxis, Inc.†	12,516
400	Adams Respiratory Therapeutics, Inc.†(a)	15,756
600	Air Methods Corp.†	22,002
900	Align Technology, Inc.†(a)	21,744
1,135	Analogic Corp.	83,434

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Health Care (continued)
600	Angiodynamics, Inc.†	$10,806
1,060	Arrow International, Inc.	40,577
100	Aspect Medical Systems, Inc.†(a)	1,496
1,630	Bruker BioSciences Corp.†	14,686
1,010	Cambrex Corp.	13,403
400	Centene Corp.†	8,568
1,300	Cepheid, Inc.†	18,980
1,600	Chemed Corp.	106,064
810	Cooper Cos., Inc. (The)	43,189
600	Corvel Corp.†	15,684
850	Covance, Inc.†(a)	58,276
500	Dionex Corp.†	35,495
1,200	DJO, Inc.†(a)	49,524
1,492	Eclipsys Corp.†	29,542
3,301	eResearch Technology, Inc.†	31,393
5,100	Exelixis, Inc.†	61,710
201	Five Star Quality Care, Inc.†(a)	1,604
1,500	Greatbatch, Inc.†	48,600
400	Haemonetics Corp.†	21,044
1,620	HealthExtras, Inc.†	47,920
1,570	Healthways, Inc.†(a)	74,371
560	Hologic, Inc.†(a)	30,974
1,944	Hythiam, Inc.†(a)	16,816
700	Integra LifeSciences Holdings Corp.†(a)	34,594
3,260	inVentiv Health, Inc.†	119,349
2,718	Inverness Medical Innovations, Inc.†	138,672
500	Keryx Biopharmaceuticals, Inc.†	4,885
200	Landauer, Inc.	9,850
2,140	Lifecell Corp.†	65,356
350	Matria Healthcare, Inc.†	10,598
340	Molina Healthcare, Inc.†	10,377
1,797	Neurocrine Biosciences, Inc.†	20,180
400	Odyssey HealthCare, Inc.†	4,744
1,426	Omnicell, Inc.†	29,632
100	Orthofix International NV†	4,497
5,283	Owens & Minor, Inc.	184,588
2,800	Pain Therapeutics, Inc.†(a)	24,388
1,050	Par Pharmaceutical Cos., Inc.†	29,641
200	Penwest Pharmaceuticals Co.†(a)	2,494
1,510	Phase Forward, Inc.†	25,413
400	PolyMedica Corp.	16,340
200	Progenics Pharmaceuticals, Inc.†(a)	4,314
6,900	PSS World Medical, Inc.†	125,718
1,420	Resmed, Inc.†(a)	58,589
2,330	Respironics, Inc.†	99,235
300	Sirona Dental Systems, Inc.†	11,349
2,870	SonoSite, Inc.†	90,204
650	Sunrise Senior Living, Inc.†	25,993
572	SuperGen, Inc.†(a)	3,180
168	Symbion, Inc.†	3,647
470	Trizetto Group, Inc.†(a)	9,099
400	United Therapeutics Corp.†(a)	25,504
600	Valeant Pharmaceuticals International	10,014
1,000	Varian, Inc.†	54,830
600	Ventana Medical Systems, Inc.†	46,362
100	West Pharmaceutical Services, Inc.	4,715
500	Wright Medical Group, Inc.†	12,060
400	Zymogenetics, Inc.†(a)	5,844

		2,262,429

Industrials — 22.7%
680	AAR Corp.†	22,447
3,900	ACCO Brands Corp.(a)	89,895
1,960	Actuant Corp., Class A	123,598

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
1,300	Administaff, Inc.	$43,537
1,450	Advisory Board Co. (The)†	80,562
1,300	AGCO Corp.(a)	56,433
2,574	Airtran Holdings, Inc.†(a)	28,108
1,003	Alaska Air Group, Inc.	27,944
400	American Commercial Lines, Inc.†	10,420
600	American Ecology Corp.	12,852
500	Astec Industries, Inc.†	21,110
300	Badger Meter, Inc.(a)	8,478
2,570	BlueLinx Holdings, Inc.	26,959
1,200	Brady Corp., Class A(a)	44,568
5,339	Briggs & Stratton Corp.	168,499
750	Bucyrus International, Inc., Class A(a)	53,085
900	CDI Corp.	28,980
2,030	Cenveo, Inc.†	47,076
1,055	ChoicePoint, Inc.†	44,785
1,100	Clean Harbors, Inc.†	54,362
200	Comfort Systems USA, Inc.	2,836
3,392	Corrections Corp. of America	214,069
605	CoStar Group, Inc.†	31,992
600	CRA International, Inc.†	28,920
400	Diamond Management & Technology Consultants, Inc.	5,280
1,685	EGL, Inc.†	78,319
300	EMCOR Group, Inc.†	21,870
900	Energy Conversion Devices, Inc.†(a)	27,738
924	EnerSys†	16,909
507	Equifax, Inc.	22,519
2,008	ESCO Technologies, Inc.†	72,810
747	Flow International Corp.†	9,412
300	Forward Air Corp.	10,227
340	Franklin Electric Co., Inc.(a)	16,041
1,175	FTI Consulting, Inc.†(a)	44,685
490	GenCorp., Inc.†	6,404
1,957	General Cable Corp.†(a)	148,243
500	Genlyte Group, Inc.†	39,270
200	GrafTech International, Ltd.†	3,368
1,700	Greenbrier Cos., Inc.(a)	51,374
600	Griffon Corp.	13,068
700	H&E Equipment Services, Inc.†	19,418
2,640	Healthcare Services Group	77,880
1,748	Hudson Highland Group, Inc.†	37,390
420	II-VI, Inc.†	11,411
3,800	Ionatron, Inc.†	14,820
1,289	Kaman Corp.	40,204
100	Kforce, Inc.†	1,598
600	Knight Transportation, Inc.(a)	11,628
1,930	Labor Ready, Inc.†	44,602
100	Ladish Co., Inc.†	4,300
200	Lamson & Sessions Co. (The)†	5,314
2,232	Middleby Corp.†(a)	133,518
1,970	Mobile Mini, Inc.†	57,524
300	Navigant Consulting, Inc.†	5,568
1,880	NCI Building Systems, Inc.†	92,740
270	On Assignment, Inc.†	2,895
1,500	Pacer International, Inc.	35,280
1,700	Perini Corp.†	104,601
2,480	Polypore International, Inc.†	43,574
500	Resources Connection, Inc.†	16,590
1,688	Saia, Inc.†	46,015
200	Shaw Group, Inc. (The)†	9,258
500	Smith (A.O.) Corp.	19,945
400	Sunpower Corp., Class A†(a)	25,220
620	Superior Essex, Inc.†	23,157
200	Team, Inc.†	8,994

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
500	Tecumseh Products Co., Class A†	$7,855
2,900	TeleTech Holdings, Inc.†	94,192
2,653	Tetra Tech, Inc.†	57,172
676	Titan International, Inc.	21,368
7,100	Trex Co., Inc.†(a)	139,373
3,640	UAP Holding Corp.	109,710
200	Ultrapetrol Bahamas, Ltd.†	4,740
1,811	United Stationers, Inc.†	120,685
1,263	URS Corp.†	61,319
160	US Airways Group, Inc.†	4,843
940	UTi Worldwide, Inc.	25,183
3,223	Wabtec Corp.	117,736
700	Washington Group International, Inc.	56,007
1,300	Watson Wyatt Worldwide, Inc., Class A	65,624
2,630	Williams Scotsman International, Inc.†(a)	62,620

		3,700,923

Information Technology — 22.7%
1,700	Acxiom Corp.	44,965
5,509	Advanced Analogic Technologies, Inc.†	53,437
100	Aeroflex, Inc.	1,417
655	Alliance Data Systems Corp.†	50,618
100	AMIS Holdings, Inc.†	1,252
100	Anixter International, Inc.	7,521
1,920	Ansys, Inc.†	50,880
1,005	aQuantive, Inc.†	64,119
1,393	Art Technology Group, Inc.†	3,705
2,684	Asyst Technologies, Inc.†	19,405
3,800	ATMI, Inc.†	114,000
200	Authorize.Net Holdings, Inc.†	3,578
500	Avid Technology, Inc.†(a)	17,675
2,335	Avocent Corp.†	67,738
900	Bankrate, Inc.†(a)	43,128
4,050	Benchmark Electronics, Inc.†	91,611
1,400	Blackboard, Inc.†	58,968
1,150	Blue Coat Systems, Inc.†	56,948
2,900	Brightpoint, Inc.†	39,991
590	Brooks Automation, Inc.†	10,708
520	Cabot Microelectronics Corp.†	18,455
1,100	CACI International, Inc., Class A†	53,735
100	C-COR, Inc.†	1,406
2,330	Ceridian Corp.†	81,550
600	Checkpoint Systems, Inc.†	15,150
300	Cirrus Logic, Inc.†	2,490
7,872	CNET Networks, Inc.†	64,472
80	Cogent, Inc.†	1,175
1,530	Concur Technologies, Inc.†(a)	34,960
1,700	Conexant Systems, Inc.†	2,346
283	Covansys Corp.†	9,602
1,681	CSG Systems International, Inc.†	44,563
1,050	Cymer, Inc.†	42,210
600	Cypress Semiconductor Corp.†(a)	13,974
660	DealerTrack Holdings, Inc.†	24,314
1,340	Digital River, Inc.†(a)	60,635
837	Diodes, Inc.†(a)	34,962
1,300	Emulex Corp.†	28,392
88	Factset Research Systems, Inc.	6,015
3,095	FEI Co.†	100,464
2,350	Finisar Corp.†(a)	8,883
24,056	Gateway, Inc.†(a)	38,249
100	Hypercom Corp.†	591
1,365	i2 Technologies, Inc.†(a)	25,444
997	ID Systems, Inc.†(a)	12,831
100	Informatica Corp.†	1,477
5,240	Insight Enterprises, Inc.†	118,267

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
647	Interdigital Communications Corp.†	$20,814
2,200	Intermec, Inc.†(a)	55,682
1,760	Internap Network Services Corp.†	25,379
605	International Rectifier Corp.†	22,542
1,300	Itron, Inc.†(a)	101,322
2,240	Ixia†	20,742
1,000	j2 Global Communications, Inc.†	34,900
415	Lionbridge Technologies, Inc.†	2,444
450	Littelfuse, Inc.†	15,197
800	Macrovision Corp.†	24,048
1,100	Manhattan Associates, Inc.†	30,701
1,300	Mantech International Corp., Class A†	40,079
800	Marchex, Inc., Class B(a)	13,056
300	Mattson Technology, Inc.†	2,910
1,570	Microsemi Corp.†(a)	37,602
1,200	MicroStrategy, Inc., Class A†	113,388
1,178	Microtune, Inc.†	6,161
2,700	MIPS Technologies, Inc.†	23,733
1,700	Monolithic Power Systems, Inc.†	29,665
3,340	MPS Group, Inc.†	44,656
1,213	Multi-Fineline Electronix, Inc.†(a)	20,815
628	Netgear, Inc.†	22,765
400	Netlogic Microsystems, Inc.†(a)	12,736
100	Netscout Systems, Inc.†	867
950	NICE Systems, Ltd. ADR †	33,003
1,010	Nuance Communications, Inc.†	16,897
1,480	Occam Networks, Inc.†	14,771
361	Omnivision Technologies, Inc.†(a)	6,538
1,705	Online Resources Corp.†	18,721
3,320	Opnet Technologies, Inc.†	38,213
237	Opsware, Inc.†	2,254
1,847	OSI Systems, Inc.†	50,516
200	PDF Solutions, Inc.†	2,366
1,313	Perot Systems Corp., Class A†	22,374
200	PLX Technology, Inc.†	2,232
70	PMC - Sierra, Inc.†	541
1,340	Polycom, Inc.†(a)	45,024
3,310	Progress Software Corp.†	105,225
680	Quality Systems, Inc.(a)	25,820
2,085	RightNow Technologies, Inc.†	34,215
1,970	Rogers Corp.†	72,890
92	Silicon Image, Inc.†	789
3,400	Sirenza Microdevices, Inc.†(a)	40,358
400	Sirf Technology Holdings, Inc.†(a)	8,296
3,230	SkillSoft PLC ADR†	30,007
6,438	Skyworks Solutions, Inc.†	47,319
1,480	Sohu.com, Inc.†	47,345
1,376	Sonus Networks, Inc.†(a)	11,724
400	Standard Microsystems Corp.†	13,736
3,205	Symmetricom, Inc.†	26,922
1,156	Synaptics, Inc.†	41,373
500	SYNNEX Corp.†	10,305
400	Syntel, Inc.	12,156
266	Tekelec†	3,836
1,400	Terremark Worldwide, Inc.†(a)	9,030
2,940	Tessera Technologies, Inc.†	119,217
1,760	Transaction Systems Architects, Inc.†	59,242
100	TTM Technologies, Inc.†	1,300
100	Ultratech, Inc.†	1,333
2,678	Universal Display Corp.†	42,071

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
400	Utstarcom, Inc.†(a)	$2,244
3,835	Valueclick, Inc.†(a)	112,979
1,010	Vasco Data Security International†	22,988
1,440	Veeco Instruments, Inc.†(a)	29,866
531	Verint Systems, Inc.†	16,620
100	Vignette Corp.†	1,916
400	VistaPrint, Ltd.†	15,300
2,047	Volterra Semiconductor Corp.†(a)	29,067
556	Websense, Inc.†	11,815
3,321	Zoran Corp.	66,553

		3,697,787

Materials — 5.6%
6,100	AK Steel Holding Corp.†(a)	227,957
1,730	Albemarle Corp.	66,657
300	American Vanguard Corp	4,296
500	Arch Chemicals, Inc.	17,570
1,304	CF Industries Holdings, Inc.	78,096
3,812	Coeur d’Alene Mines Corp.†(a)	13,685
6,300	Compass Minerals International, Inc.	218,358
1,000	H.B. Fuller Co.	29,890
266	Hecla Mining Co.†	2,272
2,126	Koppers Holdings, Inc.	71,604
600	RTI International Metals, Inc.†	45,222
800	Silgan Holdings, Inc.	44,224
1,100	Stillwater Mining Co.†	12,110
500	Texas Industries, Inc.	39,205
2,477	W.R. Grace & Co.†	60,662

		931,808

Telecommunication Services — 4.0%
5,792	Alaska Communications Systems Group, Inc.	91,745
835	Cbeyond, Inc.†	32,156
12,652	Centennial Communications Corp.†	120,068
1,744	Cincinnati Bell, Inc.†	10,080
7,586	Dobson Communications Corp., Class A†	84,280
3,018	Global Crossing, Ltd.†	56,980
150	Golden Telecom, Inc.	8,252
300	iPCS, Inc.	10,161
190	NTELOS Holdings Corp.	5,252
2,100	Rural Cellular Corp., Class A†	92,001
280	SBA Communications Corp., Class A†	9,405
4,961	Time Warner Telecom, Inc., Class A†	99,716
600	USA Mobility, Inc.†	16,056
5,185	Vonage Holdings Corp.†(a)	16,125

		652,277

Utilities — 3.5%
900	Allete, Inc.	42,345
1,143	Black Hills Corp.	45,434
5,407	Integrys Energy Group, Inc.	274,280
2,264	ITC Holdings Corp.	91,986
2,168	PNM Resources, Inc.	60,249
1,540	Unisource Energy Corp.	50,650

		564,944

Total Common Stock (Cost $13,185,121)		16,225,461

MONEY MARKET FUND — 23.3%

3,810,457	PNC Institutional Money Market Trust 5.29% (Cost $3,810,457)(b)	3,810,457

Total Investments — 122.7% (Cost $16,995,578)		$20,035,918
Other Assets & Liabilities, Net — (22.7)%		(3,711,695)

NET ASSETS — 100.0%		$16,324,223

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 99.5%

Consumer Discretionary — 8.5%
100	Asbury Automotive Group, Inc.	$2,495
100	Audiovox Corp., Class A	1,297
500	Bluegreen Corp.	5,845
3,300	Bob Evans Farms, Inc.	121,605
1,842	Bon-Ton Stores, Inc. (The)	73,791
64	Charming Shoppes, Inc.	693
300	Core-Mark Holding Co., Inc.	10,794
1,677	CSK Auto Corp.	30,857
1,400	Denny’s Corp.	6,230
5,450	Fossil, Inc.	160,721
600	FTD Group, Inc.	11,046
900	Genesco, Inc.	47,079
12,800	Golfsmith International Holdings, Inc.	88,448
3,100	Group 1 Automotive, Inc.	125,054
100	Guitar Center, Inc.	5,981
900	Home Solutions of America, Inc.	5,382
9,600	Hooker Furniture Corp.	215,424
400	Interactive Data Corp.	10,712
7,700	Jackson Hewitt Tax Service, Inc.	216,447
10	K2, Inc.	152
900	Kimball International, Inc., Class B	12,609
1,040	Lear Corp.	37,034
800	Lifetime Brands, Inc.(a)	16,360
1,100	Modine Manufacturing Co.	24,860
1,700	New York & Co., Inc.	18,632
460	Overstock.com, Inc.	8,404
923	Perry Ellis International, Inc.	29,693
4,655	RCN Corp.	87,467
270	Regis Corp.	10,328
800	Rent-A-Center, Inc.	20,984
2,121	Retail Ventures, Inc.	34,212
8,000	Sauer-Danfoss, Inc.	238,080
730	Scholastic Corp.	26,236
3,716	Sealy Corp.	61,388
8,440	Source Interlink Cos., Inc.	42,031
4,725	Stage Stores, Inc.	99,036
100	Stein Mart, Inc.	1,226
1,144	Stewart Enterprises, Inc., Class A	8,912
11,092	Sun-Times Media Group, Inc., Class A	58,233
3,000	Tenneco, Inc.	105,120
1,700	United Auto Group, Inc.	36,193
1,752	Valuevision Media, Inc., Class A	19,833
3,800	Visteon Corp.	30,780
2,365	Warnaco Group, Inc. (The)	93,039
1,308	Zale Corp.	31,143

		2,291,886

Consumer Staples — 5.9%
300	Andersons, Inc. (The)(a)	13,599
11,800	Casey’s General Stores, Inc.	321,668
1,452	Chiquita Brands International, Inc.†(a)	27,530
4,498	Corn Products International, Inc.	204,434
22,650	Del Monte Foods Co.	275,424
700	Fresh Del Monte Produce, Inc.	17,535
3,519	Pilgrim’s Pride Corp.	134,320
5,227	Smithfield Foods, Inc.	160,939
6,034	Spectrum Brands, Inc.(a)	40,850
2,972	Universal Corp.	181,054
6,350	WD-40 Co.	208,725

		1,586,078

Energy — 6.7%
11,400	Acergy SA ADR (a)	256,044
100	Allis-Chalmers Energy, Inc.†	2,299
3,800	ATP Oil & Gas Corp.†	184,832
1,662	Basic Energy Services, Inc.†	42,497
4,500	Bill Barret Corp.†(a)	165,735

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Energy (continued)
300	Carrizo Oil & Gas, Inc.†	$12,441
400	Complete Production Services, Inc.†	10,340
5,650	Denbury Resources, Inc.†	211,875
200	GMX Resources, Inc.†	6,920
1,700	Hercules Offshore, Inc.†	55,046
300	NATCO Group, Inc., Class A†	13,812
2,100	Range Resources Corp.	78,561
24,140	Rentech, Inc.†(a)	62,523
4,837	Universal Compression Holdings, Inc.†	350,537
12,239	Vaalco Energy, Inc.†	59,114
22,400	Warren Resources, Inc.†	261,632
524	World Fuel Services Corp.	22,040

		1,796,248

Financials — 21.6%
9	21st Century Insurance Group	197
1,340	Affiliated Managers Group, Inc.†(a)	172,538
18,300	Alesco Financial, Inc.	148,779
3,793	Alexandria Real Estate Equities, Inc.(a)	367,238
100	Amcore Financial, Inc.	2,899
3,300	American Campus Communities, Inc.	93,357
1,116	American Equity Investment Life Holding Co.(a)	13,481
9,431	Anworth Mortgage Asset Corp.	85,350
100	Ashford Hospitality Trust, Inc.	1,176
5,505	Bancorp, Inc. (The)†	123,092
618	Brandywine Realty Trust(a)	17,662
100	Chittenden Corp.	3,495
86	Citizens Republic Bancorp, Inc.	1,574
23	Clifton Savings Bancorp, Inc.	249
13,400	CompuCredit Corp.†	469,268
3,050	Delphi Financial Group, Class A	127,551
57	Equity One, Inc.	1,456
530	First Citizens BancShares, Inc., Class A	103,032
1,060	First Community Bancshares, Inc.	33,061
937	First Financial Bankshares, Inc.	36,365
3,500	First Industrial Realty Trust, Inc.(a)	135,660
1,350	First Republic Bank	72,441
10,800	Franklin Bank Corp.†	160,920
285	GAMCO Investors, Inc., Class A	15,974
274	Harleysville Group, Inc.	9,141
1,864	Highwoods Properties, Inc.	69,900
2,400	Home Properties, Inc.	124,632
9,700	HomeBanc Corp.	12,319
2,451	IBERIABANK Corp.	121,202
61	Independent Bank Corp., MA	1,802
4,450	IndyMac Bancorp, Inc.(a)	129,806
2,748	Irwin Financial Corp.	41,138
1,310	ITLA Capital Corp.	68,277
2,668	Jones Lang LaSalle, Inc.	302,818
600	Lakeland Financial Corp.	12,762
2,353	LandAmerica Financial Group, Inc.	227,041
200	LaSalle Hotel Properties	8,684
65	LTC Properties, Inc.	1,479
10,567	Luminent Mortgage Capital, Inc.(a)	106,621
1,806	MAF Bancorp, Inc.	97,993
800	Maguire Properties, Inc.	27,464
800	Midland Co. (The)	37,552
14,800	Move, Inc.†	66,304

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
1	Nasdaq Stock Market, Inc. (The)†	$30
6,166	National Financial Partners Corp.(a)	285,547
100	National Health Investors, Inc.	3,172
1,136	National Penn Bancshares, Inc.	18,948
890	Navigators Group, Inc.†	47,971
1,616	NBT Bancorp, Inc.	36,457
15,004	Nelnet, Inc., Class A	366,698
15,300	New York Mortgage Trust, Inc.	29,223
1,000	Odyssey Re Holdings Corp.	42,890
55	Old National Bancorp	914
17	Omega Healthcare Investors, Inc.	269
520	Pennsylvania Real Estate Investment Trust	23,052
2,121	PFF Bancorp, Inc.	59,240
14,804	Phoenix Cos., Inc. (The)	222,208
9,400	PMA Capital Corp., Class A†	100,486
1,537	Potlatch Corp.	66,168
672	Prosperity Bancshares, Inc.	22,015
8,800	RAIT Financial Trust	228,976
700	Ramco-Gershenson Properties Trust	25,151
303	Santander BanCorp	4,503
1,761	Scottish Re Group, Ltd.†	8,611
3,200	Selective Insurance Group	86,016
1,315	Sterling Financial Corp.	38,056
2,000	SVB Financial Group†	106,220
100	Texas Capital Bancshares, Inc.†	2,235
927	Umpqua Holdings Corp.	21,794
100	United Community Banks, Inc.(a)	2,589
32	Universal Health Realty Income Trust	1,066
31	USB Holding Co., Inc.	591
34,000	W Holding Co., Inc.(a)	89,760
3,200	WSFS Financial Corp.	209,376
400	Zenith National Insurance Corp.	18,836

		5,822,818

Health Care — 2.9%
2,039	Bio-Rad Laboratories, Inc., Class A†	154,087
2,307	Chemed Corp.	152,931
100	Eclipsys Corp.†	1,980
1,615	Greatbatch, Inc.†	52,326
2,683	Inverness Medical Innovations, Inc.†	136,887
8,443	Owens & Minor, Inc.	294,998
500	Providence Service Corp. (The)†	13,360

		806,569

Industrials — 23.1%
1,989	ABX Air, Inc.†	16,031
9,000	ACCO Brands Corp.†(a)	207,450
7,200	AGCO Corp.†(a)	312,552
2,000	Airtran Holdings, Inc.†(a)	21,840
6,583	Alaska Air Group, Inc.†	183,402
5,200	Albany International Corp., Class A	210,288
310	Astec Industries, Inc.†	13,088
1,544	Blount International, Inc.†	20,196
1,500	BlueLinx Holdings, Inc.	15,735
13,540	Briggs & Stratton Corp.	427,322
1,944	Cascade Corp.	152,487
9,819	CBIZ, Inc.†	72,170
884	CDI Corp.	28,465
3,749	Corrections Corp. of America†	236,599
1,700	Curtiss-Wright Corp.	79,237

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
100	Diamond Management & Technology Consultants, Inc.	$1,320
1,800	Dollar Thrifty Automotive Group†	73,512
520	Dynamic Materials Corp.(a)	19,500
1,100	EDO Corp.(a)	36,157
844	EGL, Inc.†	39,229
1,300	EnPro Industries, Inc.†	55,627
494	Equifax, Inc.	21,943
100	ESCO Technologies, Inc.†	3,626
3,079	Federal Signal Corp.	48,833
3,540	FTI Consulting, Inc.†(a)	134,626
180	G&K Services, Inc., Class A	7,112
500	Gardner Denver, Inc.†	21,275
5,806	GenCorp., Inc.†	75,884
2,150	General Cable Corp.†(a)	162,863
10,450	Gibraltar Industries, Inc.	231,468
700	Greenbrier Cos., Inc.(a)	21,154
15,800	Griffon Corp.†	344,124
4,300	Hudson Highland Group, Inc.†	91,977
1,019	ICT Group, Inc.†	19,065
120	IKON Office Solutions, Inc.	1,873
5,700	Kadant, Inc.†	177,840
2,172	Kaman Corp.	67,745
4,300	Kennametal, Inc.	352,729
100	Kforce, Inc.†	1,598
200	Ladish Co., Inc.†	8,600
3,210	Laidlaw International, Inc.	110,906
5,900	Lincoln Electric Holdings, Inc.	438,016
12,950	Marten Transport, Ltd.†	233,230
119	Moog, Inc., Class A†	5,249
88	Pacer International, Inc.	2,070
2,550	RBC Bearings, Inc.†	105,188
2,192	Saia, Inc.†	59,754
400	School Specialty, Inc.†(a)	14,176
1,045	Shaw Group, Inc. (The)†	48,373
2,615	Smith (A.O.) Corp.	104,312
100	Spherion Corp.†	939
1,500	Superior Essex, Inc.†	56,025
452	TAL International Group, Inc.	13,429
1,200	Tecumseh Products Co., Class A†	18,852
700	TeleTech Holdings, Inc.†	22,736
1,700	Titan International, Inc.	53,737
254	Tredegar Corp.	5,410
3,090	Trex Co., Inc.†(a)	60,657
7,780	UAP Holding Corp.	234,489
2,637	United Stationers, Inc.†	175,730
2,741	URS Corp.†	133,076
300	Viad Corp.	12,651
500	Wabtec Corp.	18,265
3,220	Washington Group International, Inc.†	257,632
550	Waste Connections, Inc.†	16,632

		6,218,076

Information Technology — 10.0%
319	Actel Corp.†	4,437
15,500	Aeroflex, Inc.†	219,635
750	AMIS Holdings, Inc.†	9,390
100	Anaren, Inc.†	1,761
4,200	Anixter International, Inc.†	315,882
300	Ansys, Inc.†	7,950
7,607	Applied Micro Circuits Corp.†	19,018
800	Asyst Technologies, Inc.†	5,784
2,455	Authorize.Net Holdings, Inc.†	43,920
1,900	Avid Technology, Inc.†(a)	67,165
1,299	Axcelis Technologies, Inc.†	8,431
2,885	Bell Microproducts, Inc.†	18,810
825	Benchmark Electronics, Inc.†	18,662

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
84	BISYS Group, Inc. (The)†	$994
592	Checkpoint Systems, Inc.†	14,948
2,062	Ciber, Inc.†	16,867
100	Coherent, Inc.†	3,051
4,600	CommScope, Inc.†(a)	268,410
100	Conexant Systems, Inc.†	138
2,830	CTS Corp.	35,828
100	Dycom Industries, Inc.†	2,998
100	Electro Scientific Industries, Inc.†	2,080
12,199	Electronics for Imaging†	344,256
1,666	Entegris, Inc.†	19,792
1,222	eSpeed, Inc., Class A†(a)	10,558
16,100	Gateway, Inc.†(a)	25,599
710	Imation Corp.	26,171
1,600	Insight Enterprises, Inc.†	36,112
1,400	Itron, Inc.†(a)	109,116
11,750	Keithley Instruments, Inc.	147,462
10	Kemet Corp.†	70
4,354	Marchex, Inc., Class B(a)	71,057
12,200	Mattson Technology, Inc.†	118,340
100	MIPS Technologies, Inc.†	879
100	MPS Group, Inc.†	1,337
3,294	Multi-Fineline Electronix, Inc.†	56,525
100	Perot Systems Corp., Class A†	1,704
7,100	Powerwave Technologies, Inc.†(a)	47,570
36,000	Quantum Corp.†	114,120
100	Radisys Corp.†	1,240
2,174	Rudolph Technologies, Inc.†	36,110
3,500	SAIC, Inc.†	63,245
4,823	Silicon Storage Technology, Inc.†	17,990
1,842	Skyworks Solutions, Inc.†	13,539
100	Standard Microsystems Corp.†	3,434
1,290	SYNNEX Corp.†	26,587
100	Technitrol, Inc.	2,867
100	TNS, Inc.	1,441
800	Ulticom, Inc.†	7,040
1,400	Universal Display Corp.†	21,994
890	Veeco Instruments, Inc.†(a)	18,459
393	Vignette Corp.†	7,530
12,958	Zoran Corp.†	259,678

		2,697,981

Materials — 11.4%
4,273	AK Steel Holding Corp.†(a)	159,682
4,300	Aptargroup, Inc.	152,908
2,518	Arch Chemicals, Inc.	88,483
11,766	Bowater, Inc.(a)	293,562
8,700	Buckeye Technologies, Inc.†	134,589
200	Caraustar Industries, Inc.†	1,050
3,600	Century Aluminum Co.†	196,668
368	Chesapeake Corp.	4,626
700	Compass Minerals International, Inc.	24,262
1,940	Ferro Corp.	48,364
18,500	Glatfelter	251,415
2,790	H.B. Fuller Co.	83,393
7,630	Koppers Holdings, Inc.	256,978
900	Rockwood Holdings Inc†	32,895
500	Royal Gold, Inc.	11,885
12,850	Sappi, Ltd. ADR	235,797
4,038	Schulman (A.), Inc.	98,245
1,300	Silgan Holdings, Inc.	71,864
7,600	Smurfit-Stone Container Corp.†	101,156
5,570	Spartech Corp.	147,883
1,170	Texas Industries, Inc.	91,740
3,500	W.R. Grace & Co.†	85,715
37,309	Wausau Paper Corp.	499,941
360	Wheeling-Pittsburgh Corp.†	6,850

		3,079,951

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Telecommunication Services — 3.3%
13,731	Alaska Communications Systems Group, Inc.	$217,499
11,651	Centennial Communications Corp.†	110,568
17,920	Cincinnati Bell, Inc.†	103,578
100	Dobson Communications Corp., Class A†	1,111
4,634	Global Crossing, Ltd.†	87,490
5,056	IDT Corp., Class B	52,178
5,100	Iowa Telecommunications Services, Inc.	115,923
400	Rural Cellular Corp., Class A†	17,524
3,300	Time Warner Telecom, Inc., Class A†	66,330
2,800	USA Mobility, Inc.†	74,928
15,101	Vonage Holdings Corp.†(a)	46,964

		894,093

Utilities — 6.1%
1,800	Allete, Inc.	84,690
9,917	Black Hills Corp.	394,201
9,335	Integrys Energy Group, Inc.	473,564
1,500	ITC Holdings Corp.	60,945
1,900	Laclede Group, Inc. (The)	60,572
2,024	Northwest Natural Gas Co.	93,489
3,200	Otter Tail Corp.	102,624
8,870	PNM Resources, Inc.(a)	246,497
1,000	Portland General Electric Co.	27,440
2,800	Unisource Energy Corp.	92,092

		1,636,114

Total Common Stock (Cost $22,574,353)		26,829,814

MONEY MARKET FUND — 14.9%

4,007,662	PNC Institutional Money Market Trust 5.29% (Cost $4,007,662)(b)	4,007,662

Total Investments — 114.4% (Cost $26,582,015)		30,837,476
Other Assets & Liabilities, Net — (14.4)%		(3,883,362)

NET ASSETS — 100.0%		$26,954,114

ADR - American Depository Receipt.
†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Shares		Value
COMMON STOCK — 101.1%

Consumer Discretionary — 11.5%
200	4Kids Entertainment, Inc.†	$3,000
700	99 Cents Only Stores†	9,177
450	Aaron Rents, Inc.	13,140
2,200	Abercrombie & Fitch Co., Class A	160,556
800	Acme United Corp.	12,016
1,800	Advance Auto Parts, Inc.	72,954
550	Aeropostale, Inc.†	22,924
200	AFC Enterprises†	3,458
100	Aftermarket Technology Corp.†	2,968
1,200	Aldila, Inc.	18,504
4,600	Amazon.com, Inc.†(a)	314,686
400	Ambassadors Group, Inc.	14,212
3,100	American Eagle Outfitters, Inc.	79,546
450	American Greetings Corp., Class A	12,748
1,300	America’s Car-Mart, Inc.†	17,667
1,950	Ameristar Casinos, Inc.	67,743
950	AnnTaylor Stores Corp.†	33,649
2,825	Apollo Group, Inc., Class A†	165,065
2,700	Applebees International, Inc.	65,070
750	ArvinMeritor, Inc.(a)	16,650
200	Ashworth, Inc.†	1,400
4,050	Autonation, Inc.†	90,882
1,600	Autozone, Inc.	218,592
1,750	Avatar Holdings, Inc.†(a)	134,645
100	Barnes & Noble, Inc.	3,847
300	Bebe Stores, Inc.	4,803
5,300	Bed Bath & Beyond, Inc.†	190,747
1,250	Belo Corp., Class A	25,738
6,900	Best Buy Co., Inc.	322,023
200	Big 5 Sporting Goods Corp.	5,100
600	Big Dog Holdings, Inc.†	9,696
3,500	Big Lots, Inc.†(a)	102,970
1,900	Black & Decker Corp.	167,789
50	Blue Nile, Inc.†	3,020
550	Blyth, Inc.	14,619
400	Bon-Ton Stores, Inc. (The)	16,024
700	Books-A-Million, Inc.	11,858
400	Borders Group, Inc.	7,624
640	BorgWarner, Inc.	55,066
500	Boyd Gaming Corp.	24,595
3,750	Brinker International, Inc.	109,762
1,750	Brookfield Homes Corp.(a)	50,908
1,200	Brunswick Corp.(a)	39,156
1,750	Buckle, Inc. (The)	68,950
1,750	Building Materials Holding Corp.(a)	24,832
1,600	Burger King Holdings, Inc.	42,144
3,400	Cablevision Systems Corp., Class A†	123,046
200	Cache, Inc.†(a)	2,654
375	California Pizza Kitchen, Inc.†	8,055
500	Callaway Golf Co.(a)	8,905
1,450	Career Education Corp.†	48,966
1,500	Caribou Coffee Co., Inc.†	10,560
3,830	Carmax, Inc.†	97,665
6,650	Carnival Corp.(a)	324,320
2,550	Carter’s, Inc.†	66,147
10,562	CBS Corp., Class B(a)	351,926
250	CEC Entertainment, Inc.†	8,800
2,300	Centex Corp.	92,230
2,350	Champion Enterprises, Inc.†	23,100
962	Charles & Covard, Ltd.(a)	4,762
1,350	Charming Shoppes, Inc.	14,620
850	Cheesecake Factory (The)†(a)	20,842
2,850	Chico’s FAS, Inc.†	69,369
1,750	Cinemark Holdings, Inc.†	31,308
2,850	Circuit City Stores, Inc.	42,978
3,874	Citadel Broadcasting Corp.	24,987
50	Citi Trends, Inc.†	1,898

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
400	CKE Restaurants, Inc.	$8,028
800	CKX, Inc.†(a)	11,056
7,787	Clear Channel Communi- cations, Inc.	294,504
5,000	Coach, Inc.†	236,950
1,200	Coachmen Industries, Inc.	11,592
700	Cobra Electronics Corp.	6,748
2,750	Coldwater Creek, Inc.†	63,882
200	Collectors Universe	3,058
46,808	Comcast Corp., Class A†	1,316,241
2,800	Comstock Homebuilding Cos., Inc., Class A†	7,700
1,800	Cooper Tire & Rubber Co.	49,716
550	Corinthian Colleges, Inc.†	8,960
1,750	Courier Corp.	70,000
700	Cox Radio, Inc., Class A†	9,968
3,300	Crown Media Holdings, Inc., Class A†(a)	23,760
650	CSK Auto Corp.	11,960
50	CSS Industries, Inc.	1,981
1,400	Cumulus Media, Inc., Class A†(a)	13,090
350	Dana Corp.†	707
2,800	Darden Restaurants, Inc.	123,172
50	Deckers Outdoor Corp.†	5,045
200	Design Within Reach, Inc.†	1,190
250	DeVry, Inc.	8,505
600	Dillard’s, Inc., Class A(a)	21,558
800	Directed Electronics, Inc.†	7,072
13,652	DIRECTV Group, Inc. (The)†(a)	315,498
4,000	Discovery Holding Co., Class A†	91,960
200	Dixie Group, Inc.†	2,500
4,331	Dollar General Corp.	94,936
1,250	Dollar Tree Stores, Inc.†	54,438
50	Domino’s Pizza, Inc.	914
1,250	Dover Downs Gaming & Entertainment, Inc.	18,762
300	Dow Jones & Co., Inc.	17,235
3,523	DR Horton, Inc.	70,213
200	DreamWorks Animation SKG, Inc., Class A†	5,768
4,100	Eastman Kodak Co.	114,103
3,500	EchoStar Communications Corp., Class A†	151,795
1,319	Emmis Communications Corp., Class A	12,148
1,400	Empire Resorts, Inc.†	10,178
50	Entercom Communications Corp., Class A	1,244
2,400	Entravision Communications Corp., Class A†	25,032
700	Everlast Worldwide, Inc.†	22,526
3,100	EW Scripps Co., Class A	141,639
200	Exide Technologies†	1,860
2,990	Expedia, Inc.†	87,578
2,800	Family Dollar Stores, Inc.	96,096
200	Famous Dave’s Of America, Inc.†	4,456
700	Finish Line (The), Class A	6,377
2,500	Fleetwood Enterprises, Inc.†	22,625
1,900	Foot Locker, Inc.	41,420
30,585	Ford Motor Co.(a)	288,111
2,800	Fortune Brands, Inc.(a)	230,636
400	Forward Industries, Inc.†	1,328
100	Fossil, Inc.	2,949
800	Fred’s, Inc.	10,704
1,950	FTD Group, Inc.	35,900
1,300	Furniture Brands International, Inc.(a)	18,460
700	Gaiam, Inc., Class A†(a)	12,761
3,000	GameStop Corp., Class A†	117,300
1,200	Gaming Partners International Corp.	16,704
3,300	Gannett Co., Inc.(a)	181,335
8,450	Gap, Inc. (The)	161,395

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (unaudited)

Shares		Value
Consumer Discretionary (continued)
2,600	Garmin, Ltd.(a)	$192,322
300	Gaylord Entertainment Co.†(a)	16,092
100	Gemstar-TV Guide International, Inc.†	492
6,570	General Motors Corp.(a)	248,346
4,010	Gentex Corp.(a)	78,957
3,000	Genuine Parts Co.	148,800
850	Getty Images, Inc.†	40,638
2,150	Goodyear Tire & Rubber Co. (The)†(a)	74,734
1,600	Gray Television, Inc.	14,832
1,800	Great Wolf Resorts, Inc.†	25,650
150	GSI Commerce, Inc.†	3,406
1,800	Guess?, Inc.(a)	86,472
200	Guitar Center, Inc.	11,962
3,960	H&R Block, Inc.(a)	92,545
100	Handleman Co.(a)	623
1,196	Hanesbrands, Inc.†	32,328
3,850	Harley-Davidson, Inc.	229,498
1,600	Harman International Industries, Inc.	186,880
3,257	Harrah’s Entertainment, Inc.	277,692
200	Harte-Hanks, Inc.	5,136
2,400	Hasbro, Inc.(a)	75,384
1,750	Hearst-Argyle Television, Inc.	42,175
200	Hibbett Sports, Inc.†	5,476
6,515	Hilton Hotels Corp.	218,057
32,500	Home Depot, Inc.	1,278,875
700	Hooker Furniture Corp.	15,708
700	Hot Topic, Inc.†	7,609
500	Hovnanian Enterprises, Inc., Class A†(a)	8,265
3,990	IAC/InterActiveCorp.†	138,095
1,750	Iconix Brand Group, Inc.†(a)	38,885
4,074	Idearc, Inc.	143,934
200	Infosonics Corp.†(a)	614
5,750	International Game Technology	228,275
412	International Speedway Corp., Class A	21,717
9,092	Interpublic Group of Cos., Inc.†(a)	103,649
1,800	INVESTools, Inc.†	17,928
1,750	iRobot Corp.†(a)	34,738
3,567	J.C. Penney Co., Inc.	258,179
50	Jackson Hewitt Tax Service, Inc.	1,406
300	Jarden Corp.†	12,903
3,400	Johnson Controls, Inc.	393,618
2,278	Jones Apparel Group, Inc.	64,354
1,200	Journal Communications, Inc., Class A	15,612
1,500	Journal Register Co.	6,720
717	K2, Inc.	10,891
700	KB Home(a)	27,559
200	Kenneth Cole Productions, Inc., Class A	4,940
500	Keystone Automotive Industries, Inc.†	20,685
1,800	Kimball International, Inc., Class B	25,218
50	Knology, Inc.†	868
4,400	Kohl’s Corp.†	312,532
1,900	Krispy Kreme Doughnuts, Inc.†(a)	17,594
50	K-Swiss, Inc., Class A	1,416
800	Lakes Entertainment, Inc.†	9,448
500	Lamar Advertising Co., Class A	31,380
2,500	Las Vegas Sands Corp.†	190,975
1,300	La-Z-Boy, Inc.(a)	14,898
2,200	Leapfrog Enterprises, Inc.†(a)	22,550
250	Lear Corp.	8,902
50	Lee Enterprises, Inc.	1,043

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
4,610	Leggett & Platt, Inc.	$101,650
2,200	Lennar Corp., Class A	80,432
2,100	Lenox Group, Inc.†	14,763
6,801	Liberty Global, Inc., Class A†	279,113
2,410	Liberty Media Holding Corp., Capital Series A†	283,609
9,600	Liberty Media Holding Corp., Interactive A†	214,368
5,515	Limited Brands, Inc.(a)	151,387
1,300	Lin TV Corp., Class A†	24,453
800	Lincoln Educational Services Corp.†	11,888
398	Live Nation, Inc.†	8,907
2,100	Liz Claiborne, Inc.(a)	78,330
100	LKQ Corp.†	2,466
24,006	Lowe’s Cos., Inc.(a)	736,744
7,698	Macy’s, Inc.	306,226
1,750	Marcus Corp.	41,580
1,300	Marine Products Corp.	10,699
4,800	Marriott International, Inc., Class A	207,552
400	Marvel Entertainment, Inc.†	10,192
5,330	Mattel, Inc.(a)	134,796
2,100	Matthews International Corp., Class A	91,581
2,496	McClatchy Co., Class A(a)	63,174
18,550	McDonald’s Corp.	941,598
4,850	McGraw-Hill Cos., Inc. (The)	330,188
371	MDC Holdings, Inc.	17,942
2,567	Mediacom Communications Corp., Class A†	24,874
529	Men’s Wearhouse, Inc. (The)	27,016
50	Meritage Homes Corp.†(a)	1,338
2,400	MGM Mirage†	197,952
1,750	Modine Manufacturing Co.	39,550
677	Mohawk Industries, Inc.†(a)	68,235
100	Monarch Casino & Resort, Inc.†	2,685
50	Morgans Hotel Group Co.†	1,219
1,750	Morningstar, Inc.†	82,294
800	Morton’s Restaurant Group, Inc.†	14,488
1,950	Movado Group, Inc.	65,793
50	Nautilus, Inc.(a)	602
100	Navarre Corp.†(a)	390
850	NetFlix, Inc.†(a)	16,482
1,000	New York & Co., Inc.	10,960
1,900	New York Times Co., Class A(a)	48,260
3,826	Newell Rubbermaid, Inc.	112,599
38,238	News Corp., Class A	811,028
1,800	Nexstar Broadcasting Group, Inc., Class A†	23,652
5,000	Nike, Inc., Class B	291,450
2,600	Nitches, Inc.†	9,334
100	Noble International, Ltd.	2,044
4,100	Nordstrom, Inc.	209,592
700	Oakley, Inc.	19,880
3,700	Office Depot, Inc.†	112,110
600	OfficeMax, Inc.	23,580
3,800	Omnicom Group, Inc.	201,096
2,300	O’Reilly Automotive, Inc.†	84,065
1,250	Orleans Homebuilders, Inc.(a)	10,562
50	Oxford Industries, Inc.	2,217
700	Pacific Sunwear of California, Inc.†	15,400
1,200	Palm Harbor Homes, Inc.†(a)	16,980
1,750	Papa John’s International, Inc.†	50,330
750	Payless Shoesource, Inc.†	23,662
1,400	PC Mall, Inc.†	17,122
1,000	Penn National Gaming, Inc.†	60,090

See Notes to Financial Statments.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
300	Perry Ellis International, Inc.	$9,651
3,950	PetSmart, Inc.	128,178
1,750	Phillips-Van Heusen	105,998
2,200	Pier 1 Imports, Inc.	18,678
500	Pinnacle Entertainment, Inc.†	14,075
1,200	Playboy Enterprises, Inc., Class B†(a)	13,596
1,000	Polaris Industries, Inc.(a)	54,160
1,400	Polo Ralph Lauren Corp.	137,354
1,300	Pool Corp.(a)	50,739
50	Premier Exibitions, Inc.†	788
1,750	Pre-Paid Legal Services, Inc.†	112,542
100	Princeton Review, Inc.†	478
94	Proliance International, Inc.†	291
3,550	Pulte Homes, Inc.	79,698
2,050	Quiksilver, Inc.†	28,966
541	R.H. Donnelley Corp.†	40,997
1,250	Radio One, Inc., Class A†	8,838
1,850	RadioShack Corp.	61,309
1,250	Regal Entertainment Group, Class A	27,412
200	Regis Corp.	7,650
450	Rent-A-Center, Inc.	11,804
1,200	Retail Ventures, Inc.	19,356
500	Riviera Holdings Corp.†	18,175
200	Rocky Brands, Inc.†	3,704
3,950	Ross Stores, Inc.	121,660
2,900	Royal Caribbean Cruises, Ltd.	124,642
2,500	Ruby Tuesday, Inc.	65,825
200	Russ Berrie & Co., Inc.†	3,726
1,300	Saks, Inc.(a)	27,755
600	Salem Communications Corp., Class A	6,654
950	Sally Beauty Holdings, Inc.†	8,550
500	Sauer-Danfoss, Inc.	14,880
600	Scientific Games Corp., Class A†(a)	20,970
800	Sealy Corp.	13,216
2,300	Sears Holdings Corp.	389,850
488	Select Comfort Corp.†(a)	7,915
4,350	Service Corp. International	55,593
4,000	ServiceMaster Co. (The)	61,840
1,200	Sharper Image Corp.†(a)	13,668
2,200	Sherwin-Williams Co. (The)	146,234
400	Shoe Carnival, Inc.†	10,996
1,200	Sinclair Broadcast Group, Inc., Class A	17,064
17,150	Sirius Satellite Radio, Inc.†(a)	51,793
2,500	Six Flags, Inc.†(a)	15,225
50	Skechers U.S.A., Inc., Class A†	1,460
100	Snap-On, Inc.	5,051
800	Sonic Corp.†	17,696
1,903	Sotheby’s(a)	87,576
800	Source Interlink Cos., Inc.	3,984
3,300	Spanish Broadcasting System, Class A†	14,190
75	Spartan Motors, Inc.	1,277
400	Speedway Motorsports, Inc.	15,992
1,100	Standard-Pacific Corp.(a)	19,283
200	Stanley Furniture Co., Inc.(a)	4,108
2,000	Stanley Works (The)	121,400
10,750	Staples, Inc.	255,098
11,250	Starbucks Corp.	295,200
3,873	Starwood Hotels & Resorts Worldwide, Inc.	259,762
550	Steak N Shake Co. (The)†	9,180
1,750	Steiner Leisure, Ltd.†	85,960
100	Steinway Musical Instruments	3,459
2,000	Stewart Enterprises, Inc., Class A	15,580

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
200	Stride Rite Corp.	$4,052
1,200	Sun-Times Media Group, Inc., Class A	6,300
150	Superior Industries International(a)	3,264
13,250	Target Corp.	842,700
1,329	Tarragon Corp.†	11,243
400	Tempur-Pedic International, Inc.(a)	10,360
2,450	Tenneco, Inc.	85,848
800	Texas Roadhouse, Inc., Class A†	10,232
2,500	Tiffany & Co.	132,650
400	Timberland Co., Class A†	10,076
2,400	Time Warner Cable, Inc., Class A†	94,008
63,374	Time Warner, Inc.	1,333,389
1,200	Tivo, Inc.†(a)	6,948
7,350	TJX Cos., Inc.	202,125
2,900	Toll Brothers, Inc.†	72,442
1,237	TOUSA, Inc.(a)	5,183
300	Trans World Entertainment Corp.†	1,392
100	TravelCenters of America LLC†	4,045
50	Triarc Cos., Inc., Class B	785
2,151	Tribune Co.	63,239
50	Triple Crown Media, Inc.†	466
800	Tuesday Morning Corp.	9,888
2,750	Tupperware Brands Corp.	79,035
200	Universal Electronics, Inc.†	7,264
2,000	Universal Technical Institute, Inc.†	50,780
1,200	Urban Outfitters, Inc.†	28,836
200	Value Line, Inc.	8,780
2,400	Valuevision Media, Inc., Class A	27,168
2,250	VF Corp.	206,055
9,262	Viacom, Inc., Class B†	385,577
3,300	Virgin Media, Inc.	80,421
1,650	Visteon Corp.	13,365
1,800	Volcom, Inc.†	90,234
31,570	Walt Disney Co. (The)	1,077,800
100	Warnaco Group, Inc. (The)	3,934
1,750	Warner Music Group Corp.	25,288
1,750	WCI Communities, Inc.†(a)	29,190
2,296	Weight Watchers International, Inc.	116,729
2,300	Wendy’s International, Inc.	84,525
2,500	Westwood One, Inc.	17,975
1,747	Whirlpool Corp.	194,266
300	Wiley (John) & Sons, Inc., Class A	14,487
1,100	Williams-Sonoma, Inc.(a)	34,738
400	Wolverine World Wide, Inc.	11,084
1,200	World Wrestling Entertainment, Inc., Class A	19,188
600	WorldSpace, Inc., Class A†(a)	2,898
1,300	WPT Enterprises, Inc.†	5,317
3,185	Wyndham Worldwide Corp.†	115,488
2,000	Wynn Resorts, Ltd.(a)	179,380
6,550	XM Satellite Radio Holdings, Inc., Class A†	77,094
200	Young Broadcasting, Inc., Class A†	738
7,400	Yum! Brands, Inc.(a)	242,128
400	Zale Corp.	9,524

		30,976,707

Consumer Staples — 8.1%
500	Alberto-Culver Co.(a)	11,860
200	Alico, Inc.	12,198
1,800	Alliance One International, Inc.†	18,090
34,350	Altria Group, Inc.	2,409,309
50	Andersons, Inc. (The)(a)	2,266

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
12,100	Anheuser-Busch Cos., Inc.	$631,136
8,661	Archer-Daniels-Midland Co.	286,592
6,650	Avon Products, Inc.	244,387
700	BJ’s Wholesale Club, Inc.†(a)	25,221
800	Brown-Forman Corp., Class B(a)	58,464
2,200	Bunge, Ltd.	185,900
4,100	Campbell Soup Co.	159,121
850	Casey’s General Stores, Inc.	23,171
1,800	China Precision Steel, Inc.†(a)	5,688
800	Chiquita Brands International, Inc.†(a)	15,168
1,050	Church & Dwight Co., Inc.	50,883
2,400	Clorox Co.	149,040
34,020	Coca-Cola Co. (The)	1,779,586
3,620	Coca-Cola Enterprises, Inc.(a)	86,880
7,430	Colgate-Palmolive Co.	481,836
8,373	ConAgra Foods, Inc.	224,899
2,550	Constellation Brands, Inc., Class A†(a)	61,914
800	Corn Products International, Inc.	36,360
7,050	Costco Wholesale Corp.	412,566
24,717	CVS Caremark Corp.	900,935
1,750	Darling International, Inc.†	15,995
3,934	Dean Foods Co.(a)	125,377
2,405	Del Monte Foods Co.	29,245
1,750	Elizabeth Arden, Inc.†	42,455
1,733	Energizer Holdings, Inc.†	172,607
2,400	Estee Lauder Cos., Inc.(The), Class A	109,224
950	Flowers Foods, Inc.	31,692
1,750	Fresh Del Monte Produce, Inc.	43,838
5,850	General Mills, Inc.	341,757
300	Great Atlantic & Pacific Tea Co.†(a)	10,062
1,150	Hansen Natural Corp.†	49,427
3,100	Hershey Co. (The)	156,922
4,300	HJ Heinz Co.	204,121
2,850	Hormel Foods Corp.	106,448
50	Ingles Markets, Inc., Class A	1,722
1,750	Inter Parfums, Inc.	46,585
50	J&J Snack Foods Corp.	1,887
100	J.M. Smucker Co. (The)	6,366
4,100	Kellogg Co.	212,339
6,524	Kimberly-Clark Corp.	436,390
25,971	Kraft Foods, Inc., Class A	915,478
11,000	Kroger Co. (The)	309,430
1,750	Lance, Inc.	41,230
1,950	Loews Corp. - Carolina Group	150,676
3,650	McCormick & Co., Inc.	139,357
1,800	Molson Coors Brewing Co., Class B	166,428
200	Natural Health Trends Corp.†	770
2,650	NBTY, Inc.†	114,480
500	Nu Skin Enterprises, Inc., Class A	8,250
3,970	Pepsi Bottling Group, Inc.	133,710
200	PepsiAmericas, Inc.	4,912
26,990	PepsiCo, Inc.	1,750,302
700	Playtex Products, Inc.†	10,367
1,800	Prestige Brands Holdings, Inc.†	23,364
1,200	PriceSmart, Inc.	29,676
50,302	Procter & Gamble Co.	3,077,979
700	Reliv International, Inc.	7,350
1,814	Reynolds American, Inc.	118,273
9,000	Rite Aid Corp.†	57,420
67	Rocky Mountain Chocolate Factory, Inc.	1,059
6,950	Safeway, Inc.	236,508
50	Sanderson Farms, Inc.	2,251

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Consumer Staples (continued)
11,670	Sara Lee Corp.	$203,058
2,600	Smithfield Foods, Inc.	80,054
600	Spartan Stores, Inc.	19,746
800	Spectrum Brands, Inc.	5,416
2,711	Supervalu, Inc.	125,574
9,950	Sysco Corp.	328,250
1,804	Tootsie Roll Industries, Inc.	49,989
3,505	Tyson Foods, Inc., Class A	80,755
1,850	USANA Health Sciences, Inc.†(a)	82,769
2,500	UST, Inc.	134,275
16,250	Walgreen Co.	707,525
40,820	Wal-Mart Stores, Inc.	1,963,850
100	Weis Markets, Inc.	4,051
2,400	Whole Foods Market, Inc.(a)	91,920
3,700	Wm. Wrigley Jr. Co.	204,647

		21,799,078

Energy — 10.6%
1,200	Able Energy, Inc.†(a)	2,280
1,750	Alliance Holdings GP LP	52,080
50	Allis-Chalmers Energy, Inc.†	1,150
400	Alon USA Energy, Inc.	17,604
2,550	Alpha Natural Resources, Inc.†(a)	53,014
1,800	American Oil & Gas, Inc.†(a)	12,204
7,406	Anadarko Petroleum Corp.	385,038
4,556	Apache Corp.	371,724
2,000	Arch Coal, Inc.(a)	69,600
1,750	Arena Resources, Inc.†	101,692
50	Arlington Tankers, Ltd.	1,434
50	Aventine Renewable Energy Holdings, Inc.†	848
4,700	Baker Hughes, Inc.(a)	395,411
600	Barnwell Industries, Inc.	12,480
1,750	Basic Energy Services, Inc.†	44,748
300	Berry Petroleum Co., Class A	11,304
5,372	BJ Services Co.	152,780
1,750	Boardwalk Pipeline Partners LP	62,090
550	Bois d’Arc Energy, Inc.†	9,366
350	BP Prudhoe Bay Royalty Trust(a)	25,256
1,200	Brigham Exploration Co.†	7,044
50	Bronco Drilling Co., Inc.†	820
900	Cabot Oil & Gas Corp.	33,192
1,750	Cal Dive International, Inc.†	29,102
1,200	Callon Petroleum Co.†	17,004
2,200	Cameron International Corp.†	157,234
50	CARBO Ceramics, Inc.	2,190
50	Carrizo Oil & Gas, Inc.†	2,074
900	Cheniere Energy, Inc.†(a)	34,911
7,850	Chesapeake Energy Corp.(a)	271,610
34,999	Chevron Corp.	2,948,316
2,047	Cimarex Energy Co.	80,672
50	CNX Gas Corp.†	1,530
750	Comstock Resources, Inc.†	22,478
25,051	ConocoPhillips	1,966,504
3,000	CONSOL Energy, Inc.	138,330
1,750	Contango Oil & Gas Co.†(a)	63,508
200	Cross Timbers Royalty Trust	8,504
50	Dawson Geophysical Co.†	3,073
1,750	Delek US Holdings, Inc.	46,638
100	Delta Petroleum Corp.†(a)	2,008
1,400	Denbury Resources, Inc.	52,500
8,386	Devon Energy Corp.	656,540
150	Diamond Offshore Drilling, Inc.	15,234
600	Double Hull Tankers, Inc.	9,354
700	Dresser-Rand Group, Inc.†	27,650
11,314	El Paso Corp.	194,940

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Energy (continued)
1,779	Enbridge Energy Management, LLC†	$98,999
350	Encore Acquisition Co.†	9,730
50	Energy Partners, Ltd.†	834
3,750	Energy Transfer Equity LP	159,338
2,500	ENGlobal Corp.†(a)	30,375
4,200	ENSCO International, Inc.(a)	256,242
1,750	Enterprise GP Holdings LP(a)	66,378
3,300	EOG Resources, Inc.(a)	241,098
1,500	Evergreen Energy, Inc.†(a)	9,045
800	EXCO Resources, Inc.†	13,952
91,850	Exxon Mobil Corp.	7,704,378
1,939	FMC Technologies, Inc.†	153,608
950	Forest Oil Corp.†(a)	40,147
800	Foundation Coal Holdings, Inc.	32,512
2,400	Frontier Oil Corp.(a)	105,048
1,750	General Maritime Corp.	46,865
1,200	GeoMet, Inc.†	9,192
2,100	GeoResources, Inc.†	14,952
750	Global Industries, Ltd.†	20,115
3,697	GlobalSantaFe Corp.	267,108
50	GMX Resources, Inc.†	1,730
1,850	Goodrich Petroleum Corp.†(a)	64,066
2,350	Grant Prideco, Inc.†	126,500
4,750	Grey Wolf, Inc.†	39,140
1,750	Gulf Island Fabrication, Inc.	60,725
50	Gulfport Energy Corp.†	999
15,400	Halliburton Co.	531,300
950	Hanover Compressor Co.†	22,658
800	Harvest Natural Resources, Inc.†	9,528
1,250	Helix Energy Solutions Group, Inc.†	49,888
700	Helmerich & Payne, Inc.	24,794
4,000	Hess Corp.	235,840
600	Holly Corp.	44,514
2,650	Horizon Offshore, Inc.†	50,880
750	Inergy Holdings LP	38,167
2,750	Input/Output, Inc.†(a)	42,928
4,000	International Coal Group, Inc.†	23,920
1,550	James River Coal Co.†(a)	20,088
2,567	Kinder Morgan Management, LLC.†	133,216
150	Magellan Midstream Holdings LP	4,500
12,472	Marathon Oil Corp.	747,821
413	Mariner Energy, Inc.†	10,015
1,750	Markwest Hydrocarbon, Inc.	100,502
200	Martin Midstream Partners, LP	8,300
1,300	Massey Energy Co.	34,645
50	Matrix Service Co.†	1,242
600	McMoRan Exploration Co.†(a)	8,400
2,950	Metretek Technologies, Inc.†	45,548
2,800	Murphy Oil Corp.	166,432
4,800	Nabors Industries, Ltd.†	160,224
50	NATCO Group, Inc., Class A†	2,302
2,819	National Oilwell Varco, Inc.	293,853
1,450	Natural Gas Services Group, Inc.†	25,926
2,300	Newfield Exploration Co.†	104,765
3,550	Newpark Resources†	27,512
1,800	NGAS Resources, Inc.†(a)	14,400
2,560	Noble Corp.	249,651
4,600	Noble Energy, Inc.	286,994
15,410	Occidental Petroleum Corp.(a)	891,931
400	Oceaneering International, Inc.†	21,056
700	Omni Energy Services Corp.†	7,840
1,200	Pacific Ethanol, Inc.†(a)	15,840

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited	)

Shares		Value
Energy (continued)
2,350	Parallel Petroleum Corp.†	$51,465
3,200	Parker Drilling Co.†	33,728
3,250	Patterson-UTI Energy, Inc.(a)	85,182
3,650	Peabody Energy Corp.	176,587
4,422	Petrohawk Energy Corp.†	70,133
50	Petroleum Development Corp.†	2,374
600	Petroquest Energy, Inc.†	8,724
2,750	Pioneer Drilling Co.†	41,002
2,600	Pioneer Natural Resources Co.	126,646
2,950	Plains Exploration & Production Co.†	141,039
100	Pogo Producing Co.	5,079
3,250	Pride International, Inc.†	121,745
200	Quicksilver Resources, Inc.†(a)	8,916
1,975	Range Resources Corp.	73,885
1,500	Rowan Cos., Inc.	61,470
1,850	RPC, Inc.	31,524
18,100	Schlumberger, Ltd.(a)	1,537,414
3,500	Smith International, Inc.	205,240
2,300	Southwestern Energy Co.†(a)	102,350
9,891	Spectra Energy Corp.	256,770
250	St. Mary Land & Exploration Co.	9,155
2,200	SulphCo, Inc.†(a)	7,942
2,440	Sunoco, Inc.	194,419
950	Superior Energy Services, Inc.†	37,924
50	Superior Well Services, Inc.†	1,270
700	T-3 Energy Services, Inc.†	23,415
3,500	Tesoro Corp.(a)	200,025
1,050	Tetra Technologies, Inc.†	29,610
1,260	TGC Industries, Inc.†	13,734
50	Tidewater, Inc.(a)	3,544
500	Todco†	23,605
1,100	TransMontaigne Partners L.P.	38,852
4,013	Transocean, Inc.†(a)	425,298
500	Trico Marine Services, Inc.†	20,440
2,850	TXCO Resources, Inc.†	29,298
3,140	Ultra Petroleum Corp.†	173,454
800	Union Drilling, Inc.†	13,136
3,550	Uranium Resources, Inc.†	39,156
1,800	US BioEnergy Corp.†	20,448
750	USEC, Inc.†	16,485
1,200	Vaalco Energy, Inc.†	5,796
8,864	Valero Energy Corp.	654,695
50	Venoco, Inc.†	934
1,200	VeraSun Energy Corp.†	17,376
50	W&T Offshore, Inc.	1,400
700	Warren Resources, Inc.	8,176
6,250	Weatherford International, Ltd.†	345,250
1,800	Westmoreland Coal Co.†	49,230
10,000	Williams Cos., Inc.	316,200
4,988	XTO Energy, Inc.	299,779

		28,766,878

Financials — 20.9%
1,800	21St Century Holding Co.	19,332
700	21st Century Insurance Group	15,302
1,200	ACA Capital Holdings, Inc.†	14,280
250	Acadia Realty Trust	6,488
1,600	Accredited Home Lenders Holding Co.†	21,872
5,600	ACE, Ltd.	350,112
400	Advance America Cash Advance Centers, Inc.	7,096
1,800	Affirmative Insurance Holdings, Inc.	27,450
1,800	Affordable Residential Communities†	21,276

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
7,600	Aflac, Inc.(a)	$390,640
700	Alfa Corp.	10,899
10,150	Allstate Corp. (The)	624,326
2,200	AMB Property Corp.	117,084
2,500	AMBAC Financial Group, Inc.	217,975
1,800	AmCOMP, Inc.†	17,550
400	Amcore Financial, Inc.	11,596
1,750	American Campus Communities, Inc.	49,508
700	American Equity Investment Life Holding Co.(a)	8,456
17,300	American Express Co.	1,058,414
300	American Financial Group, Inc.	10,245
3,800	American Financial Realty Trust	39,216
500	American Home Mortgage Investment Corp.(a)	9,190
35,875	American International Group, Inc.	2,512,326
300	American Physicians Capital, Inc.†	12,150
1,850	AmeriCredit Corp.†(a)	49,118
3,880	Ameriprise Financial, Inc.	246,652
310	Anchor Bancorp Wisconsin, Inc.	8,119
6,000	Annaly Capital Management, Inc.(a)	86,520
100	Anworth Mortgage Asset Corp.	905
3,750	AON Corp.(a)	159,788
2,272	Apartment Investment & Management Co., Class A	114,554
200	Arbor Realty Trust, Inc.	5,162
300	Arch Capital Group, Ltd.†	21,762
3,592	Archstone-Smith Trust(a)	212,323
1,100	Arthur J. Gallagher & Co.(a)	30,668
4,250	Ashford Hospitality Trust, Inc.	49,980
400	Aspen Insurance Holdings, Ltd.	11,228
700	Asset Acceptance Capital Corp.†	12,390
2,054	Associated Banc-Corp.	67,166
200	Associated Estates Realty Corp.	3,118
2,200	Assurant, Inc.(a)	129,624
850	Assured Guaranty, Ltd.	25,126
1,750	Asta Funding, Inc.(a)	67,252
1,250	Astoria Financial Corp.	31,300
2,000	AvalonBay Communities, Inc.	237,760
2,000	Axis Capital Holdings, Ltd.	81,300
50	Bancorp, Inc. (The)†	1,118
550	BancorpSouth, Inc.	13,453
750	Bank Mutual Corp.	8,648
71,311	Bank of America Corp.(a)	3,486,395
550	Bank of Hawaii Corp.(a)	28,402
11,250	Bank of New York Co., Inc. (The)†	466,200
1,750	Bank of the Ozarks, Inc.	48,772
2,000	BankAtlantic Bancorp, Inc., Class A	17,220
1,200	BankFinancial Corp.	18,540
1,750	BankUnited Financial Corp., Class A	35,122
300	Banner Corp.	10,218
1,055	Bear Stearns Cos., Inc. (The)(a)	147,700
408	Berkshire Hathaway, Inc., Class B†	1,470,840
800	BioMed Realty Trust, Inc.	20,096
2,600	Boston Properties, Inc.(a)	265,538
788	Brandywine Realty Trust	22,521
2,450	Brookfield Properties Corp.	59,560
2,206	Brookline Bancorp, Inc.	25,391
1,400	Brown & Brown, Inc.	35,196

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
1,750	Calamos Asset Management, Inc., Class A	$44,713
100	Camden National Corp.	3,914
100	Camden Property Trust.	6,697
350	Capital City Bank Group, Inc.(a)	10,969
1,800	Capital Lease Funding, Inc.(a)	19,350
6,650	Capital One Financial Corp.	521,626
1,750	Capital Trust, Inc., Class A	59,745
1,639	CapitalSource, Inc.(a)	40,303
1,850	Capitol Bancorp, Ltd.	50,560
50	Capitol Federal Financial	1,846
200	Capstead Mortgage Corp.	1,940
1,200	Cardinal Financial Corp.	11,844
288	Cathay General Bancorp.	9,660
3,500	CB Richard Ellis Group, Inc., Class A	127,750
950	CBL & Associates Properties, Inc.	34,248
1,750	Cedar Shopping Centers, Inc.	25,112
2,600	Centennial Bank Holdings, Inc.†	22,022
700	Centerline Holding Co.(a)	12,600
15,764	Charles Schwab Corp. (The)	323,477
400	Charter Financial Corp.	20,400
1,750	Chemical Financial Corp.	45,272
175	Chittenden Corp.	6,116
7,350	Chubb Corp.	397,929
2,994	Cincinnati Financial Corp.	129,940
3,646	CIT Group, Inc.	199,910
79,175	Citigroup, Inc.	4,060,886
1,057	Citizens Republic Bancorp, Inc.	19,343
150	City Holding Co.	5,750
1,750	CNA Surety Corp.†	33,092
1,800	Coast Financial Holdings, Inc.†(a)	6,066
50	CoBiz, Inc.	906
50	Cohen & Steers, Inc.	2,172
1,950	Colonial BancGroup, Inc. (The)	48,692
429	Colonial Properties Trust	15,637
276	Columbia Banking System, Inc.	8,073
3,248	Comerica, Inc.	193,159
2,700	Commerce Bancorp, Inc.(a)	99,873
938	Commerce Bancshares, Inc.	42,491
1,050	Commerce Group, Inc.	36,456
563	Community Bancorp†	15,753
550	Community Bank System, Inc.	11,011
1,750	Community Banks, Inc.	56,385
1,750	Community Trust Bancorp, Inc.	56,525
2,450	Compass Bancshares, Inc.	169,001
1,900	Conseco, Inc.†	39,691
450	Corporate Office Properties Trust	18,454
1,750	Corus Bankshares, Inc.(a)	30,205
8,648	Countrywide Financial Corp.(a)	314,355
550	Cousins Properties, Inc.	15,956
1,750	Credit Acceptance Corp.†	46,952
2,400	Crescent Real Estate Equities Co.	53,856
450	Cullen/Frost Bankers, Inc.	24,062
2,355	CVB Financial Corp.(a)	26,188
2,750	DCT Industrial Trust, Inc.	29,590
800	Deerfield Triarc Capital Corp.	11,704
322	Delphi Financial Group, Class A	13,466
1,600	Delta Financial Corp.(a)	19,632
2,326	Developers Diversified Realty Corp.	122,603

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
900	DiamondRock Hospitality Co.	$17,172
500	Digital Reality Trust, Inc.	18,840
1,600	Dime Community Bancshares	21,104
1,950	Dollar Financial Corp.†	55,575
1,750	Doral Financial Corp.†	2,065
1,100	Douglas Emmett, Inc.	27,214
2,576	Duke Realty Corp.	91,886
6,137	E*Trade Financial Corp.†(a)	135,566
1,800	Eagle Hospitality Properties Trust, Inc.	23,688
2,500	East West Bancorp, Inc.	97,200
400	EastGroup Properties, Inc.	17,528
1,200	Eaton Vance Corp.	53,016
2,000	Edwards (A.G.), Inc.	169,100
50	EMC Insurance Group, Inc.	1,241
1,800	Encore Capital Group, Inc.†	22,464
1,050	Endurance Specialty Holdings, Ltd.	42,042
50	Enterprise Financial Services Corp.	1,243
500	Equity Inns, Inc.	11,200
3,754	Equity Residential(a)	171,295
1,900	Erie Indemnity Co., Class A	102,676
1,700	Everest RE Group, Ltd.(a)	184,688
500	Extra Space Storage, Inc.	8,250
1,600	EZCORP, Inc., Class A†	21,184
15,900	Fannie Mae	1,038,747
500	FBL Financial Group, Inc., Class A	19,660
1,600	Federal Realty Investment Trust	123,616
900	Federated Investors, Inc., Class B	34,497
150	FelCor Lodging Trust, Inc.	3,904
2,100	FFD Financial Corp.	34,052
3,466	Fidelity National Financial, Inc., Class A(a)	82,144
700	Fieldstone Investment Corp.	2,548
7,085	Fifth Third Bancorp(a)	281,770
1,750	Financial Federal Corp.	52,185
1,200	Financial Institutions, Inc.	24,228
700	First Acceptance Corp.†	7,112
1,167	First American Corp.	57,766
1,800	First BanCorp.	33,714
750	First BanCorp. Puerto Rico	8,242
250	First Cash Financial Services, Inc.†	5,860
50	First Charter Corp.	974
700	First Commonwealth Financial Corp.(a)	7,644
1,900	First Financial Bancorp.	28,481
150	First Financial Bankshares, Inc.	5,822
100	First Financial Corp.	2,936
2,050	First Horizon National Corp.(a)	79,950
750	First Industrial Realty Trust, Inc.(a)	29,070
1,850	First Marblehead Corp. (The)(a)	71,484
850	First Midwest Bancorp, Inc.	30,184
1,808	First Niagara Financial Group, Inc.	23,685
1,750	First State Bancorp	37,258
400	FirstMerit Corp.	8,372
700	Flagstar Bancorp, Inc.	8,435
1,750	Flagstone Reinsurance Holdings, Ltd†	23,310
1,000	FNB Corp.	16,740
1,900	Forest City Enterprises, Class A	116,812
450	Franklin Bank Corp.†	6,705
3,200	Franklin Resources, Inc.	423,904
750	Franklin Street Properties Corp.	12,405
10,350	Freddie Mac	628,245
250	Fremont General Corp.(a)	2,690

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
4,160	Friedman, Billings, Ramsey Group, Inc., Class A	$22,714
4,509	Fulton Financial Corp.	65,020
1,750	GAMCO Investors, Inc., Class A	98,088
3,700	General Growth Properties, Inc.	195,915
6,900	Genworth Financial, Inc., Class A	237,360
1,950	Getty Realty Corp.	51,246
600	GMH Communities Trust	5,814
6,720	Goldman Sachs Group, Inc.(a)	1,456,560
50	Gramercy Capital Corp.	1,377
1,200	Great Southern Bancorp, Inc.	32,460
400	Greater Bay Bancorp	11,136
335	Green Bancshares, Inc.	10,472
50	Greenhill & Co., Inc.(a)	3,436
50	Hanmi Financial Corp.	853
100	Hanover Insurance Group, Inc. (The)	4,879
1,750	Harleysville Group, Inc.	58,380
1,320	Harleysville National Corp.	21,278
4,700	Hartford Financial Services Group, Inc.	462,997
1,050	HCC Insurance Holdings, Inc.	35,080
3,600	Health Care Property Investors, Inc.	104,148
900	Health Care REIT, Inc.	36,324
850	Healthcare Realty Trust, Inc.	23,613
50	Heritage Commerce Corp.	1,184
1,800	Hersha Hospitality Trust	21,276
1,800	Highland Hospitality Corp.	34,560
350	Highwoods Properties, Inc.	13,125
1,000	Hospitality Properties Trust.	41,490
8,475	Host Hotels & Resorts, Inc.(a)	195,942
1,300	Housevalues, Inc.†	5,941
5,150	HRPT Properties Trust	53,560
10,276	Hudson City Bancorp, Inc.	125,573
5,263	Huntington Bancshares, Inc.	119,681
1,450	IMPAC Mortgage Holdings, Inc.(a)	6,684
1,750	Independent Bank Corp., MA	51,695
1,750	Independent Bank Corp., MI	30,118
1,900	IndyMac Bancorp, Inc.(a)	55,423
300	Inland Real Estate Corp.(a)	5,094
1,850	Innkeepers USA Trust.	32,800
1,950	Integra Bank Corp.	41,866
50	IntercontinentalExchange, Inc.†	7,392
1,165	International Bancshares Corp.	29,847
50	Intervest Bancshares Corp.	1,408
300	Investment Technology Group, Inc.†	12,999
900	Investors Financial Services Corp.	55,503
1,050	IPC Holdings, Ltd.	33,904
700	Irwin Financial Corp.	10,479
2,164	iStar Financial, Inc.	95,930
3,950	Janus Capital Group, Inc.	109,968
1,000	Jefferies Group, Inc.	26,980
1,750	JER Investors Trust, Inc.	26,250
56,130	JPMorgan Chase & Co.	2,719,498
1,200	Kearny Financial Corp.	16,176
8,150	KeyCorp	279,790
3,000	Kimco Realty Corp.(a)	114,210
900	KKR Financial Holdings LLC	22,419
1,600	KNBT Bancorp, Inc.	23,520
1,250	Knight Capital Group, Inc., Class A†	20,750
1,300	LaBranche & Co., Inc.†	9,594
1,800	Lakeland Financial Corp.	38,286
1,300	Legg Mason, Inc.	127,894

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
9,218	Lehman Brothers Holdings, Inc.	$686,925
3,180	Leucadia National Corp.(a)	112,095
450	Lexington Realty Trust(a)	9,360
2,250	Liberty Property Trust(a)	98,842
5,100	Lincoln National Corp.(a)	361,845
7,350	Loews Corp.	374,703
1,200	M&T Bank Corp.(a)	128,280
1,400	Macerich Co. (The)	115,388
900	Mack-Cali Realty Corp.	39,141
1,149	Main Street Trust, Inc.	35,619
1,250	MainSource Financial Group, Inc.	20,988
1,750	MarketAxess Holdings, Inc.†	31,482
8,070	Marsh & McLennan Cos., Inc.(a)	249,202
3,607	Marshall & Ilsley Corp.	171,780
244	MB Financial, Inc.	8,477
2,800	MBIA, Inc.(a)	174,216
1,600	Medallion Financial Corp.	18,928
1,600	Medical Properties Trust, Inc.	21,168
6,400	Mellon Financial Corp.	281,600
13,596	Merrill Lynch & Co., Inc.	1,136,354
7,196	MetLife, Inc.	463,998
2,000	MFA Mortgage Investments, Inc.	14,560
700	MGIC Investment Corp.(a)	39,802
100	Mid-America Apartment Communities, Inc.	5,248
247	Midland Co. (The)	11,594
1,850	Midwest Banc Holdings, Inc.(a)	26,825
2,500	Montpelier Re Holdings, Ltd.	46,350
3,650	Moody’s Corp.(a)	227,030
15,150	Morgan Stanley	1,270,782
104	Move, Inc.†	466
600	Nara Bancorp, Inc.	9,558
3,150	Nasdaq Stock Market, Inc. (The)†	93,586
800	National Atlantic Holdings Corp., Class A†	11,112
10,063	National City Corp.(a)	335,299
400	National Interstate Corp.	10,432
50	National Penn Bancshares, Inc.	834
195	National Retail Properties, Inc.	4,263
2,570	Nationwide Financial Services, Class A	162,475
1,450	Nationwide Health Properties, Inc.	39,440
200	Navigators Group, Inc.†	10,780
250	NBT Bancorp, Inc.	5,640
1,750	Nelnet, Inc., Class A	42,770
5,987	New York Community Bancorp, Inc.(a)	101,899
900	NewAlliance Bancshares, Inc.	13,248
750	Newcastle Investment Corp.	18,802
1,800	NexCen Brands, Inc.†	20,052
50	North Valley Bancorp	1,198
3,400	Northern Trust Corp.(a)	218,416
1,750	NorthStar Realty Finance Corp.	21,892
500	Northwest Bancorp, Inc.	13,070
900	Nuveen Investments, Inc., Class A	55,935
50	Nymex Holdings, Inc.	6,282
4,750	NYSE Euronext	349,695
50	OceanFirst Financial Corp.	880
700	Ocwen Financial Corp.†	9,331
600	Ohio Casualty Corp.	25,986
2,744	Old National Bancorp	45,578
4,987	Old Republic International Corp.	106,024

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Financials (continued)
400	Old Second Bancorp, Inc.	$11,664
1,000	Omega Healthcare Investors, Inc.	15,830
1,750	OneBeacon Insurance Group, Ltd.	44,328
750	optionsXpress Holdings, Inc.	19,245
1,032	Oriental Financial Group	11,259
283	Pacific Capital Bancorp	7,635
1,750	Parkway Properties, Inc.	84,052
1,700	PartnerRe, Ltd.	131,750
1,600	Partners Trust Financial Group, Inc.	16,800
1,600	Penn Treaty American Corp.†	9,152
5,722	People’s United Financial, Inc.	101,451
1,750	PFF Bancorp, Inc.	48,878
400	Philadelphia Consolidated Holding Co.†	16,720
3,550	Phoenix Cos., Inc. (The)	53,286
50	PICO Holdings, Inc.†	2,163
950	Platinum Underwriters Holdings, Ltd.	33,012
2,959	Plum Creek Timber Co., Inc.(a)	123,272
2,000	PMI Group, Inc. (The)	89,340
5,850	Popular, Inc.	94,010
400	Presidential Life Corp.	7,864
700	Primus Guaranty, Ltd.†	7,504
4,200	Principal Financial Group, Inc.	244,818
1,750	PrivateBancorp, Inc.	50,400
265	ProAssurance Corp.†	14,753
11,100	Progressive Corp. (The)	265,623
3,294	Prologis(a)	187,429
471	Prosperity Bancshares, Inc.	15,430
950	Protective Life Corp.	45,420
700	Provident Financial Services, Inc.	11,032
2,150	Provident New York Bancorp	29,046
7,300	Prudential Financial, Inc.	709,779
2,714	Public Storage, Inc.(a)	208,489
570	Radian Group, Inc.	30,780
1,800	RAIT Financial Trust	46,836
2,200	Raymond James Financial, Inc.	67,980
801	Rayonier, Inc.	36,157
800	Realty Income Corp.(a)	20,152
1,600	Regency Centers Corp.	112,800
11,156	Regions Financial Corp.(a)	369,264
1,700	RenaissanceRe Holdings, Ltd.	105,383
50	Renasant Corp.	1,137
1,800	Republic Property Trust	22,050
1,750	Resource America, Inc., Class A	36,068
800	Resource Capital Corp.	11,184
1,200	Roma Financial Corp.	19,884
1,750	S&T Bancorp, Inc(a)	57,575
2,400	Safeco Corp.	149,424
150	Safety Insurance Group, Inc.	6,210
1,200	Santander BanCorp	17,832
800	Scottish Re Group, Ltd.†	3,912
700	SeaBright Insurance Holdings, Inc.†	12,236
50	Seacoast Banking Corp. of Florida	1,088
1,800	Security Capital Assurance, Ltd.	55,566
4,000	SEI Investments Co.	116,160
600	Selective Insurance Group	16,128
550	Senior Housing Properties Trust	11,192
3,241	Simon Property Group, Inc.	301,543
1,970	Sky Financial Group, Inc.	54,884

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30,2007 (Unaudited)

Shares		Value
Financials (continued)
397	SL Green Realty Corp.	$49,184
6,400	SLM Corp.	368,512
650	South Financial Group, Inc. (The)	14,716
1,000	Southern Missouri Bancorp, Inc.	14,950
50	Southwest Bancorp, Inc.	1,202
4,802	Sovereign Bancorp, Inc.(a)	101,514
1,550	Spirit Finance Corp.	22,568
2,000	St Joe Co. (The)(a)	92,680
2,490	Stancorp Financial Group, Inc.	130,675
1,750	State Auto Financial Corp.	53,638
7,250	State Street Corp.	495,900
50	Sterling Bancorp	802
1,200	Sterling Bancshares, Inc.	13,572
2,594	Sterling Financial Corp.	75,070
300	Stewart Information Services Corp.	11,949
400	Stifel Financial Corp.†(a)	23,556
600	Strategic Hotels & Resorts, Inc.	13,494
50	Suffolk Bancorp.	1,596
746	Sun Bancorp, Inc.†	12,585
750	Sunstone Hotel Investors, Inc.(a)	21,292
6,080	SunTrust Banks, Inc.	521,299
1,200	Superior Bancorp†	12,276
2,450	Susquehanna Bancshares, Inc.	54,806
350	SVB Financial Group†	18,588
1,750	SWS Group, Inc.	37,835
3,506	Synovus Financial Corp.	107,634
4,100	T. Rowe Price Group, Inc.(a)	212,749
2,500	Taubman Centers, Inc.	124,025
1,200	TCF Financial Corp.	33,360
3,200	TD Ameritrade Holding Corp.†	64,000
50	Tejon Ranch Co.†(a)	2,210
1,800	Temecula Valley Bancorp, Inc.(a)	31,842
400	Texas Capital Bancshares, Inc.†	8,940
1,750	TFS Financial Corp.†	20,195
600	Thomas Weisel Partners Group, Inc.†	9,990
1,046	Thornburg Mortgage, Inc.	27,384
1,750	TierOne Corp.	52,675
2,300	Torchmark Corp.	154,100
700	TradeStation Group, Inc.†	8,155
10,534	Travelers Cos., Inc. (The)	563,569
150	Triad Guaranty, Inc.†	5,990
1,750	Trico Bancshares	39,130
2,308	Trustco Bank Corp.(a)	22,803
700	Trustmark Corp.	18,102
28,859	U.S. Bancorp	950,904
2,400	UCBH Holdings, Inc.	43,848
2,250	UDR, Inc.	59,175
2,160	UMB Financial Corp.	79,639
850	Umpqua Holdings Corp.	19,984
600	UnionBanCal Corp.	35,820
50	United America Indemnity, Ltd. Class A†	1,244
700	United Community Banks, Inc.	18,123
1,200	United Community Financial Corp.	11,976
1,750	United Fire & Casualty Co.	61,915
500	United PanAm Financial Corp.†	7,130
1,800	United Security Bancshares(a)	36,684
2,350	Unitrin, Inc.	115,573
1,200	Universal American Financial Corp.†	25,536
4,757	Unum Group	124,205
600	USB Holding Co., Inc.	11,436

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30,2007 (Unaudited)

Shares		Value
Financials (continued)
50	U-Store-It Trust	$820
2,736	Valley National Bancorp(a)	61,533
2,850	Ventas, Inc.(a)	103,312
525	Vineyard National Bancorp(a)	12,059
514	Virginia Commerce Bancorp, Inc.†	8,692
2,900	Vornado Realty Trust	318,536
2,381	W Holding Co., Inc.(a)	6,286
700	W.P. Stewart & Co., Ltd.(a)	7,623
2,387	W.R. Berkley Corp.	77,673
30,134	Wachovia Corp.(a)	1,544,368
500	Waddell & Reed Financial, Inc., Class A	13,005
1,033	Washington Federal, Inc.	25,112
15,931	Washington Mutual, Inc.(a)	679,298
250	Washington Real Estate Investment Trust	8,500
400	Washington Trust Bancorp, Inc.	10,084
550	Wauwatosa Holdings, Inc.†	9,097
54	Webster Financial Corp.	2,304
1,875	Weingarten Realty Investors	77,062
50,390	Wells Fargo & Co.(a)	1,772,216
300	WesBanco, Inc.	8,850
200	Wesco Financial Corp.	77,000
1,750	West Coast Bancorp	53,182
550	Western Alliance Bancorp†	16,418
1,800	Westfield Financial, Inc.	17,946
375	Whitney Holding Corp.	11,288
2,700	Wilmington Trust Corp.	112,077
2,300	Wilshire Bancorp, Inc.	28,014
1,850	World Acceptance Corp.†	79,050
2,400	XL Capital, Ltd., Class A	202,296
1,905	Zions Bancorp.	146,514
1,000	ZipRealty, Inc.†	7,500

		56,495,206

Health Care — 11.4%
700	A.D.A.M., Inc.†	4,837
25,150	Abbott Laboratories	1,346,782
400	Abraxis BioScience, Inc.†(a)	8,892
1,750	Accuray, Inc.†	38,815
700	Adolor Corp.†(a)	2,597
881	Advanced Medical Optics, Inc.†(a)	30,729
7,850	Aetna, Inc.	387,790
700	Affymetrix, Inc.†(a)	17,423
1,900	Akorn, Inc.†(a)	13,281
50	Align Technology, Inc.†	1,208
750	Alkermes, Inc.†	10,950
5,880	Allergan, Inc.(a)	338,923
1,200	Alliance Imaging, Inc.†	11,268
50	Alnylam Pharmaceuticals, Inc.†	760
700	Altus Pharmaceuticals, Inc.†	8,078
0	Amedisys, Inc.†	12
800	American Medical Systems Holdings, Inc.†(a)	14,432
2,600	AMERIGROUP Corp.†	61,880
3,740	AmerisourceBergen Corp.	185,018
18,252	Amgen, Inc.	1,009,153
50	AMN Healthcare Services, Inc.†	1,100
1,750	Amsurg Corp.†	42,245
1,950	Amylin Pharmaceuticals, Inc.†(a)	80,262
1,200	Angeion Corp.†	9,720
1,000	Anika Therapeutics, Inc.†	15,190
3,350	Applera Corp. - Applied Biosystems Group	102,309
600	Applera Corp. - Celera Group†	7,440
700	Arena Pharmaceuticals, Inc.†	7,693
1,800	Artes Medical, Inc.†(a)	14,364
800	Atherogenics, Inc.†(a)	1,712
1,200	Auxilium Pharmaceuticals, Inc.†	19,128

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30,2007 (Unaudited)

Shares		Value
Health Care (continued)
2,300	Bard (C.R.), Inc.	$190,049
2,375	Barr Pharmaceuticals, Inc.†	119,296
2,550	Bausch & Lomb, Inc.	177,072
9,963	Baxter International, Inc.	561,315
1,800	Beckman Coulter, Inc.	116,424
3,400	Becton Dickinson & Co.	253,300
6,055	Biogen Idec, Inc.†(a)	323,942
600	BioMarin Pharmaceuticals, Inc.†(a)	10,764
3,050	Biomet, Inc.	139,446
22,139	Boston Scientific Corp.†	339,612
31,500	Bristol-Myers Squibb Co.	994,140
100	Brookdale Senior Living, Inc.(a)	4,557
1,200	Bruker BioSciences Corp.†	10,812
1,800	BSD Medical Corp.†(a)	11,718
200	Candela Corp.†	2,316
1,200	Capital Senior Living Corp.†	11,304
1,750	Caraco Pharmaceutical Laboratories, Ltd.†	26,565
7,136	Cardinal Health, Inc.	504,087
6,200	Celgene Corp.(a)	355,446
1,600	Cephalon, Inc.†(a)	128,624
1,200	Cepheid, Inc.†	17,520
1,850	Cerner Corp.†(a)	102,620
994	Charles River Laboratories International, Inc.†	51,310
5,100	Cigna Corp.	266,322
1,800	Cleveland Biolabs, Inc.†(a)	19,728
700	Coley Pharmaceutical Group, Inc.†(a)	2,534
1,300	Community Health Systems, Inc.†	52,585
805	Cooper Cos., Inc. (The)	42,923
150	Covance, Inc.†	10,284
2,691	Coventry Health Care, Inc.†	155,136
1,850	Cross Country Healthcare, Inc.†	30,858
500	Cubist Pharmaceuticals, Inc.†	9,855
100	CuraGen Corp.†	197
700	CV Therapeutics, Inc.†(a)	9,247
700	Cynosure, Inc., Class A†	25,501
1,300	Cytyc Corp.†	56,043
3,050	Dade Behring Holdings, Inc.	162,016
2,250	DaVita, Inc.†(a)	121,230
1,800	Dendreon Corp.†(a)	12,744
4,050	Dentsply International, Inc.	154,953
700	Dialysis Corp. of America†	7,245
100	Dyax Corp.†	419
2,550	Edwards Lifesciences Corp.†	125,817
16,270	Eli Lilly & Co.	909,168
1,750	Emergent Biosolutions, Inc.†	18,025
1,800	Emeritus Corp.†	55,764
600	Encysive Pharmaceuticals, Inc.†(a)	1,068
3,850	Endo Pharmaceuticals Holdings, Inc.†	131,786
300	eResearch Technology, Inc.†	2,853
700	ev3, Inc.†(a)	11,816
400	Exelixis, Inc.†	4,840
4,800	Express Scripts, Inc.†	240,048
200	Five Star Quality Care, Inc.†	1,596
5,150	Forest Laboratories, Inc.†	235,098
1,750	FoxHollow Technologies, Inc.†	37,170
6,800	Genentech, Inc.	514,488
50	Gen-Probe, Inc.†	3,021
50	Gentiva Health Services, Inc.†	1,003
3,655	Genzyme Corp.†	235,382
14,100	Gilead Sciences, Inc.	546,657
1,750	Greatbatch, Inc.†	56,700
1,750	GTx, Inc.†	28,332
1,800	Halozyme Therapeutics, Inc.†(a)	16,614
2,100	Hanger Orthopedic Group, Inc.†	22,680

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30,2007 (Unaudited)

Shares		Value
Health Care (continued)
3,550	Health Management Associates, Inc., Class A	$40,328
2,200	Health Net, Inc.†	116,160
1,150	Healthsouth Corp.†(a)	20,826
2,100	Henry Schein, Inc.†	112,203
1,600	Hillenbrand Industries, Inc.	104,000
2,395	HLTH Corp.†	33,554
950	Hologic, Inc.†(a)	52,544
2,540	Hospira, Inc.†	99,162
3,850	Human Genome Sciences, Inc.†	34,342
2,900	Humana, Inc.†	176,639
300	Hythiam, Inc.†(a)	2,595
1,750	ICU Medical, Inc.†	75,145
1,300	Idenix Pharmaceuticals, Inc.†	7,670
944	Illumina, Inc.†(a)	38,317
1,600	ImClone Systems, Inc.†	56,576
200	Immtech Pharmaceuticals, Inc.†	1,618
380	Immucor, Inc.†	10,629
2,500	IMS Health, Inc.	80,325
1,800	Incyte Corp.†	10,800
1,200	Infinity Pharmaceuticals, Inc.†	13,056
50	InterMune, Inc.†(a)	1,297
200	IRIS International, Inc.†	3,368
1,200	Isis Pharmaceuticals, Inc.†(a)	11,616
46,360	Johnson & Johnson	2,856,703
2,400	Keryx Biopharmaceuticals, Inc.†	23,448
750	Kinetic Concepts, Inc.†	38,978
5,324	King Pharmaceuticals, Inc.†	108,929
2,400	Laboratory Corp. of America Holdings†	187,824
600	LHC Group, Inc.†(a)	15,720
565	LifePoint Hospitals, Inc.†	21,854
1,200	Ligand Pharmaceuticals, Inc., Class B(a)	8,256
2,000	Lincare Holdings, Inc.†	79,700
200	Luminex Corp.†	2,462
700	MannKind Corp.†(a)	8,631
400	Manor Care, Inc.	26,116
1,750	Martek Biosciences Corp.†(a)	45,448
50	Matria Healthcare, Inc.†	1,514
300	Maxygen, Inc.†	2,571
3,850	McKesson Corp.	229,614
1,400	Medarex, Inc.†(a)	20,006
1,750	Medcath Corp.†	55,650
5,499	Medco Health Solutions, Inc.†	428,867
300	Medicis Pharmaceutical Corp., Class A(a)	9,162
1,750	Medivation, Inc.†	35,753
19,068	Medtronic, Inc.	988,866
750	Mentor Corp.	30,510
33,983	Merck & Co., Inc.	1,692,353
200	Merge Technologies, Inc.†(a)	1,306
1,750	Meridian Bioscience, Inc.	37,905
1,350	MGI Pharma, Inc.†	30,200
800	Micrus Endovascular Corp.†	19,680
4,850	Millennium Pharmaceuticals, Inc.†	51,264
250	Millipore Corp.†(a)	18,773
1,750	Molina Healthcare, Inc.†	53,410
800	Momenta Pharmaceuticals, Inc.†(a)	8,064
4,450	Mylan Laboratories, Inc.	80,946
700	Nastech Pharmaceutical Co., Inc.†(a)	7,637
1,050	Nektar Therapeutics†	9,964
1,800	Neurocrine Biosciences, Inc.†	20,214
800	Nighthawk Radiology Holdings, Inc.†	14,440

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Health Care (continued)
1,200	Northstar Neuroscience, Inc.†	$13,956
1,750	NuVasive, Inc.†	47,268
1,800	NxStage Medical, Inc.†(a)	23,274
800	Odyssey HealthCare, Inc.†	9,488
2,050	Omnicare, Inc.(a)	73,923
1,750	Omnicell, Inc.†	36,365
1,800	Option Care, Inc.	27,720
1,750	Orexigen Therapeutics, Inc.†	26,285
50	OSI Pharmaceuticals, Inc.†(a)	1,810
50	Palomar Medical Technologies, Inc.†	1,736
2,150	Patterson Cos., Inc.†(a)	80,130
1,400	PDI, Inc.†	14,364
1,300	PDL BioPharma, Inc.†	30,290
500	Pediatrix Medical Group, Inc.†	27,575
1,517	PerkinElmer, Inc.	39,533
950	Perrigo Co.	18,601
114,311	Pfizer, Inc.	2,922,932
1,400	Pharmaceutical Product Development, Inc.	53,578
1,750	PharmaNet Development Group, Inc.†	55,790
700	Phase Forward, Inc.†	11,781
250	PRA International†	6,325
1,750	Progenics Pharmaceuticals, Inc.†(a)	37,748
200	Providence Service Corp. (The)†	5,344
500	PSS World Medical, Inc.	9,110
850	Psychiatric Solutions, Inc.†	30,821
2,900	Quest Diagnostics, Inc.	149,785
1,750	Radiation Therapy Services, Inc.†(a)	46,095
1,050	Regeneron Pharmaceuticals, Inc.†	18,816
1,000	Repros Therapeutics, Inc.†	12,500
800	Resmed, Inc.†(a)	33,008
1,000	Respironics, Inc.	42,590
200	Rigel Pharmaceuticals, Inc.†	1,782
800	Salix Pharmaceuticals, Ltd.†	9,840
1,800	Savient Pharmaceuticals, Inc.†	22,356
24,050	Schering-Plough Corp.	732,082
600	Sciele Pharma, Inc.†	14,136
200	Senomyx, Inc.†(a)	2,700
2,300	Sepracor, Inc.†	94,346
400	Sierra Health Services, Inc.†	16,632
50	Sirona Dental Systems, Inc.†(a)	1,892
1,200	Somaxon Pharmaceuticals, Inc.†	14,592
1,750	Span-America Medical Systems, Inc.	44,380
5,900	St. Jude Medical, Inc.†	244,791
650	STERIS Corp.	19,890
3,620	Stryker Corp.	228,386
1,800	Sun Healthcare Group, Inc.†	26,082
1,750	SurModics, Inc.†(a)	87,500
50	Tanox, Inc.†	970
900	Techne Corp.†	51,489
500	Telik, Inc.†(a)	1,690
9,276	Tenet Healthcare Corp.†	60,387
850	Theravance, Inc.†	27,200
1,200	Thermage, Inc.†	10,032
6,309	Thermo Fisher Scientific, Inc.†	326,301
50	Transcend Services, Inc.†	946
1,005	Triad Hospitals, Inc.†	54,029
1,750	Trizetto Group, Inc.†(a)	33,880
1,200	United American Healthcare Corp.†	5,016
200	United Therapeutics Corp.†(a)	12,752
20,812	UnitedHealth Group, Inc.	1,064,326

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Health Care (continued)
3,250	Valeant Pharmaceuticals International	$54,242
2,500	Varian Medical Systems, Inc.†	106,275
1,100	VCA Antech, Inc.†	41,459
100	Verenium Corp.†(a)	507
2,100	Vertex Pharmaceuticals, Inc.†	59,976
300	Viropharma, Inc.†	4,140
1,200	Visicu, Inc.†	10,980
200	Vital Signs, Inc.	11,110
1,250	Warner Chilcott, Ltd., Class A†	22,612
700	Waters Corp.†	41,552
1,350	Watson Pharmaceuticals, Inc.†	43,916
9,741	WellPoint, Inc.	777,624
20,550	Wyeth	1,178,337
4,300	Zimmer Holdings, Inc.†	365,027
700	Zymogenetics, Inc.†(a)	10,227

		30,808,414

Industrials — 12.0%
10,450	3M Co.(a)	906,955
50	AAON, Inc.	1,592
273	ACCO Brands Corp.(a)	6,293
800	Accuride Corp.†	12,328
2,120	Actuant Corp., Class A	133,687
100	Acuity Brands, Inc.	6,028
1,800	AeroCentury Corp.†	27,720
850	AGCO Corp.(a)	36,898
700	Airtran Holdings, Inc.†(a)	7,644
350	Alexander & Baldwin, Inc.	18,588
150	Alliant Techsystems, Inc.†	14,872
6,150	Allied Waste Industries, Inc.†	82,779
50	Amerco, Inc.†(a)	3,775
50	American Railcar Industries, Inc.	1,950
300	American Science & Engineering, Inc.†(a)	17,055
2,300	American Standard Cos., Inc.	135,654
50	American Superconductor Corp.†	966
1,750	American Woodmark Corp.	60,550
50	Ameron International Corp.	4,510
1,050	Ametek, Inc.	41,664
3,650	AMR Corp.†(a)	96,178
1,750	Amrep Corp.(a)	83,212
200	Angelica Corp.	4,216
1,750	Apogee Enterprises, Inc.	48,685
200	Applied Signal Technology, Inc.	3,122
1,750	Ascent Solar Technologies, Inc.†(a)	14,822
400	Astec Industries, Inc.†	16,888
1,750	Atlas Air Worldwide Holdings, Inc.†	103,145
2,400	Avery Dennison Corp.	159,552
1,192	Avis Budget Group, Inc.†	33,889
200	Axsys Technologies, Inc.†	4,278
1,750	AZZ, Inc.†	58,888
200	Baker (Michael) Corp.†	7,430
2,000	Basin Water, Inc.†(a)	17,400
1,350	BE Aerospace, Inc.†	55,755
50	Beacon Roofing Supply, Inc.†(a)	850
2,500	Belden CDT, Inc.	138,375
1,600	Blount International, Inc.†	20,928
1,000	BlueLinx Holdings, Inc.	10,490
10,650	Boeing Co.	1,024,104
1,850	Bowne & Co., Inc.	36,094
2,550	Brady Corp., Class A(a)	94,707
650	Briggs & Stratton Corp.	20,514
450	Brink’s Co. (The)	27,850
600	BTU International, Inc.†	8,274

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
750	Builders FirstSource, Inc.†	$12,045
7,590	Burlington Northern Santa Fe Corp.	646,213
200	C&D Technologies, Inc.†(a)	1,120
3,100	C.H. Robinson Worldwide, Inc.	162,812
1,800	Carlisle Cos., Inc.	83,718
1,750	Cascade Corp.	137,270
200	Casella Waste Systems, Inc., Class A†	2,156
10,150	Caterpillar, Inc.	794,745
1,900	CBIZ, Inc.†	13,965
400	CDI Corp.	12,880
1,800	Ceco Environmental Corp.†	20,664
50	Chart Industries, Inc.†	1,422
1,986	ChoicePoint, Inc.†	84,306
4,032	Cintas Corp.	158,982
50	CIRCOR International, Inc.	2,022
400	Clarcor, Inc.	14,972
1,850	Clean Harbors, Inc.†	91,427
1,750	Coleman Cable, Inc.†	45,255
400	Columbus McKinnon Corp.†	12,880
800	Comfort Systems USA, Inc.	11,344
400	Commercial Vehicle Group, Inc.†	7,452
200	Competitive Technologies, Inc.†	516
50	COMSYS IT Partners, Inc.†	1,140
1,750	Consolidated Graphics, Inc†	121,240
700	Continental Airlines, Inc., Class B†	23,709
2,450	Con-way, Inc.	123,088
3,000	Cooper Industries, Ltd., Class A	171,270
700	Copart, Inc.†	21,413
200	Cornell Cos., Inc.†	4,912
1,850	Corrections Corp. of America	116,754
950	Covanta Holding Corp.†	23,418
200	Covenant Transport, Inc., Class A†	2,280
50	CRA International, Inc.†	2,410
300	Crane Co.	13,635
7,650	CSX Corp.	344,862
2,000	Cummins, Inc.	202,420
300	Curtiss-Wright Corp.	13,983
3,468	Danaher Corp.	261,834
5,350	Deere & Co.	645,959
3,500	Delta Air Lines, Inc.†	68,950
850	Deluxe Corp.	34,518
1,800	Diamond Management & Technology Consultants, Inc.	23,760
1,800	Document Security Systems, Inc.†(a)	24,822
900	Donaldson Co., Inc.	31,995
3,650	Dover Corp.	186,698
478	DRS Technologies, Inc.	27,375
100	Dun & Bradstreet Corp.	10,298
400	Dynamic Materials Corp.(a)	15,000
1,200	Eagle Bulk Shipping, Inc.(a)	26,892
2,900	Eaton Corp.	269,700
12,300	Emerson Electric Co.	575,640
800	Empire Resources, Inc.	7,720
50	Encore Wire Corp.	1,472
1,750	EnerSys†	32,025
50	Ennis, Inc.	1,176
50	EnPro Industries, Inc.†	2,140
2,550	Equifax, Inc.	113,271
2,500	Evergreen Solar, Inc.†(a)	23,250
1,750	Excel Maritime Carriers, Ltd.	44,065
3,600	Expeditors International Washington, Inc.	148,680
400	Exponent, Inc.†	8,948
700	ExpressJet Holdings, Inc.†	4,186
3,850	Fastenal Co.(a)	161,161
800	Federal Signal Corp.	12,688

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
4,882	FedEx Corp.	$541,756
50	First Advantage Corp., Class A†	1,150
800	Flanders Corp.†(a)	6,160
700	Flow International Corp.†	8,820
500	Flowserve Corp.	35,800
2,000	Fluor Corp.	222,740
1,800	Force Protection, Inc.†(a)	37,152
300	Foster Wheeler, Ltd.†	32,097
50	Franklin Electric Co., Inc.(a)	2,359
1,850	Freightcar America, Inc.	88,504
1,200	Frontier Airlines Holdings, Inc.†	6,720
200	Frozen Food Express Industries	2,028
600	FuelCell Energy, Inc.†(a)	4,752
50	G&K Services, Inc., Class A	1,976
2,550	Gardner Denver, Inc.†	108,502
200	GATX Corp.	9,850
300	Gehl Co.†	9,108
1,750	Genco Shipping & Trading, Ltd.	72,205
1,800	GenCorp., Inc.†	23,526
100	General Cable Corp.(a)	7,575
4,740	General Dynamics Corp.	370,763
164,196	General Electric Co.	6,285,423
1,750	Gibraltar Industries, Inc.	38,762
100	Global Power Equipment Group, Inc.†	197
1,750	Goodman Global, Inc.†	38,885
2,100	Goodrich Corp.	125,076
1,750	Gorman-Rupp Co. (The)	55,755
1,787	Graco, Inc.	71,980
1,350	GrafTech International, Ltd.†	22,734
50	Greenbrier Cos., Inc.	1,511
50	Griffon Corp.	1,089
1,850	H&E Equipment Services, Inc.†	51,319
50	Hardinge, Inc.	1,701
1,800	Harsco Corp.	93,600
250	Healthcare Services Group	7,375
533	Heartland Express, Inc.	8,688
150	Heidrick & Struggles International, Inc.†	7,686
200	Herley Industries, Inc.†	3,274
2,650	Herman Miller, Inc.	83,740
1,450	Hertz Global Holdings, Inc.†(a)	38,526
2,350	Hexcel Corp.†	49,514
2,000	Hi-Shear Technology Corp.	21,100
10,875	Honeywell International, Inc.(a)	612,045
550	Horizon Lines, Inc., Class A	18,018
400	Hubbell, Inc., Class B	21,688
1,950	Hudson Highland Group, Inc.†	41,710
400	Hurco Cos., Inc.†	19,992
100	Huron Consulting Group, Inc.†(a)	7,301
675	IDEX Corp.	26,014
2,250	IHS, Inc., Class A†	103,500
50	II-VI, Inc.†	1,358
2,550	IKON Office Solutions, Inc.	39,806
6,966	Illinois Tool Works, Inc.(a)	377,488
650	Imperial Industries, Inc.†	7,475
1,750	Industrial Services of America, Inc.	24,535
4,550	Ingersoll-Rand Co., Ltd., Class A	249,431
100	Innovative Solutions & Support, Inc.†	2,322
1,750	Insituform Technologies, Inc., Class A†	38,168
1,750	Integrated Electrical Services, Inc.†	57,698
1,750	Interline Brands, Inc.†	45,640

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
50	International Shipholding Corp.†	$1,007
1,750	Interpool, Inc.	47,075
1,000	Intersections, Inc.†	10,000
200	Ionatron, Inc.†	780
2,500	ITT Corp.	170,700
1,550	J.B. Hunt Transport Services, Inc.	45,446
1,800	Jacobs Engineering Group, Inc.†	103,518
4,425	JetBlue Airways Corp.†(a)	51,994
1,775	Joy Global, Inc.	103,536
50	Kadant, Inc.†	1,560
2,923	Kansas City Southern†	109,729
2,650	KBR, Inc.†	69,510
400	Kelly Services, Inc., Class A	10,984
200	Kenexa Corp.†	7,542
500	Kennametal, Inc.	41,015
1,750	Kforce, Inc.†	27,965
950	Kirby Corp.†	36,470
387	Knight Transportation, Inc.(a)	7,500
7,500	Kreisler Manufacturing Corp.†	116,400
2,300	L-3 Communications Holdings, Inc.(a)	223,997
600	LaBarge, Inc.†	7,374
1,750	Ladish Co., Inc.†	75,250
700	Laidlaw International, Inc.	24,185
850	Landstar System, Inc.	41,012
1,750	Layne Christensen Co.†	71,662
1,000	Learning Tree International, Inc.†	13,100
100	LECG Corp.†	1,511
650	Lennox International, Inc.	22,250
1,950	Lindsay Manufacturing Co.(a)	86,366
1,200	LMI Aerospace, Inc.†	29,148
5,650	Lockheed Martin Corp.	531,834
200	LSI Industries, Inc.	3,580
200	Macquarie Infrastructure Co. LLC	8,296
700	Manitowoc Co., Inc. (The)	56,266
603	Manpower, Inc.	55,621
100	Marten Transport, Ltd.	1,801
6,400	Masco Corp.(a)	182,208
3,625	McDermott International, Inc.†	301,310
1,750	McGrath Rentcorp	58,958
700	Meadow Valley Corp.†	9,849
1,800	Medis Technologies, Ltd.†(a)	26,442
2,400	Mesa Air Group, Inc.†	15,864
1,750	Metalico, Inc.†	13,912
1,300	MFRI, Inc.†	36,387
1,200	Midwest Air Group, Inc.†(a)	18,024
3,650	Monster Worldwide, Inc.†(a)	150,015
300	MSC Industrial Direct Co., Class A	16,500
1,650	Mueller Water Products, Inc., Class A(a)	28,149
350	Navistar International Corp.†	23,100
5,550	Norfolk Southern Corp.	291,763
1,500	North American Galvanizing & Coating, Inc.†(a)	12,870
5,650	Northrop Grumman Corp.	439,966
200	On Assignment, Inc.†	2,144
100	Orbital Sciences Corp.†	2,101
800	Oshkosh Truck Corp.	50,336
2,950	Owens Corning, Inc.†	99,208
4,337	Paccar, Inc.	377,492
2,050	Pall Corp.	94,280
2,729	Parker Hannifin Corp.	267,196
1,300	Pentair, Inc.	50,141
1,800	PeopleSupport, Inc.†	20,430
623	PHH Corp.†	19,444
600	Pike Electric Corp.†	13,428
600	Pinnacle Airlines Corp.†	11,250
3,800	Pitney Bowes, Inc.	177,916
800	Portec Rail Products, Inc.	9,672

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
1,300	Power-One, Inc.†	$5,174
1,900	Precision Castparts Corp.	230,584
1,220	PRG-Schultz International, Inc.†(a)	19,398
2,450	Quanta Services, Inc.†	75,142
100	Quipp, Inc.	750
3,500	R.R. Donnelley & Sons Co.	152,285
6,550	Raytheon Co.	352,979
1,750	RBC Bearings, Inc.†	72,188
700	Republic Airways Holdings, Inc.†	14,245
2,850	Republic Services, Inc.	87,324
200	Resources Connection, Inc.†	6,636
50	Robbins & Myers, Inc.	2,656
3,200	Robert Half International, Inc.	116,800
2,500	Rockwell Automation, Inc.(a)	173,600
2,800	Rockwell Collins, Inc.	197,792
1,750	Rollins, Inc.	39,848
3,150	Roper Industries, Inc.	179,865
50	Rush Enterprises, Inc., Class A†	1,086
1,700	Ryder System, Inc.	91,460
50	Saia, Inc.†	1,363
400	Shaw Group, Inc. (The)†	18,516
1,200	Simclar, Inc.†(a)	7,356
50	Simpson Manufacturing Co., Inc.	1,687
1,300	SIRVA, Inc.†	2,574
150	SkyWest, Inc.	3,574
300	Smith (A.O.) Corp.	11,967
11,593	Southwest Airlines Co.(a)	172,852
2,100	Spherion Corp.†	19,719
1,400	Spire Corp.†	13,314
1,700	Spirit Aerosystems Holdings, Inc., Class A†	61,285
1,784	SPX Corp.	156,653
50	Standard Parking Corp.†	1,756
1,950	Standard Register Co. (The)	22,230
50	Standex International Corp.	1,422
300	Steelcase, Inc., Class A	5,550
1,750	Stericycle, Inc.	77,805
50	Sun Hydraulics, Inc.	2,462
50	Superior Essex, Inc.†	1,867
200	Sypris Solutions, Inc.	1,604
550	Taleo Corp., Class A†	12,392
1,200	Taser International, Inc.†(a)	16,752
1,800	Tecumseh Products Co., Class A†	28,278
50	Tennant Co.	1,825
1,900	Terex Corp.†	154,470
2,443	Tetra Tech, Inc.†	52,647
2,500	Textron, Inc.	275,275
250	Thomas & Betts Corp.†	14,500
1,200	Thomas Group, Inc.	12,612
800	Timken Co.(a)	28,888
250	Titan International, Inc.	7,902
300	Toro Co.	17,667
200	TRC Cos., Inc.†	2,966
50	Tredegar Corp.	1,065
400	Trex Co., Inc.(a)	7,852
2,100	Trinity Industries, Inc.	91,434
5,500	TRM Corp.†	8,030
800	TurboChef Technologies, Inc.†(a)	11,136
30,950	Tyco International, Ltd.	1,045,800
800	UAL Corp.†(a)	32,472
300	Ultralife Batteries, Inc.†	3,156
3,800	Union Pacific Corp.	437,570
200	United Industrial Corp.(a)	11,996
9,850	United Parcel Service, Inc., Class B(a)	719,050
600	United Rentals, Inc.†	19,524
150	United Stationers, Inc.	9,996
15,544	United Technologies Corp.	1,102,536

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Industrials (continued)
850	URS Corp.†	$41,268
191	US Airways Group, Inc.†	5,782
1,800	US Home Systems, Inc.†	17,910
500	USG Corp.†(a)	24,520
1,800	UTEK Corp.(a)	25,740
900	UTi Worldwide, Inc.	24,111
100	Viad Corp.	4,217
700	Vicor Corp.	9,261
450	Volt Information Sciences, Inc.†	8,298
500	W.W. Grainger, Inc.(a)	46,525
50	Wabash National Corp.	731
300	Wabtec Corp.	10,959
300	Walter Industries, Inc.	8,688
1,575	Waste Connections, Inc.†	47,628
8,850	Waste Management, Inc.	345,592
250	Werner Enterprises, Inc.	5,038
1,750	Williams Scotsman International, Inc.†	41,668
2,600	Xerium Technologies, Inc.	19,812
950	YRC Worldwide, Inc.†(a)	34,960

		32,467,950

Information Technology — 15.7%
1,800	24/7 Real Media, Inc.†	21,114
1,800	Acacia Research-Acacia Technologies†	29,088
9,200	Accenture, Ltd., Class A	394,588
800	Access Integrated Technologies, Inc., Class A†(a)	6,472
200	Actel Corp.†	2,782
4,594	Activision, Inc.†	85,770
2,850	Acxiom Corp.	75,382
1,681	ADC Telecommunications, Inc.†	30,813
9,959	Adobe Systems, Inc.	399,854
700	Adtran, Inc.	18,179
800	Advanced Analogic Technologies, Inc.†	7,760
8,000	Advanced Micro Devices, Inc.†(a)	114,400
50	Advent Software, Inc.†(a)	1,628
700	Aeroflex, Inc.	9,919
2,200	Affiliated Computer Services, Inc., Class A	124,784
100	Agile Software Corp.†	806
6,646	Agilent Technologies, Inc.†	255,472
500	Agilysys, Inc.	11,250
2,259	Akamai Technologies, Inc.	109,878
650	Alliance Data Systems Corp.†	50,232
5,500	Altera Corp.(a)	121,715
200	American Technology Corp.†	754
800	AMIS Holdings, Inc.†	10,016
3,450	Amkor Technology, Inc.†	54,338
3,400	Amphenol Corp., Class A	121,210
1,800	Anadigics, Inc.†(a)	24,822
4,900	Analog Devices, Inc.	184,436
200	Anaren, Inc.†	3,522
1,750	Andrew Corp.†	25,270
1,750	Ansoft Corp.†	51,608
1,300	Answers Corp.†(a)	16,055
1,750	Ansys, Inc.†	46,375
13,000	Apple, Inc.	1,586,520
21,108	Applied Materials, Inc.(a)	419,416
200	Aptimus, Inc.†	1,358
450	aQuantive, Inc.†	28,710
1,200	Ariba, Inc.†	11,892
1,200	Arris Group, Inc.†(a)	21,108
2,750	Arrow Electronics, Inc.†	105,682
1,200	Aspen Technology, Inc.†	16,800
700	Astea International, Inc.†	4,235
400	Atheros Communications, Inc.†	12,336
7,100	Atmel Corp.†	39,476

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
3,800	Autodesk, Inc.†	$178,904
9,600	Automatic Data Processing, Inc.	465,312
6,390	Avaya, Inc.†	107,608
1,800	Avici Systems, Inc.	13,500
3,100	Avnet, Inc.†(a)	122,884
350	Avocent Corp.†	10,153
1,389	Axcelis Technologies, Inc.†	9,015
300	Bankrate, Inc.†(a)	14,376
6,300	BEA Systems, Inc.†	86,247
3,200	BearingPoint, Inc.†(a)	23,392
300	Bel Fuse, Inc., Class B	10,209
200	Bell Microproducts, Inc.†	1,304
2,650	Benchmark Electronics, Inc.	59,943
1,750	BigBand Networks, Inc.†	22,942
2,000	BISYS Group, Inc. (The)†	23,660
1,200	Bitstream, Inc., Class A†	8,292
200	Blue Coat Systems, Inc.†	9,904
3,017	BMC Software, Inc.†	91,415
1,200	Brightpoint, Inc.†	16,548
6,815	Broadcom Corp., Class A†	199,339
4,650	Broadridge Financial Solutions, Inc.	88,908
7,950	Brocade Communications Systems, Inc.†	62,169
706	Brooks Automation, Inc.†	12,814
5,972	CA, Inc.	154,257
1,750	Cabot Microelectronics Corp.†	62,108
5,177	Cadence Design Systems, Inc.†	113,687
1,800	Callidus Software, Inc.†	14,580
550	Carrier Access Corp.†	2,580
800	Cascade Microtech, Inc.†	9,592
2,000	Catapult Communications Corp.†	19,840
1,750	Cavium Networks, Inc.†	39,585
1,800	C-COR, Inc.†	25,308
1,580	CDW Corp.†	134,253
2,250	Ceridian Corp.†	78,750
900	CheckFree Corp.†	36,180
2,000	Ciber, Inc.†	16,360
1,897	Ciena Corp.†	68,539
2,500	Cirrus Logic, Inc.†	20,750
97,873	Cisco Systems, Inc.	2,725,763
2,600	Citrix Systems, Inc.†	87,542
2,287	CNET Networks, Inc.†	18,731
800	Cogent, Inc.†	11,752
2,600	Cognizant Technology Solutions Corp., Class A†	195,234
650	CommScope, Inc.(a)	37,928
3,280	Computer Sciences Corp.†	194,012
7,000	Compuware Corp.†	83,020
100	Comtech Telecommunications Corp.†	4,642
1,750	Concur Technologies, Inc.†	39,988
1,500	Convergys Corp.†	36,360
25,469	Corning, Inc.†	650,733
50	Covansys Corp.†	1,696
1,200	Cray, Inc.†	9,156
700	Cree, Inc.†(a)	18,095
150	CSG Systems International, Inc.†	3,976
200	CTS Corp.	2,532
1,700	Cypress Semiconductor Corp.†(a)	39,593
1,750	Daktronics, Inc.	37,590
1,200	Datalink Corp.†	8,064
31,800	Dell, Inc.†	907,890
1,850	Diebold, Inc.	96,570
1,200	Digi International, Inc.†	17,688
1,750	Diodes, Inc.†(a)	73,098
1,200	Ditech Networks, Inc.†	9,828
100	DST Systems, Inc.†	7,921
200	DTS, Inc.†	4,354
800	Eagle Test Systems, Inc.†	12,848

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
621	Earthlink, Inc.†	$4,639
16,550	eBay, Inc.†	532,579
150	Echelon Corp.†(a)	2,344
1,950	eCollege.com, Inc.†	43,388
200	EFJ, Inc.†	1,078
380	eFunds Corp.†	13,410
5,400	Electronic Arts, Inc.†	255,528
1,800	Electronic Clearing House, Inc.†	25,200
7,700	Electronic Data Systems Corp.	213,521
450	Electronics for Imaging	12,699
34,379	EMC Corp.	622,260
800	Emcore Corp.†(a)	4,360
550	Emulex Corp.†	12,012
1,800	En Pointe Technologies, Inc.†	7,182
600	EndWave Corp.†	6,858
1,936	Entegris, Inc.†	23,000
1,500	Epicor Software Corp.†	22,305
2,925	EPIQ Systems, Inc.†	47,268
1,200	eSpeed, Inc., Class A†(a)	10,368
300	Exar Corp.†	4,020
800	Extreme Networks†	3,240
450	F5 Networks, Inc.†	36,270
450	Factset Research Systems, Inc.	30,758
144	Fair Isaac Corp.	5,777
3,350	Fairchild Semiconductor International, Inc.†	64,722
1,900	FalconStor Software, Inc.†	20,045
200	FARO Technologies, Inc.†	6,372
4,193	Fidelity National Information Services, Inc.	227,596
11,929	First Data Corp.(a)	389,720
3,428	Fiserv, Inc.†	194,710
750	Flir Systems, Inc.†	34,687
350	Formfactor, Inc.†	13,405
1,950	Forrester Research, Inc.†	54,853
3,800	Foundry Networks, Inc.†	63,308
400	Gartner, Inc.†	9,836
800	Genesis Microchip, Inc.†	7,488
1,750	Gevity HR, Inc.	33,828
550	Global Cash Access Holdings, Inc.†	8,811
850	Global Payments, Inc.	33,702
1,800	Globecomm Systems, Inc.†	26,316
3,200	Google, Inc., Class A(a)	1,674,816
1,400	Harmonic, Inc.†	12,418
1,900	Harris Corp.(a)	103,645
1,750	Harris Stratex Networks, Inc., Class A†	31,465
50	Heartland Payment Systems, Inc.(a)	1,466
1,270	Hewitt Associates, Inc., Class A†	40,640
43,577	Hewlett-Packard Co.	1,944,406
350	Hittite Microwave Corp.†	14,956
100	Hutchinson Technology, Inc.†	1,881
2,100	Hypercom Corp.†	12,411
200	ID Systems, Inc.†(a)	2,574
550	Ikanos Communications, Inc.†	4,186
200	Imergent, Inc.(a)	4,892
650	Informatica Corp.†	9,600
50	Infospace, Inc.	1,160
1,500	infoUSA, Inc.	15,330
2,300	Ingram Micro, Inc., Class A†	49,933
3,260	Integrated Device Technology, Inc.†	49,780
93,016	Intel Corp.	2,210,060
150	Interactive Intelligence, Inc.†	3,090
300	Interdigital Communications Corp.†	9,651
200	Intermec, Inc.†(a)	5,062

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
271	Internap Network Services Corp.†	$3,908
24,120	International Business Machines Corp.	2,538,630
2,850	International Rectifier Corp.†	106,191
1,200	Internet Capital Group, Inc.†	14,880
1,200	Interphase Corp.†	13,464
3,850	Intersil Corp., Class A	121,121
300	Inter-Tel, Inc.	7,179
1,900	Interwoven, Inc.†	26,676
5,700	Intuit, Inc.†	171,456
1,750	IPG Photonics Corp.†	34,912
4,625	Iron Mountain, Inc.†	120,851
1,800	Isilon Systems, Inc.†(a)	27,756
1,500	Ixia†	13,890
1,400	IXYS Corp.†(a)	11,690
2,450	j2 Global Communications, Inc.†	85,505
3,000	Jabil Circuit, Inc.	66,210
1,450	Jack Henry & Associates, Inc.	37,338
50	JDA Software Group, Inc.†	982
3,478	JDS Uniphase Corp.†(a)	46,710
8,690	Juniper Networks, Inc.†(a)	218,727
400	Jupitermedia Corp.†	2,912
200	Keithley Instruments, Inc.	2,510
1,400	Kemet Corp.†	9,870
1,200	KEY Tronic Corp.†	6,120
200	Keynote Systems, Inc.†	3,280
3,300	KLA-Tencor Corp.	181,335
300	Komag, Inc.†	9,567
500	Kulicke & Soffa Industries, Inc.†	5,235
1,873	L-1 Identity Solutions, Inc.†(a)	38,303
2,400	Lam Research Corp.†(a)	123,360
1,200	LaserCard Corp.†	13,104
1,300	Lattice Semiconductor Corp.†	7,436
2,350	Lawson Software, Inc.†(a)	23,242
800	Leadis Technologies, Inc.†	2,808
200	LeCroy Corp.†	1,944
1,850	Lexmark International, Inc., Class A†	91,224
4,800	Linear Technology Corp.	173,664
50	Liquidity Services, Inc.†	939
293	Local.com Corp.†	2,030
200	LoJack Corp.†	4,458
1,200	LoopNet, Inc.†	27,996
11,760	LSI Corp.†(a)	88,318
1,200	Lumera Corp.†(a)	5,352
200	Macrovision Corp.†	6,012
350	Magma Design Automation, Inc.†	4,914
200	Majesco Entertainment Co.†	300
700	MakeMusic, Inc.†	4,270
1,750	Manhattan Associates, Inc.†	48,842
300	Mantech International Corp., Class A†	9,249
1,800	Marchex, Inc., Class B(a)	29,376
7,100	Marvell Technology Group, Ltd.†(a)	129,291
1,000	Mastec, Inc.†	15,820
1,850	Mastercard, Inc., Class A(a)	306,860
1,000	Mattson Technology, Inc.†	9,700
5,490	Maxim Integrated Products, Inc.	183,421
2,550	McAfee, Inc.†	89,760
200	Measurement Specialties, Inc.†	4,736
2,550	MEMC Electronic Materials, Inc.	155,856
950	Mentor Graphics Corp.†	12,512
200	Mercury Computer Systems, Inc.†	2,440
1,600	Merix Corp.†	12,624
200	Methode Electronics, Inc.	3,130
700	Micrel, Inc.	8,904
3,512	Microchip Technology, Inc.	130,084

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
11,827	Micron Technology, Inc.†(a)	$148,192
2,000	Micronetics, Inc.†	18,320
650	Microsemi Corp.†(a)	15,568
140,140	Microsoft Corp	4,129,926
1,500	Midway Games, Inc.†(a)	9,540
1,800	MIPS Technologies, Inc.†	15,822
200	Mobility Electronics, Inc.†(a)	754
200	Moldflow Corp.†	4,396
2,275	Molex, Inc.	68,273
1,100	MoneyGram International, Inc.	30,745
600	Monolithic Power Systems, Inc.†	10,470
1,200	MoSys, Inc.†	10,500
38,641	Motorola, Inc.(a)	683,946
1,750	MPS Group, Inc.†	23,398
1,800	MSC.Software Corp.†	24,372
50	MTS Systems Corp.	2,234
1,460	Multi-Fineline Electronix, Inc.†	25,054
800	Nanometrics, Inc.†	5,488
1,500	Napco Security Systems, Inc.†	9,450
175	National Instruments Corp.	5,700
5,700	National Semiconductor Corp.(a)	161,139
1,800	Navisite, Inc.†	13,680
967	NAVTEQ Corp.†	40,943
2,600	NCR Corp.†	136,604
700	Neomagic Corp†	2,366
200	Neoware, Inc.†	2,708
1,800	NetList, Inc.†	6,300
800	Netscout Systems, Inc.†	6,936
5,700	Network Appliance, Inc.†	166,440
1,800	Network Equipment Technologies, Inc.†	17,172
1,800	Newport Corp.†	27,864
200	NMS Communications Corp.†	344
50	Novatel Wireless, Inc.†	1,301
5,634	Novell, Inc.†	43,889
2,723	Novellus Systems, Inc.†(a)	77,252
2,350	Nuance Communications, Inc.†	39,316
100	NVE Corp.†	3,520
6,400	NVIDIA Corp.†(a)	264,384
1,200	Occam Networks, Inc.†	11,976
1,200	Omniture, Inc.†(a)	27,504
500	Omnivision Technologies, Inc.†(a)	9,055
7,450	ON Semiconductor Corp.†	79,864
200	Online Resources Corp.†	2,196
1,411	Openwave Systems, Inc.	8,833
200	Opnet Technologies, Inc.†	2,302
1,750	OpNext, Inc.†	23,170
1,300	Opsware, Inc.†	12,363
1,300	Optelecom-NKF, Inc.†(a)	9,477
62,830	Oracle Corp.	1,238,379
200	OSI Systems, Inc.†	5,470
200	Overland Storage, Inc.†	520
1,750	OYO Geospace Corp.†	129,832
1,380	Palm, Inc.†(a)	22,094
700	PAR Technology Corp.†	5,957
1,240	Parametric Technology Corp.†	26,796
800	Parkervision, Inc.†(a)	9,560
6,000	Paychex, Inc.	234,720
1,750	Pegasystems, Inc.	19,128
1,750	Perficient, Inc.†	36,225
200	Pericom Semiconductor Corp.†	2,232
650	Perot Systems Corp., Class A†	11,076
41	PFSweb, Inc.†	34
200	Phoenix Technologies, Ltd.†	1,686
100	Photon Dynamics, Inc.†	1,090
1,200	Photronics, Inc.†	17,856
100	Pixelworks, Inc.†	147

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
200	Planar Systems, Inc.†	$1,498
350	Plantronics, Inc.	9,177
200	PLATO Learning, Inc.†	920
350	Plexus Corp.†	8,046
200	PLX Technology, Inc.†	2,232
6,900	PMC - Sierra, Inc.†	53,337
950	Polycom, Inc.†(a)	31,920
1,100	Power Integrations, Inc.†	28,820
980	Powerwave Technologies, Inc.†(a)	6,566
2,000	QAD, Inc.	16,600
2,550	QLogic Corp.†	42,457
25,950	QUALCOMM, Inc.	1,125,970
50	Quality Systems, Inc.	1,898
1,800	Rackable Systems, Inc.†	22,248
600	Radiant Systems, Inc.†	7,944
1,800	Radyne Corp.†	19,206
1,600	Rambus, Inc.†	28,768
2,126	RealNetworks, Inc.†	17,369
2,490	Red Hat, Inc.†	55,477
1,200	Relm Wireless Corp.†	6,240
89	REMEC, Inc.	135
1,200	Renaissance Learning, Inc.(a)	15,780
3,100	RF Micro Devices, Inc.†(a)	19,344
1,200	RightNow Technologies, Inc.†	19,692
50	Rogers Corp.†	1,850
440	Rudolph Technologies, Inc.†	7,308
2,000	S1 Corp.†	15,980
2,400	SAIC, Inc.†	43,368
700	Salesforce.com, Inc.†	30,002
2,700	SanDisk Corp.†(a)	132,138
3,776	Sanmina-SCI Corp.†	11,819
1,750	Sapient Corp.†	13,528
1,750	Scansource, Inc.†	55,982
8,009	Seagate Technology	174,356
2,100	Secure Computing Corp.†	15,939
200	Semitool, Inc.†	1,922
1,000	Semtech Corp.†(a)	17,330
1,900	Sento Corp.†	2,603
50	SI International, Inc.†	1,651
200	Sigmatel, Inc.†	580
1,500	Silicon Image, Inc.†	12,870
850	Silicon Laboratories, Inc.†	29,418
200	Silicon Storage Technology, Inc.†	746
1,750	Simulations Plus, Inc.†	16,065
700	Sirenza Microdevices, Inc.†	8,309
350	Sirf Technology Holdings, Inc.†	7,259
2,482	Skyworks Solutions, Inc.†	18,243
800	Smart Modular Technologies WWH, Inc.†	11,008
800	Smith Micro Software, Inc.†	12,048
7,618	Solectron Corp.†	28,034
1,750	Solera Holdings, Inc.†	33,915
1,800	Sonic Solutions, Inc.†	22,698
1,200	SonicWALL, Inc.†	10,308
3,400	Sonus Networks, Inc.†(a)	28,968
600	Spansion, Inc., Class A†	6,660
50	SPSS, Inc.†	2,207
200	SRA International, Inc., Class A†	5,052
300	Staktek Holdings, Inc.†	1,179
1,950	Standard Microsystems Corp.†	66,963
1,200	STEC, Inc.†	7,716
57,200	Sun Microsystems, Inc.	300,872
950	Sybase, Inc.†	22,696
550	SYKES Enterprises, Inc.†	10,444
14,833	Symantec Corp.†	299,627
100	Symmetricom, Inc.†	840
1,950	Synaptics, Inc.†	69,790
50	SYNNEX Corp.†	1,030
1,592	Synopsys, Inc.†	42,077

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Information Technology (continued)
1,750	Syntel, Inc.	$53,182
1,250	Take-Two Interactive Software, Inc.†(a)	24,962
950	Tech Data Corp.†	36,537
700	Tekelec†	10,094
550	Tektronix, Inc.	18,557
6,554	Tellabs, Inc.†	70,521
3,900	Teradyne, Inc.†	68,562
1,800	Terremark Worldwide, Inc.†(a)	11,610
400	Tessera Technologies, Inc.	16,220
23,272	Texas Instruments, Inc.(a)	875,725
300	THQ, Inc.†	9,156
3,400	TIBCO Software, Inc.†	30,770
200	TNS, Inc.	2,882
150	Transaction Systems Architects, Inc.†	5,049
2,000	Travelzoo, Inc.†(a)	53,180
2,650	Trident Microsystems, Inc.†	48,628
3,667	Trimble Navigation, Ltd.†	118,077
1,200	Trio-Tech International	23,940
700	TRX, Inc.†	2,345
1,000	TTM Technologies, Inc.†	13,000
1,600	Tyler Technologies, Inc.†	19,856
600	Ulticom, Inc.†	5,280
1,750	Ultimate Software Group, Inc.†	50,627
800	Unica Corp.†	13,200
5,620	Unisys Corp.†	51,367
700	United Online, Inc.	11,543
800	Utstarcom, Inc.†(a)	4,488
705	Valueclick, Inc.(a)	20,769
2,150	Varian Semiconductor Equipment Associates, Inc.†	86,129
50	Vasco Data Security International†	1,138
2,850	VeriFone Holdings, Inc.†	100,462
300	Verint Systems, Inc.†	9,390
3,916	VeriSign, Inc.†	124,255
1,200	Versant Corp.†	28,944
1,750	Viasat, Inc.†	56,175
1,800	Vicon Industries, Inc.†	18,396
550	Vignette Corp.†	10,538
800	Virage Logic Corp.†	5,872
2,806	Vishay Intertechnology, Inc.†	44,391
800	Visual Sciences, Inc.†	12,376
700	Vocus, Inc.†	17,577
400	Volterra Semiconductor Corp.†(a)	5,680
50	WebMD Health Corp., Class A†	2,353
100	Websense, Inc.†	2,125
800	Website Pros, Inc.†	7,536
3,000	Western Digital Corp.†	58,050
12,029	Western Union Co. (The)	250,564
2,500	Wind River Systems, Inc.†	27,500
1,800	Wireless Ronin Technologies, Inc.†	14,400
300	Wireless Xcessories Group†	1,050
700	WPCS International, Inc.†	9,086
750	Wright Express Corp.†	25,702
14,700	Xerox Corp.†	271,656
5,950	Xilinx, Inc.	159,282
1,800	X-Rite, Inc.	26,586
19,650	Yahoo!, Inc.†	533,104
2,725	Zebra Technologies Corp., Class A†	105,566
1,600	Zygo Corp.†	22,864

		42,481,469

Materials — 3.6%
3,850	Air Products & Chemicals, Inc.	309,424
1,020	Airgas, Inc.	48,858
1,050	AK Steel Holding Corp.(a)	39,238

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Materials (continued)
1,000	Albemarle Corp.	$38,530
13,648	Alcoa, Inc.	553,153
3,350	Allegheny Technologies, Inc.	351,348
600	American Vanguard Corp.	8,592
2,750	Aptargroup, Inc.	97,790
50	Arch Chemicals, Inc.	1,757
50	Ashland, Inc.	3,198
1,700	Ball Corp.(a)	90,389
1,350	Bemis Co., Inc.	44,793
550	Bowater, Inc.(a)	13,722
2,000	Brush Engineered Materials, Inc.†(a)	83,980
1,800	Buckeye Technologies, Inc.†	27,846
100	Cabot Corp.	4,768
500	Castle (A.M.) & Co.	17,955
2,000	Celanese Corp., Class A	77,560
1,200	CF Industries Holdings, Inc.	71,868
5,645	Chemtura Corp.	62,716
200	Cleveland-Cliffs, Inc.(a)	15,534
2,600	Commercial Metals Co.	87,802
3,400	Core Molding Technologies, Inc.†	24,310
3,300	Crown Holdings, Inc.†	82,401
1,850	Deltic Timber Corp.	101,417
9,250	Domtar Corp.†	103,230
15,811	Dow Chemical Co. (The)	699,162
15,000	du Pont (E.I.) de Nemours & Co.(a)	762,600
1,200	Eagle Materials, Inc.(a)	58,860
1,900	Eastman Chemical Co.	122,227
3,200	Ecolab, Inc.	136,640
1,250	Florida Rock Industries, Inc.	84,375
5,201	Freeport-McMoRan Copper & Gold, Inc., Class B	430,747
2,000	Friedman Industries	19,300
1,300	Glatfelter	17,667
400	H.B. Fuller Co.	11,956
50	Haynes International, Inc.†	4,222
1,750	Headwaters, Inc.†(a)	30,222
1,300	Hecla Mining Co.†	11,102
1,000	Hercules, Inc.†	19,650
3,250	Huntsman Corp.	79,008
3,650	ICO, Inc.†	38,580
1,000	International Flavors & Fragrances, Inc.	52,140
7,242	International Paper Co.(a)	282,800
672	Kronos Worldwide, Inc.	16,968
1,000	Louisiana-Pacific Corp.(a)	18,920
50	LSB Industries, Inc.†(a)	1,069
2,850	Lubrizol Corp.	183,968
3,255	Lyondell Chemical Co.	120,826
3,276	MeadWestvaco Corp.	115,708
3,100	Meridian Gold, Inc.†	85,498
9,080	Monsanto Co.	613,263
1,500	Mosaic Co. (The)†	58,530
700	Myers Industries, Inc.	15,477
3,300	Nalco Holding Co.	90,585
1,500	Nanophase Technologies Corp.†(a)	9,135
50	NewMarket Corp.	2,419
6,400	Newmont Mining Corp.	249,984
2,900	NL Industries	29,058
200	Northwest Pipe Co.†	7,114
4,070	Nucor Corp.	238,706
370	Olin Corp.	7,770
50	Olympic Steel, Inc.	1,433
3,150	Owens-Illinois, Inc.(a)	110,250
3,050	Packaging Corp. of America	77,196
2,750	Pactiv Corp.†	87,698
1,200	PolyOne Corp.†	8,628
3,100	PPG Industries, Inc.	235,941
4,550	Praxair, Inc.	327,554
1,050	Reliance Steel & Aluminum Co.	59,073
2,458	Rohm & Haas Co.(a)	134,403

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Materials (continued)
1,300	RPM International, Inc.	$30,043
400	Schulman (A.), Inc.	9,732
650	Scotts Miracle-Gro Co. (The), Class A	27,911
3,400	Sealed Air Corp.(a)	105,468
1,200	Sigma-Aldrich Corp.	51,204
3,300	Smurfit-Stone Container Corp.†	43,923
950	Sonoco Products Co.	40,670
600	Southern Copper Corp.(a)	56,556
1,100	Steel Dynamics, Inc.	46,101
2,450	Stillwater Mining Co.†	26,974
1,800	Symyx Technologies, Inc.†	20,718
2,100	Temple-Inland, Inc.	129,213
3,050	Terra Industries, Inc.†(a)	77,531
250	Texas Industries, Inc.	19,602
1,673	Titanium Metals Corp.†(a)	53,369
700	Tronox, Inc., Class A	10,066
50	United States Lime & Minerals, Inc.†	1,839
2,400	United States Steel Corp.	261,000
1,200	Valhi, Inc.(a)	19,560
700	Valspar Corp.	19,887
1,800	Vulcan Materials Co.	206,172
100	W.R. Grace & Co.†	2,449
700	Wausau Paper Corp.	9,380
400	Westlake Chemical Corp.	11,248
3,350	Weyerhaeuser Co.	264,416
400	Wheeling-Pittsburgh Corp.†	7,612
2,800	Worthington Industries, Inc.(a)	60,620
1,750	Zoltek Cos., Inc.†(a)	72,678

		9,816,553

Telecommunication Services — 3.6%
700	Alaska Communications Systems Group, Inc.	11,088
6,201	Alltel Corp.	418,878
6,450	American Tower Corp., Class A†	270,900
1,750	Aruba Networks, Inc.†	35,175
101,324	AT&T, Inc.(a)	4,204,946
200	Boston Communications Group†	348
50	Cbeyond, Inc.†	1,926
2,100	Centennial Communications Corp.	19,929
2,200	CenturyTel, Inc.	107,910
5,226	Citizens Communications Co.	79,801
1,750	Clearwire Corp., Class A†	42,752
200	Cogent Communications Group, Inc.†(a)	5,974
700	Consolidated Communications Holdings, Inc.	15,820
3,200	Crown Castle International Corp.†	116,064
700	D&E Communications, Inc.	12,838
4,150	Dobson Communications Corp., Class A	46,106
1,957	EMBARQ Corp.	124,015
1,850	Fairpoint Communications, Inc.	32,838
1,800	Fibernet Telecom Group, Inc.†	15,498
700	FiberTower Corp.†(a)	3,031
700	General Communication, Inc., Class A†	8,967
150	Global Crossing, Ltd.†	2,832
1,200	Globalstar, Inc.†(a)	12,420
2,400	GoAmerica, Inc.†(a)	12,480
650	IDT Corp., Class B	6,708
1,200	InPhonic, Inc.†(a)	5,592
600	Iowa Telecommunications Services, Inc.	13,638

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Telecommunication Services (continued)
16,838	Level 3 Communications, Inc.†	$98,502
2,750	NeuStar, Inc., Class A†	79,668
2,200	NII Holdings, Inc.†	177,628
200	North Pittsburgh Systems, Inc.	4,250
700	NTELOS Holdings Corp.	19,348
1,200	PAETEC Holding Corp.†	13,548
700	Premiere Global Services, Inc.†	9,114
600	Price Communications Corp.	13,338
24,620	Qwest Communications International, Inc.†(a)	238,814
1,750	Rural Cellular Corp., Class A	76,668
3,200	SBA Communications Corp., Class A†	107,488
46,554	Sprint Nextel Corp.	964,139
200	SureWest Communications	5,448
700	Syniverse Holdings, Inc.†	9,002
1,670	Telephone & Data Systems, Inc.	104,492
4,050	Time Warner Telecom, Inc., Class A	81,405
400	USA Mobility, Inc.†	10,704
47,096	Verizon Communications, Inc.	1,938,942
1,200	Vonage Holdings Corp.†(a)	3,732
7,678	Windstream Corp.	113,327
200	Wireless Facilities, Inc.†	336

		9,698,367

Utilities — 3.7%
9,235	AES Corp. (The)†	202,062
1,000	AGL Resources, Inc.	40,480
2,400	Allegheny Energy, Inc.†	124,176
1,200	Alliant Energy Corp.	46,620
3,400	Ameren Corp.	166,634
6,930	American Electric Power Co., Inc.	312,127
1,721	Aqua America, Inc.(a)	38,705
1,100	Atmos Energy Corp.	33,066
750	Avista Corp.	16,162
200	California Water Service Group	7,498
3,800	Centerpoint Energy, Inc.	66,120
400	Cleco Corp.	9,800
3,650	CMS Energy Corp.(a)	62,780
4,000	Consolidated Edison, Inc.	180,480
3,300	Constellation Energy Group, Inc.	287,661
6,295	Dominion Resources, Inc.	543,321
1,500	DPL, Inc.(a)	42,510
3,100	DTE Energy Co.	149,482
20,282	Duke Energy Corp.	371,161
6,550	Dynegy, Inc., Class A†	61,832
5,550	Edison International(a)	311,466
750	El Paso Electric Co.†	18,420
500	Empire District Electric Co. (The)	11,185
2,690	Energen Corp.	147,789
3,100	Energy East Corp.	80,879
3,800	Entergy Corp.(a)	407,930
2,300	Equitable Resources, Inc.	113,988
10,774	Exelon Corp.	782,192
4,250	FirstEnergy Corp.	275,102
6,060	FPL Group, Inc.	343,844
800	Great Plains Energy, Inc.(a)	23,296
2,750	Hawaiian Electric Industries, Inc.(a)	65,148
750	IDACORP, Inc.	24,030
1,800	Integrys Energy Group, Inc.	91,314
2,800	KeySpan Corp.	117,544
2,125	MDU Resources Group, Inc.	59,585
3,400	Mirant Corp.†	145,010
2,750	National Fuel Gas Co.(a)	119,102
4,090	NiSource, Inc.(a)	84,704

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS - (CONTINUED)	June 30, 2007 (Unaudited)

Shares		Value
Utilities (continued)
3,000	Northeast Utilities	$85,080
3,800	NRG Energy, Inc.†	157,966
2,190	NSTAR	71,066
1,100	OGE Energy Corp.	40,315
1,500	ONEOK, Inc.	75,615
100	Ormat Technologies, Inc.(a)	3,768
4,650	Pepco Holdings, Inc.	131,130
5,800	PG&E Corp.	262,740
400	Piedmont Natural Gas Co.	9,860
1,400	Pinnacle West Capital Corp.	55,790
700	PNM Resources, Inc.	19,453
50	Portland General Electric Co.	1,372
6,700	PPL Corp.(a)	313,493
4,241	Progress Energy, Inc.(a)	193,347
4,200	Public Service Enterprise Group, Inc.	368,676
1,000	Puget Energy, Inc.	24,180
4,000	Questar Corp.	211,400
4,629	Reliant Energy, Inc.†	124,752
1,379	SCANA Corp.	52,802
3,600	Sempra Energy	213,228
3,650	Sierra Pacific Resources†	64,094
11,350	Southern Co. (The)(a)	389,192
1,472	Southern Union Co.	47,972
1,330	Southwest Water Co.	16,984
2,500	TECO Energy, Inc.	42,950
7,690	TXU Corp.(a)	517,537
1,300	UGI Corp.	35,464
50	UIL Holdings Corp.	1,655
933	Vectren Corp.	25,126
2,950	Westar Energy, Inc.	71,626
350	WGL Holdings, Inc.	11,424
3,850	Wisconsin Energy Corp.	170,286
6,125	Xcel Energy, Inc.	125,379

		9,920,927

Total Common Stock (Cost $201,361,645)		273,231,549

WARRANTS — 0.0%
211	Expedia, Inc. expire 02/04/09†	316
211	IAC/InterActiveCorp. expire 02/04/09†	493

Total Warrants (Cost $1,074)		809

MONEY MARKET FUND — 17.1%
46,238,725	PNC Institutional Money Market Trust 5.29% (Cost $46,238,725)(b)	46,238,725

Total Investments — 118.2% (Cost $247,601,444)		319,471,083
Other Assets & Liabilities, Net — (18.2)%		(49,303,036)

NET ASSETS — 100.0%		$270,168,047

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
ASSETS:
Investments in securities, at value	$522,043,642	$81,880,531	$16,225,461	$26,829,814	$273,232,358
Investments of collateral, at value	97,286,530	14,161,059	3,810,457	4,007,662	46,238,725

Investments, at value (Note 1)	$619,330,172	$96,041,590	$20,035,918	$30,837,476	$319,471,083
Cash	4,675,255	1,627,108	99,776	431,198	1,777,581
Receivable for Portfolio shares sold	—	45,257	3,926	7,614	193,770
Receivable for investment securities sold	19,066,746	2,320,199	590,530	879,266	—
Dividends and interest receivable	266,649	86,469	9,019	40,780	306,831
Prepaid expenses and other assets	51,982	22,069	14,275	20,248	35,633

Total Assets	643,390,804	100,142,692	20,753,444	32,216,582	321,784,898

LIABILITIES:
Payable for Portfolio shares redeemed	3,309,252	34,057	3,386	220,280	5,189,240
Payable for investment securities purchased	17,563,639	2,266,098	594,597	1,010,269	—
Payable for collateral from securities loaned	97,286,530	14,161,059	3,810,457	4,007,662	46,238,725
Investment advisory fee payable (Note 2)	324,970	50,326	1,867	5,633	22,027
Distribution fees payable (Note 3)	141,606	28,544	7,145	5,872	57,779
Service fees payable (Note 3)	76,441	8,626	1,977	2,252	29,998
Administration and accounting fees payable	—	—	—	—	9,783
Custody fees payable	2,272	3,545	3,401	—	6,676
Professional fees payable	90,559	11,433	2,390	3,559	33,413
Accrued expenses and other payables	28,270	8,728	4,001	6,941	29,210

Total Liabilities	118,823,539	16,572,416	4,429,221	5,262,468	51,616,851

NET ASSETS	$524,567,265	$83,570,276	$16,324,223	$26,954,114	$270,168,047

NET ASSETS consist of:
Undistributed accumulated net investment income/(loss)	$(257,831)	$390,560	$(18,971)	$114,700	$2,159,432
Accumulated net realized gain/(loss) on investments sold and futures contracts	70,853,025	6,659,841	1,221,135	2,082,523	(24,171,907)
Net unrealized appreciation of investments	83,199,749	15,998,575	3,040,340	4,255,461	71,869,639
Paid-in capital	370,772,322	60,521,300	12,081,719	20,501,430	220,310,883

NET ASSETS	$524,567,265	$83,570,276	$16,324,223	$26,954,114	$270,168,047

Investments, at cost (Note 1)	$536,130,423	$80,043,015	$16,995,578	$26,582,015	$247,601,444
Market value of securities on loan (Note 1)	$99,408,277	$14,354,301	$3,945,721	$4,177,804	$45,064,748

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES - (Continued) June 30, 2007 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Investment Class shares (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	$331,184,675	$76,493,547	$16,206,209	$22,645,827	$148,564,757

Institutional Class shares (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	$193,382,590	$7,076,729	$118,014	$4,308,287	$119,240,516

Qualified Class shares (10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	N/A	N/A	N/A	N/A	$657,896

Horace Mann Class shares (10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	N/A	N/A	N/A	N/A	$1,704,878

SHARES OUTSTANDING:
Investment Class shares	8,380,818	3,117,590	847,258	1,112,953	11,551,073

Institutional Class shares	4,799,259	288,000	6,005	210,043	9,260,355

Qualified Class shares	N/A	N/A	N/A	N/A	51,186

Horace Mann Class shares	N/A	N/A	N/A	N/A	132,995

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$39.52	$24.54	$19.13	$20.35	$12.86

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$40.29	$24.57	$19.65	$20.51	$12.88

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.85

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.82

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF OPERATIONS For The Six Months Ended June 30, 2007 (unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$2,958,112	$898,582	$65,773	$235,851	$2,387,048
Interest	120,664	26,496	6,665	13,732	55,372
Securities lending income	124,405	14,802	21,715	14,341	102,209
Foreign taxes withheld	(13,260)	2,211	(26)	(252)	(219)

Total Income	3,189,921	942,091	94,127	263,672	2,544,410

Investment advisory fee (Note 2)	2,121,328	310,890	66,242	116,754	131,617
Distribution (12b-1) fees (Note 3)	434,412	94,640	19,295	30,062	189,573
Service fees (Note 3)	267,641	32,534	5,887	6,862	36,790
Administration and Accounting fees (Note 2)	205,254	30,081	5,655	9,967	95,500
Transfer agent fees (Note 2)	112,460	26,384	22,176	24,290	82,426
Professional fees	90,357	11,492	2,384	3,572	33,100
Printing fees	81,473	13,836	4,721	8,515	27,052
Custodian fees (Note 2)	41,762	8,894	6,776	7,210	29,741
Registration and filing fees	17,251	9,908	13,590	12,010	17,640
Directors’ fees and expenses (Note 2)	28,558	3,861	768	1,236	11,533
Other	47,256	13,537	12,363	10,909	58,135

Subtotal	3,447,752	556,057	159,857	231,387	713,107
Fees waived and reimbursed by investment adviser (Note 2)	—	—	(46,759)	(82,415)	—

Total Net Expenses	3,447,752	556,057	113,098	148,972	713,107

NET INVESTMENT INCOME/(LOSS)	(257,831)	386,034	(18,971)	114,700	1,831,303

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Notes 1 and 4)
Net realized gain/(loss) from:
Investments	80,624,734	5,021,201	805,891	1,534,725	2,427,504
Futures contracts	(371)	—	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(29,216,810)	10,157	646,731	552,621	14,234,694
Futures contracts	(650)	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	51,406,903	5,031,358	1,452,622	2,087,346	16,662,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,149,072	$5,417,392	$1,433,651	$2,202,046	$18,493,501

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Six Months Ended June 30, 2007 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
Operations:
Net investment income/(loss)	$(257,831)	$386,034	$(18,971)	$114,700	$1,831,303
Net realized gain on investments and futures contracts	80,624,363	5,021,201	805,891	1,534,725	2,427,504
Net change in unrealized appreciation/ (depreciation) on investments and futures contracts	(29,217,460)	10,157	646,731	552,621	14,234,694

Net increase in net assets resulting from operations	51,149,072	5,417,392	1,433,651	2,202,046	18,493,501
Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	15,006,242	4,527,687	512,060	3,394,890	12,134,207
Shares issued as reinvestment of distributions	—	—	—	—	—
Shares redeemed	(94,487,146)	(9,469,601)	(1,280,005)	(6,330,994)	(19,649,368)

Total Investment Class shares	(79,480,904)	(4,941,914)	(767,945)	(2,936,104)	(7,515,161)

Institutional Class shares:
Shares sold	16,693,867	216,476	7,600	2,736,159	52,545,538
Shares issued as reinvestment of distributions	—	—	—	—	—
Shares redeemed	(68,410,694)	(1,001,702)	(98,112)	(62,512)	(6,679,495)

Total Institutional Class shares	(51,716,827)	(785,226)	(90,512)	2,673,647	45,866,043

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	47,254
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—
Shares redeemed	N/A	N/A	N/A	N/A	(545,288)

Total Qualified Class shares	N/A	N/A	N/A	N/A	(498,034)

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	44,668
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—
Shares redeemed	N/A	N/A	N/A	N/A	(283,417)

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(238,749)

Net increase/(decrease) in net assets from Capital Stock transactions	(131,197,731)	(5,727,140)	(858,457)	(262,457)	37,614,099

Net increase/(decrease) in net assets	$(80,048,659)	$(309,748)	$575,194	$1,939,589	$56,107,600

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Six Months Ended June 30, 2007 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Beginning of period	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

End of period	$524,567,265	$83,570,276	$16,324,223	$26,954,114	$270,168,047

Undistributed net investment income/(loss)	$(257,831)	$390,560	$(18,971)	$114,700	$2,159,432

Capital Share Transactions:
Investment Class shares:
Shares sold	397,332	190,336	27,984	173,332	979,093
Shares issued as reinvestment of distributions	—	—	—	—	—
Shares redeemed	(2,492,626)	(398,836)	(71,279)	(319,631)	(1,568,906)

Net decrease in Investment Class shares outstanding	(2,095,294)	(208,500)	(43,295)	(146,299)	(589,813)

Institutional Class shares:
Shares sold	433,725	9,075	386	140,485	4,371,076
Shares issued as reinvestment of distributions	—	—	—	—	—
Shares redeemed	(1,752,266)	(42,238)	(5,298)	(3,225)	(533,446)

Net increase/(decrease) in Institutional Class shares outstanding	(1,318,541)	(33,163)	(4,912)	137,260	3,837,630

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,760
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—
Shares redeemed	N/A	N/A	N/A	N/A	(45,272)

Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(41,512)

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,602
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—
Shares redeemed	N/A	N/A	N/A	N/A	(22,178)

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(18,576)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
Operations:
Net investment income/(loss)	$(291,353)	$647,898	$(147,042)	$35,130	$1,911,458
Net realized gain on investments and futures contracts	34,366,456	8,078,258	1,446,094	2,770,894	3,107,673
Net change in unrealized appreciation/ (depreciation) on investments and futures contracts	(4,517,493)	3,765,954	370,170	906,008	17,314,230

Net increase in net assets resulting from operations	29,557,610	12,492,110	1,669,222	3,712,032	22,333,361
Distributions to shareholders from:
Net investment income:
Investment Class shares	—	(564,621)	—	(31,618)	(1,210,738)
Institutional Class shares	—	(80,766)	—	(6,064)	(718,441)
Qualified Class shares	N/A	N/A	N/A	N/A	(8,672)
Horace Mann Class shares	N/A	N/A	N/A	N/A	(14,079)
Net realized capital gains:
Investment Class shares	—	(5,606,296)	(1,086,379)	(2,380,330)	—
Institutional Class shares	—	(594,103)	(13,310)	(143,223)	—

Total distributions to shareholders	—	(6,845,786)	(1,099,689)	(2,561,235)	(1,951,930)

Capital Stock Transactions: (Dollars)
Investment Class shares:
Shares sold	83,807,116	20,132,894	2,318,040	8,291,131	28,841,055
Shares issued as reinvestment of distributions	—	6,083,028	1,069,045	2,371,263	1,179,955
Shares redeemed	(134,195,732)	(10,923,812)	(3,306,332)	(5,123,644)	(24,747,626)

Total Investment Class shares	(50,388,616)	15,292,110	80,753	5,538,750	5,273,384

Institutional Class shares:
Shares sold	50,485,879	467,802	35,000	141,334	40,881,056
Shares issued as reinvestment of distributions	—	530,379	11,110	144,477	716,153
Shares redeemed	(49,199,286)	(2,112,437)	(66,866)	(240,019)	(22,443,985)

Total Institutional Class shares	1,286,593	(1,114,256)	(20,756)	45,792	19,153,224

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	257,110
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	8,672
Shares redeemed	N/A	N/A	N/A	N/A	(146,896)

Total Qualified Class shares	N/A	N/A	N/A	N/A	118,886

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	100,812
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,966
Shares redeemed	N/A	N/A	N/A	N/A	(415,034)

Total Horace Mann Class shares	N/A	N/A	N/A	N/A	(300,256)

Net increase/(decrease) in net assets from Capital Stock transactions	(49,102,023)	14,177,854	59,997	5,584,542	24,245,238

Net increase/(decrease) in net assets	$(19,544,413)	$19,824,178	$629,530	$6,735,339	$44,626,669

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS - (Continued) For the Year Ended December 31, 2006

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
NET ASSETS:
Beginning of period	$624,160,337	$64,055,846	$15,119,499	$18,279,186	$169,433,778

End of period	$604,615,924	$83,880,024	$15,749,029	$25,014,525	$214,060,447

Undistributed accumulated net investment Income	$—	$4,526	$—	$—	$328,129

Capital Share Transactions:
Investment Class shares:
Shares sold	2,409,761	886,333	129,859	421,421	2,577,756
Shares issued as reinvestment of distributions	—	264,945	61,440	127,695	98,248
Shares redeemed	(3,870,591)	(482,356)	(183,984)	(266,158)	(2,226,564)

Net increase/(decrease) in Investment Class shares outstanding	(1,460,830)	668,922	7,315	282,958	449,440

Institutional Class shares:
Shares sold	1,438,103	20,619	1,816	7,432	3,381,506
Shares issued as reinvestment of distributions	—	23,060	622	7,726	59,631
Shares redeemed	(1,396,856)	(91,075)	(3,477)	(12,460)	(2,060,116)

Net increase/(decrease) in Institutional Class shares outstanding	41,247	(47,396)	(1,039)	2,698	1,381,021

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	22,401
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	722
Shares redeemed	N/A	N/A	N/A	N/A	(13,337)

Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	9,786

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	9,063
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,167
Shares redeemed	N/A	N/A	N/A	N/A	(37,552)

Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(27,322)

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$36.20		$34.49	$31.80	$29.83	$23.59	$24.22		$29.12

Income/(loss) from investment operations:
Net investment income/(loss)*	(0.04)		(0.06)	(0.12)	0.04	(0.05)	0.02		0.04
Net realized and unrealized gain/(loss) on investments and futures contracts	3.36		1.77	2.81	1.96	6.29	(0.61)		(4.86)

Total from investment operations	3.32		1.71	2.69	2.00	6.24	(0.59)		(4.82)

Less distributions:
Dividends from net investment income	—		—	—	(0.03)	—	(0.04)		—
Distributions from capital gains	—		—	—	—	—	—		(0.08)

Total distributions	—		—	—	(0.03)	—	(0.04)		(0.08)

Net asset value, end of period	$39.52		$36.20	$34.49	$31.80	$29.83	$23.59		$24.22

Total return[2]	9.17%		4.96%	8.46%	6.70%	26.45%	(2.42	)%**	(16.61)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$331,185		$379,226	$411,660	$410,332	$365,658	$243,890		$249,328
Operating expenses excluding custody earnings credit	1.37	%***	1.34%	1.39%	1.44%	1.37%	0.95	%***	0.90%
Operating expenses including reimbursement/waiver/custody earnings credit	1.37	%***	1.34%	1.38%	1.43%	1.36%	0.95	%***	0.89%
Operating expenses excluding reimbursement/waiver/custody earnings credit	1.37	%***	1.34%	1.39%	1.44%	1.47%	1.45	%***	0.90%
Net investment income/(loss) including reimbursement/waiver/custody earnings credit	(0.24	)%***	(0.18)%	(0.37)%	0.11%	(0.20)%	0.28	%***	0.14%
Portfolio turnover rate	85	%**	62%	58%	121%	93%	21	%**	47%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005		Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of Period	$36.84		$34.97	$32.13		$30.13	$23.81	$24.51		$29.39

Income/(loss) from investment operations:
Net investment income*	0.03		0.07	0.00	#	0.13	0.03	0.05		0.12
Net realized and unrealized gain/(loss) on investments and futures contracts	3.42		1.80	2.84		2.01	6.36	(0.62)		(4.92)

Total from investment Operations	3.45		1.87	2.84		2.14	6.39	(0.57)		(4.80)

Less distributions:
Dividends from net investment income	—		—	—		(0.14)	(0.07)	(0.13)		—
Distributions from capital gains	—		—	—		—	—	—		(0.08)

Total distributions	—		—	—		(0.14)	(0.07)	(0.13)		(0.08)

Net asset value, end of period	$40.29		$36.84	$34.97		$32.13	$30.13	$23.81		$24.51

Total return[2]	9.36%		5.35%	8.84%		7.10%	26.85%	(2.32	)%**	(16.39)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$193,382		$225,390	$212,501		$182,467	$160,814	$82,459		$84,271
Operating expenses excluding custody earnings credit	0.98	%***	0.98%	1.01%		1.10%	1.05%	0.64	%***	0.59%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.98	%***	0.98%	1.01%		1.09%	1.04%	0.64	%***	0.58%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	0.98	%***	0.98%	1.01%		1.10%	1.15%	1.14	%***	0.59%
Net investment income including reimbursement/ waiver/custody earnings credit	0.15	%***	0.19%	0.00	%(a)	0.45%	0.12%	0.59	%***	0.45%
Portfolio turnover rate	85	%**	62%	58%		121%	93%	21	%**	47%

#	Amount is less than $0.01 per share.
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
(a)	Amount represents less than 0.01%
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$22.99		$21.17	$21.92	$20.52	$16.03	$17.59		$21.09

Income/(loss) from investment operations:
Net investment income*	0.11		0.20	0.14	0.14	0.13	0.08		0.21
Net realized and unrealized gain/(loss) on investments	1.44		3.71	1.82	2.59	4.44	(1.40)		(2.41)

Total from investment operations	1.55		3.91	1.96	2.73	4.57	(1.32)		(2.20)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.14)	(0.39)	(0.08)	(0.24)		(0.27)
Tax return of capital	—		—	(0.10)	—	—	—		—
Distributions from capital gains	—		(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	—		(2.09)	(2.71)	(1.33)	(0.08)	(0.24)		(1.30)

Net asset value, end of period	$24.54		$22.99	$21.17	$21.92	$20.52	$16.03		$17.59

Total return[2]	6.74%		18.49%	8.90%	13.28%	28.51%	(7.49	)%**	(10.94)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$76,493		$76,481	$56,245	$49,749	$35,997	$25,327		$30,131
Operating expenses excluding custody earnings credit	1.37	%***	1.39%	1.50%	1.65%	1.56%	1.17	%***	1.04%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.37	%***	1.39%	1.49%	1.65%	1.55%	1.16	%***	1.03%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.37	%***	1.39%	1.50%	1.65%	1.67%	1.67	%***	1.04%
Net investment income including reimbursement/ waiver/custody earnings credit	0.90	%***	0.87%	0.64%	0.67%	0.75%	1.39	%***	1.06%
Portfolio turnover rate	24	%**	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. LARGE COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$23.04		$21.19	$21.94	$20.55	$16.04	$17.64		$21.14

Income/(loss) from investment operations:
Net investment income*	0.15		0.27	0.20	0.21	0.18	0.09		0.26
Net realized and unrealized gain/(loss) on investments	1.38		3.74	1.83	2.59	4.44	(1.40)		(2.41)

Total from investment operations	1.53		4.01	2.03	2.80	4.62	(1.31)		(2.15)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.21)	(0.47)	(0.11)	(0.29)		(0.32)
Tax return of capital	—		—	(0.10)	—	—	—		—
Distributions from capital gains	—		(1.90)	(2.47)	(0.94)	—	—		(1.03)

Total distributions	—		(2.16)	(2.78)	(1.41)	(0.11)	(0.29)		(1.35)

Net asset value, end of period	$24.57		$23.04	$21.19	$21.94	$20.55	$16.04		$17.64

Total return[2]	6.64%		18.94%	9.18%	13.62%	28.83%	(7.44	)%**	(10.71)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$7,077		$7,399	$7,811	$10,059	$30,224	$33,934		$37,133
Operating expenses excluding custody earnings credit	1.05	%***	1.08%	1.21%	1.34%	1.31%	0.94	%***	0.79%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.05	%***	1.08%	1.20%	1.34%	1.30%	0.93	%***	0.78%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.05	%***	1.08%	1.21%	1.34%	1.42%	1.44	%***	0.79%
Net investment income including reimbursement/ waiver/custody earnings credit	1.22	%***	1.18%	0.91%	0.97%	1.00%	1.62	%***	1.31%
Portfolio turnover rate	24	%**	50%	43%	73%	103%	19	%**	72%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of Period	$17.46		$16.88	$17.74	$15.73	$11.48	$11.89		$12.91

Income/(loss) from investment operations:
Net investment loss*	(0.02)		(0.17)	(0.17)	(0.24)	(0.26)	(0.06)		(0.19)
Net realized and unrealized gain/(loss) on investments	1.69		2.04	0.79	2.95	4.51	(0.35)		(0.83)

Total from investment operations	1.67		1.87	0.62	2.71	4.25	(0.41)		(1.02)

Less distributions:
Distributions from capital gains	—		(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	—		(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$19.13		$17.46	$16.88	$17.74	$15.73	$11.48		$11.89

Total return[2]	9.57%		11.12%	3.48%	17.22%	37.02%	(3.45	)%**	(7.90)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$16,206		$15,553	$14,913	$13,916	$11,224	$7,048		$7,253
Operating expenses excluding custody earnings credit	2.05	%***	2.05%	1.52%	1.87%	2.51%	2.54	%***	1.85%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.45	%***	1.43%	1.50%	1.87%	2.51%	2.53	%***	1.83%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	2.05	%***	2.05%	2.36%	2.82%	3.11%	3.14	%***	1.90%
Net investment loss including reimbursement/waiver/ custody earnings credit	(0.24	)%***	(0.96)%	(0.97)%	(1.46)%	(1.98)%	(1.67	)%***	(1.50)%
Portfolio turnover rate	34	%**	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$17.93		$17.25	$18.04	$15.94	$11.61	$12.04		$13.04

Income/(loss) from investment operations:
Net investment loss*	(0.01)		(0.12)	(0.12)	(0.19)	(0.23)	(0.06)		(0.16)
Net realized and unrealized gain/(loss) on investments	1.73		2.09	0.81	2.99	4.56	(0.37)		(0.84)

Total from investment operations	1.72		1.97	0.69	2.80	4.33	(0.43)		(1.00)

Less distributions:
Distributions from capital gains	—		(1.29)	(1.48)	(0.70)	—	—		—

Total distributions	—		(1.29)	(1.48)	(0.70)	—	—		—

Net asset value, end of period	$19.65		$17.93	$17.25	$18.04	$15.94	$11.61		$12.04

Total return[2]	9.59%		11.46%	3.81%	17.56%	37.30%	(3.57	)%**	(7.67)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$118		$196	$206	$214	$159	$290		$3,404
Operating expenses excluding custody earnings credit	1.91	%***	1.77%	1.21%	1.55%	2.28%	2.27	%***	1.57%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.31	%***	1.15%	1.19%	1.55%	2.28%	2.26	%***	1.55%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.91	%***	1.77%	2.05%	2.50%	2.88%	2.87	%***	1.62%
Net investment loss including reimbursement/waiver/ custody earnings credit	(0.10	)%***	(0.68)%	(0.66)%	(1.14)%	(1.75)%	(1.40	)%***	(1.22)%
Portfolio turnover rate	34	%**	62%	71%	106%	162%	35	%**	84%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$18.77		$17.46	$21.47	$19.52	$14.34	$14.84		$15.53

Income/(loss) from investment operations:
Net investment income/(loss)*	0.08		0.03	(0.07)	(0.06)	0.04	0.04		0.16
Net realized and unrealized gain/(loss) on investments	1.50		3.38	1.22	4.51	5.18	(0.29)		(0.71)

Total from investment operations	1.58		3.41	1.15	4.45	5.22	(0.25)		(0.55)

Less distributions:
Dividends from net investment income	—		(0.03)	—	(0.03)	(0.04)	(0.25)		(0.14)
Distributions from capital gains	—		(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	—		(2.10)	(5.16)	(2.50)	(0.04)	(0.25)		(0.14)

Net asset value, end of period	$20.35		$18.77	$17.46	$21.47	$19.52	$14.34		$14.84

Total return[2]	8.42%		19.64%	5.41%	22.78%	36.41%	(1.66	)%**	(3.59)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$22,646		$23,639	$17,048	$36,826	$13,441	$16,245		$20,325
Operating expenses excluding custody earnings credit	1.72	%***	1.92%	1.50%	1.48%	1.52%	1.54	%***	1.16%
Operating expenses including reimbursement/waiver/ custody earnings credit	1.12	%***	1.31%	1.48%	1.46%	1.52%	1.53	%***	1.14%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.72	%***	1.92%	2.10%	2.09%	2.12%	2.14	%***	1.21%
Net investment income/(loss) including reimbursement/ waiver/custody earnings credit	0.80	%***	0.15%	(0.32)%	(0.28)%	0.22%	0.82	%***	1.02%
Portfolio turnover rate	42	%**	72%	68%	134%	124%	43	%**	117%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. SMALL COMPANY VALUE PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$18.90		$17.56	$21.50	$19.55	$14.35	$14.86		$15.53

Income/(loss) from investment operations:
Net investment income*	0.11		0.09	0.00 #	0.01	0.08	0.05		0.20
Net realized and unrealized gain/(loss) on investments	1.50		3.41	1.22	4.51	5.21	(0.28)		(0.71)

Total from investment operations	1.61		3.50	1.22	4.52	5.29	(0.23)		(0.51)

Less distributions:
Dividends from net investment income	—		(0.09)	—	(0.10)	(0.09)	(0.28)		(0.16)
Distributions from capital gains	—		(2.07)	(5.16)	(2.47)	—	—		—

Total distributions	—		(2.16)	(5.16)	(2.57)	(0.09)	(0.28)		(0.16)

Net asset value, end of period	$20.51		$18.90	$17.56	$21.50	$19.55	$14.35		$14.86

Total return[2]	8.52%		20.05%	5.73%	23.11%	36.86%	(1.57	)%**	(3.34)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,308		$1,375	$1,231	$3,961	$10,142	$9,285		$9,570
Operating expenses excluding custody earnings credit	1.43	%***	1.62%	1.17%	1.17%	1.23%	1.28	%***	0.92%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.83	%***	1.02%	1.16%	1.15%	1.23%	1.27	%***	0.90%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	1.43	%***	1.62%	1.78%	1.78%	1.83%	1.88	%***	0.97%
Net investment income/(loss) including reimbursement/ waiver/custody earnings credit	1.09	%***	0.44%	(0.01)%	0.03%	0.51%	1.08	%***	1.26%
Portfolio turnover rate	42	%**	72%	68%	134%	124%	43	%**	117%

#	Amount is less than $0.01 per share.
[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

For a Portfolio Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$12.02		$10.59	$10.09	$9.17	$7.10	$7.39		$8.93

Income/(loss) from investment operations:
Net investment income*	0.08		0.12	0.09	0.09	0.05	0.01		0.05
Net realized and unrealized gain/(loss) on investments	0.76		1.41	0.48	0.93	2.05	(0.25)		(1.55)

Total from investment operations	0.84		1.53	0.57	1.02	2.10	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	—		(0.10)	(0.07)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$12.86		$12.02	$10.59	$10.09	$9.17	$7.10		$7.39

Total return[2]	6.99%		14.46%	5.63%	11.17%	29.62%	(3.23	)%**	(16.95)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$148,565		$145,952	$123,809	$122,263	$107,818	$63,224		$59,466
Operating expenses excluding custody earnings credit	0.67	%***	0.74%	0.82%	0.92%	1.06%	1.23	%***	0.87%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.67	%***	0.74%	0.82%	0.92%	1.05%	1.22	%***	0.86%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	0.67	%***	0.74%	0.82%	0.92%	1.06%	1.23	%***	1.01%
Net investment income including reimbursement/ waiver/custody earnings credit	1.26	%***	1.08%	0.89%	0.93%	0.66%	0.59	%***	0.53%
Portfolio turnover rate	40	%**	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$12.02		$10.60	$10.11	$9.18	$7.10	$7.41		$8.95

Income/(loss) from investment operations:
Net investment income*	0.10		0.15	0.12	0.12	0.08	0.02		0.07
Net realized and unrealized gain/(loss) on investment	0.76		1.40	0.47	0.94	2.05	(0.26)		(1.54)

Total from investment operations	0.86		1.55	0.59	1.06	2.13	(0.24)		(1.47)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Total distributions	—		(0.13)	(0.10)	(0.13)	(0.05)	(0.07)		(0.07)

Net asset value, end of period	$12.88		$12.02	$10.60	$10.11	$9.18	$7.10		$7.41

Total return[2]	7.16%		14.66%	5.83%	11.56%	30.05%	(3.18	)%**	(16.58)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$119,240		$65,177	$42,854	$41,368	$23,621	$15,245		$19,999
Operating expenses excluding custody earnings credit	0.37	%***	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.58%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.37	%***	0.47%	0.54%	0.62%	0.75%	0.94	%***	0.57%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	0.37	%***	0.47%	0.54%	0.62%	0.76%	0.95	%***	0.72%
Net investment income including reimbursement/ waiver/custody earnings credit	1.56	%***	1.35%	1.17%	1.22%	0.96%	0.87	%***	0.82%
Portfolio turnover rate	40	%**	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Qualified Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of Period	$12.02		$10.61	$10.10	$9.15	$7.09	$7.36		$8.90

Income/(loss) from investment operations:
Net investment income*	0.08		0.11	0.08	0.08	0.04	0.01		0.04
Net realized and unrealized gain/(loss) on investments	0.75		1.39	0.47	0.94	2.05	(0.25)		(1.54)

Total from investment operations	0.83		1.50	0.55	1.02	2.09	(0.24)		(1.50)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Total distributions	—		(0.09)	(0.04)	(0.07)	(0.03)	(0.03)		(0.04)

Net asset value, end of period	$12.85		$12.02	$10.61	$10.10	$9.15	$7.09		$7.36

Total return[2]	6.91%		14.18%	5.46%	11.13%	29.45%	(3.22	)%**	(16.93)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$658		$1,114	$880	$1,399	$3,565	$1,730		$2,073
Operating expenses excluding custody earnings credit	0.77	%***	0.83%	0.93%	0.99%	1.15%	1.35	%***	0.98%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.77	%***	0.83%	0.93%	0.99%	1.14%	1.34	%***	0.97%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	0.77	%***	0.83%	0.93%	0.99%	1.15%	1.35	%***	1.12%
Net investment income including reimbursement/ waiver/custody earnings credit	1.16	%***	0.99%	0.75%	0.85%	0.58%	0.47	%***	0.42%
Portfolio turnover rate	40	%**	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. DOW JONES WILSHIRE 5000 INDEX PORTFOLIO FINANCIAL HIGHLIGHTS - (Continued)

For a Portfolio Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Six Month Period Ended 06/30/2007 (Unaudited)		Year Ended 12/31/2006	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2003	Four Month Period Ended 12/31/2002[1]		Year Ended 8/31/2002
Net asset value, beginning of period	$11.99		$10.57	$10.08	$9.15	$7.09	$7.38		$8.91

Income/(loss) from investment operations:
Net investment income*	0.04		0.12	0.08	0.08	0.05	0.01		0.04
Net realized and unrealized gain/(loss) on investments	0.79		1.39	0.47	0.95	2.04	(0.25)		(1.53)

Total from investment operations	0.83		1.51	0.55	1.03	2.09	(0.24)		(1.49)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Total distributions	—		(0.09)	(0.06)	(0.10)	(0.03)	(0.05)		(0.04)

Net asset value, end of period	$12.82		$11.99	$10.57	$10.08	$9.15	$7.09		$7.38

Total return[2]	6.92%		14.32%	5.49%	11.23%	29.44%	(3.28	)%**	(16.85)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,705		$1,817	$1,891	$1,964	$1,915	$1,401		$1,401
Operating expenses excluding custody earnings credit	0.72	%***	0.77%	0.89%	0.97%	1.11%	1.30	%***	0.93%
Operating expenses including reimbursement/waiver/ custody earnings credit	0.72	%***	0.77%	0.89%	0.97%	1.10%	1.29	%***	0.92%
Operating expenses excluding reimbursement/waiver/ custody earnings credit	0.72	%***	0.77%	0.89%	0.97%	1.11%	1.30	%***	1.07%
Net investment income including reimbursement/ waiver/custody earnings credit	1.21	%***	1.05%	0.82%	0.87%	0.61%	0.52	%***	0.47%
Portfolio turnover rate	40	%**	69%	46%	31%	3%	6	%**	22%

[1]	The Portfolio’s fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
[2]	Total return represents the total return for the period indicated.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Non-annualized.
***	Annualized.

See Notes to Financial Statements.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio (collectively the “Portfolios”, each a “Portfolio” of the Company). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Dow Jones Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation: A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Company and at least one portfolio management professional of the subadviser responsible for managing the portion of the Portfolio whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

Futures contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

Expenses: Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Securities lending: The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

when required or return the securities when due or when called for by the Portfolio. PFPC Trust Company, the Portfolio’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2007 are shown on the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

New accounting pronouncements: In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of the Interpretation to the Portfolios, and has determined that there is no impact on the Portfolios’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Portfolios do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported in the financial statements for a fiscal period.

2. Investment Advisory Fee and Other Transactions.

The Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, and 0.10% of average daily net assets for the Dow Jones Wilshire 5000 Index Portfolio. For the six months ended June 30, 2007, Wilshire voluntarily waived 0.60% from its fee for the Small Company Growth Portfolio and 0.60% from its fee for the Small Company Value Portfolio. Wilshire also reimbursed the Small Company Growth Portfolio for any expense accruals in excess of 1.50%. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed through June 30, 2007.

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

For the six months ended June 30, 2007, Wilshire voluntarily waived fees as follows:

Portfolio	Waived Fees
Small Company Growth Portfolio	$46,759
Small Company Value Portfolio	82,415

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Delaware Management Company (“Delaware”), Goldman Sachs Asset Management (“Goldman Sachs”), Pzena Investment Management, LLC (“Pzena”), AllianceBernstein L.P. (“AllianceBernstein”), Kalmar Investment Advisers (“Kalmar”), Columbus Circle Investors (“CCI”), Logan Capital Management, Inc. (“Logan”), Payden & Rydell (“Payden”), Quest Investment Management, Inc. (“Quest”), Renaissance Investment Management (“Renaissance”), Sawgrass Asset Management (“Sawgrass”), Victory Capital Management Inc. (“Victory”) and NWQ Investment Management Company, LP (“NWQ”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Delaware, CCI, Logan, Payden, Quest, Renaissance, Sawgrass, Victory and Goldman Sachs each has been approved as a sub-adviser of the Large Company Growth Portfolio. L.A. Capital, Pzena and AllianceBernstein each manage a portion of the Large Company Value Portfolio. L.A. Capital and Kalmar each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Dow Jones Wilshire 5000 Index Portfolio.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. (“PFPC”) serves as the Company’s administrator and accounting agent pursuant to a services agreement. PFPC Trust Company serves as the Company’s custodian.

The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers with the exception of the Company’s Chief Compliance Officer (“CCO”). The Company and Wilshire Variable Insurance Trust each pay a portion of the CCO’s compensation and related out of pocket expenses, and the Adviser pays the remainder of such compensation. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3. Distribution and Service Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries (“service fees”) or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2007, the distribution and service fee expenses incurred for each such class of the

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Dow Jones Wilshire 5000 Index Portfolio were 0.25%, 0.25%, 0.25%, 0.25% and 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider.

For the six months ended June 30, 2007, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.15%	0.01%
Large Company Value Portfolio	0.08%	0.01%
Small Company Growth Portfolio	0.07%	0.18%
Small Company Value Portfolio	0.05%	0.02%
Dow Jones Wilshire 5000 Index Portfolio	0.05%	0.00%

The Qualified Class Shares of the Dow Jones Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2007, the shareholder service provider fees for the Qualified Class Shares were 0.15% of average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Dow Jones Wilshire 5000 Index Portfolio. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of 0.35% of the value of the average daily net assets of the Dow Jones Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4. Securities Transactions.

For the six months ended June 30, 2007, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$482,264,442	$613,619,096
Large Company Value Portfolio	19,649,072	23,396,832
Small Company Growth Portfolio	5,353,283	5,766,843
Small Company Value Portfolio	11,786,284	11,323,422
Dow Jones Wilshire 5000 Index Portfolio	151,268,573	104,292,459

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

The aggregate book cost, which approximates Federal tax cost, unrealized appreciation and depreciation at June 30, 2007 for each Portfolio are as follows:

Portfolio	Aggregate Book Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$536,130,423	$91,588,738	$8,388,989	$83,199,749
Large Company Value Portfolio	80,043,015	16,899,286	900,711	15,998,575
Small Company Growth Portfolio	16,995,578	3,625,967	585,627	3,040,340
Small Company Value Portfolio	26,582,015	5,237,510	982,049	4,255,461
Dow Jones Wilshire 5000 Index Portfolio	247,601,444	74,121,614	2,251,975	71,869,639

5. Significant Shareholder Activity.

On June 30, 2007, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (1 omnibus shareholder)	53%
Large Company Value Portfolio (2 omnibus shareholders)	64%
Small Company Growth Portfolio (2 omnibus shareholders)	75%
Small Company Value Portfolio (2 omnibus shareholders)	52%
Dow Jones Wilshire 5000 Index Portfolio (3 omnibus shareholders)	74%

6. Tax Information.

No provision for federal income taxes is required since each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

		Expiring December 31,
Portfolio	2010	2011	2012	2013
Large Company Growth Portfolio	$6,132,547	—	—	—
Dow Jones Wilshire 5000 Index Portfolio	7,939,802	$3,810,802	$5,509,772	$108,266

WILSHIRE MUTUAL FUNDS, INC. NOTES TO FINANCIAL STATEMENTS - (continued) (Unaudited)

7. Indemnifications.

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

WILSHIRE MUTUAL FUNDS, INC. ADDITIONAL FUND INFORMATION

INFORMATION ON PROXY VOTING

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Qs are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS (Unaudited)

Board Approval of New Subadvisory Agreements

During the six months ended June 30, 2007, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and the following subadvisers with respect to the Large Company Growth Portfolio (the “Fund”): Columbus Circle Investors, Logan Capital Management, Payden & Rydel, Quest Investment Management, Renaissance Investment Management, Sawgrass Asset Management, LLC and Victory Capital Management. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Subadvisory Agreements. In connection with its deliberations regarding the approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadvisers under the proposed subadvisory arrangements; comparative fees as provided by the Subadvisers; the profits to be realized by the Subadvisers; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the renewal of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s special January 22, 2007 meeting, following an extensive process. The Adviser sent memoranda to the Subadvisers requesting information regarding the Subadvisory Agreements to be provided to the Directors in advance of the meeting. Based upon a review of the information received, counsel requested that Wilshire obtain additional information from the Subadvisers which was provided to the Directors in advance of the meeting.

In response to the requests for information, the Directors received information from each Subadviser describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

for products managed by the Subadviser that are similar to the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients, and (vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Nature, Extent and Quality of Services - Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided under such Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s general legal compliance and the assessment of the Company’s chief compliance officer regarding the Subadviser’s compliance program. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement be approved.

Based upon all relevant factors, the Board concluded that the investment performance for products managed by the Subadvisers that are similar to the Fund met or exceeded acceptable levels of investment performance and, therefore, was satisfactory.

Subadvisory Fees

The Board considered each Subadviser’s proposed subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had previously been deemed reasonable by the Board.

Based upon all of the above, the Board determined that the subadvisory fees for each Portfolio were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers would be limited due to the size of the Fund. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers would not be unreasonable.

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Economies of Scale - Subadvisers

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under each Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees to be charged under each Subadvisory Agreement are reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of the Fund.

Board Approval of Amended Subadvisory Agreements

During the same period, the Board approved amended subadvisory agreements between Wilshire and the following subadvisers: AllianceBernstein L.P., Los Angeles Capital Management & Equity Research, Inc., Delaware Management Company, Kalmar Investment Advisers, Goldman Sachs Asset Management, L.P., NWQ Investment Management Company, LLC and Pzena Investment Management, LLC. In the following text, the subadvisers are referred to as “Subadvisers” and the amended subadvisory agreements between Wilshire and each Subadviser are referred to as “Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Agreements. In connection with its deliberations regarding the approval of the Agreements, the Board considered such information and factors as it deemed to be relevant. The Board considered the specific amendments proposed, including a provision which permits certain transactions between the Subadvisers of the Funds and their affiliates to the extent allowed under the 1940 Act and a provision requiring a Subadviser to obtain written consent of the Adviser before advertising or marketing its relationship with the Adviser or the Fund. The Board also considered that no other substantive changes were proposed to the Agreements, noting in particular that no changes were proposed to the nature, extent and quality of

WILSHIRE MUTUAL FUNDS, INC. BOARD APPROVAL OF SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

services provided by the Subadvisers or to the subadvisory fee schedules. In addition, the Board considered the fact that the Board had approved the continuation of each subadvisory agreement, pursuant to an extensive process that concluded at its August 2006 meeting, the fact that the Board was scheduled to consider continuation of the Agreements, again pursuant to an extensive process that would conclude at its August 2007 meeting, and Wilshire’s recommendation that each Agreement be approved. Based upon all of these considerations, along with the conclusions the Board reached with respect to each of the subadvisory agreements at its August 2006 meeting and the existing arrangements with each of the Subadvisers, the Board concluded that it need not reconsider all of the factors it would typically consider in connection with initial contract approval or contract renewal.

In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, as required by the 1940 Act, each approval was confirmed by the unanimous separate vote of the Independent Directors. The Independent Directors also discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

Based upon the information considered and the conclusions reached, the Board determined that the terms of each Agreement are fair and reasonable and that the approval of each Agreement is in the best interest of the applicable Fund or Funds.

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

www.wilfunds.com

WILSAR07

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date	August 30, 2007

By (Signature and Title)*	/s/ Danny S. Kang
Danny S. Kang, Treasurer and Vice President
(principal financial officer)

Date	August 30, 2007

*	Print the name and title of each signing officer under his or her signature.